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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number ___811-21531________

TFS Capital Investment Trust

(Exact name of registrant as specified in charter)

1800 Bayberry Court, Suite 103 Richmond, Virginia	23226
(Address of principal executive offices)	(Zip code)

Wade R. Bridge, Esq.

 Ultimus Fund Solutions, LLC       225 Pictoria Drive, Suite 450        Cincinnati, Ohio 4524

(Name and address of agent for service)

Registrant's telephone number, including area code:  (804) 484-1401

Date of fiscal year end:         October 31, 2009

Date of reporting period:       October 31, 2009

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

ANNUAL REPORT
October 31, 2009

For more information or assistance in opening an account,
please call toll-free 1-888-534-2001.

LETTER TO SHAREHOLDERS

December 15, 2009

Dear Shareholder,

Enclosed is the Annual Report to shareholders of the TFS Market Neutral Fund (ticker: TFSMX) and the TFS Small Cap Fund (ticker: TFSSX) for the fiscal year ended October 31, 2009.  On behalf of the investment manager, TFS Capital LLC (“TFS”), I’d like to thank you for your investment.

We are pleased to announce that TFSMX’s strong performance earned it the 2009 Lipper Award in the Equity Market Neutral category. This marks the second consecutive year that TFSMX has won this award.  The 2009 Lipper award is presented to the fund in the category with the best 3-year return for the period ended December 31, 2008. For this period TFSMX was ranked #1 out of 23 funds.1

TFSSX, which crossed the 3-year mark in March of 2009, has also established a very strong performance record.  For example, TFSSX’s 1-year return for the year ended October 31, 2009, ranks in the top 2% of all funds in the Lipper Small-Cap Core category.  Moreover, its 3-year return over the same period ranks in the top 3%.

Given its significant asset growth, the TFS Market Neutral Fund expects in the coming months to file a prospectus supplement to implement a “hard close” and cease its public offering of shares.  This is a follow up to its “soft close” which took place on June 30, 2009.  The intent of the hard close is to greatly limit the growth of the Fund.  TFS believes that this action will assist the management team in its effort to maintain the Fund’s high standard of performance.

Although TFSMX is expected to implement a hard close, this action does not mean that TFS Capital intends to reduce its investment in strategy research and development.  Rather, we continue to invest heavily in ongoing research as evidenced by our 2009 expenditures in this area which exceeded any prior year.  Along those lines, TFS would like to announce the addition of Dr. Yan Liu as Co-Portfolio Manager to the Funds.  Dr. Liu holds a Ph.D. in Economics and brings extensive experience in the quantitative analysis of equity securities.

It is notable that the TFS Small Cap Fund (ticker: TFSSX) will remain open to existing and new investors.  This Fund provides investors with an opportunity to gain exposure to the experienced management team at TFS.

Below are performance highlights for the Funds.

TFS Market Neutral Fund (ticker: TFSMX)
	1 year return	3 year return	5 year return	Since Inception (9/7/2004)
TFS Market Neutral Fund	14.86%	8.11%	9.16%	9.47%
S&P 500 Index	9.80%	-7.02%	0.33%	0.52%
Average annual total returns for periods ended 10/31/2009

The TFS Market Neutral Fund rebounded well from the 2008 financial crisis.  The liquidity crisis that caused forced selling in 2008 was believed to have had a significant adverse affect on the Fund.   This activity in 2008 led the Fund into its largest peak-to-valley drawdown since inception.  In the last twelve months, however, many of the price dislocations hampering the Fund have reversed. This shift has contributed to the Fund achieving a return in the latest fiscal year (14.86% return) that exceeds its long-term average annual return.

Overall, the Fund continues to perform extremely well relative to the broad equity markets.  From inception through the fiscal year-end of October 31, 2009, TFSMX generated a 9.47% average annual return and an annualized standard deviation of 8.93%, whereas the S&P 500 Index generated a 0.52% average annual return and an annualized standard deviation of 23.70%.  Therefore, from inception through October 31, 2009, TFSMX produced an annual return that was 8.95 percentage points higher than that of the S&P 500 Index while subjecting investors to only 38% of the volatility.  Given a slightly positive market exposure (beta) since inception, the relatively flat growth of the overall U.S. equity market contributed very little to the Fund’s performance since inception.  Consequently, most of the performance can be attributed to equity selection (alpha generation) by TFS.  So, one can reasonably conclude that the models utilized by TFS to assist in picking stocks were generally successful at predicting the relative price movement of stocks within the Fund’s target universe.

The strategies used in managing TFSMX have resulted in the Fund having a low correlation to other asset classes.  According to Modern Portfolio Theory, investors may benefit significantly by combining non-correlated investments.  As such, we encourage investors to evaluate the impact that the inclusion of TFSMX would have on their portfolios.  We believe TFSMX is best used as a component of a diversified portfolio of investments rather than a large holding for a given shareholder.  We do not recommend allocating a high percentage of one’s assets to TFSMX given the risks inherent in the Fund.  For your reference, below are the Fund’s correlations to several other asset classes.

Index	Correlation Since Inception
S&P 500 Index	0.51
Russell 2000® Index	0.47
MSCI EAFE Index	0.47
Barclays Capital U.S. Aggregate Bond Index	-0.07
Wilshire REIT ETF Index	0.35
Dow Jones Commodity Futures	0.43

Please note that we have developed an interactive “Asset Allocation Tool” on our web site. We encourage you to visit our web site to determine if an allocation to TFSMX may be appropriate for you.

TFS Small Cap Fund (ticker: TFSSX)
	1 year return	3 year return	Since Inception (3/7/2006)
TFS Small Cap Fund	37.41%	0.58%	2.59%
Russell 2000® Index	6.46%	-8.51%	-5.26%
Average annual total returns for periods ended 10/31/2009

Through October 31, 2009, TFSSX continued to achieve its objective of outperforming the Russell 2000® Index as measured by its performance since inception.  From inception on March 7, 2006 through the recent fiscal year-end, it generated an average annual return of 2.59% versus -5.26% for the Russell 2000® Index.  In the last Annual Report, we discussed the Fund’s underperformance relative to the Russell 2000® Index and indicated that we believed the Fund’s struggles were associated with last year’s financial crisis.  Similar to TFSMX, since 2008 TFSSX has benefited greatly from liquidity being restored to the market as many price dislocations reversed course.  This benefit can be observed in the 1-year return for the fiscal year  ended October 31, 2009 in which the Fund outpaced the Russell 2000® Index by 30.95 percentage points.  This significant outperformance was achieved despite the Fund having a lower average beta among its holdings than the Russell 2000® Index, which acted as a slight handicap.

For both Funds, there were no significant changes to the investing strategies during the period that impacted performance.  As described in the prospectus, TFS develops quantitative models through rigorous historical analysis of the stock market.  These models help TFS make objective decisions that we believe will lead to good performance.

Best regards,

Larry S. Eiben
Chief Operating Officer & Co-Portfolio Manager
TFS Capital LLC

1	TFSMX was ranked #28 out of 46 funds using its 1-year return.

Past performance is not predictive of future performance. Investment results and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Fee waivers have positively impacted each Fund’s performance over the relevant periods and without such waivers each Fund’s performance would have been lower. For each Fund’s current expense ratio information please see the Financial Highlights tables included in this Report. Current performance may be higher or lower than the performance data quoted.  Performance data current to the most recent month-end are available at www.TFSCapital.com.

An investor should consider the investment objectives, risks, charges and expenses of the Funds carefully before investing. The Funds’ prospectus contains this and other important information. To obtain a copy of the TFS Funds’ prospectus please visit www.TFSCapital.com or call 1-888-534-2001 and a copy will be sent to you free of charge. Please read the prospectus carefully before you invest. The TFS Funds are distributed by Ultimus Fund Distributors, LLC.

TFS MARKET NEUTRAL FUND
PERFORMANCE INFORMATION (Unaudited)

Comparison of the Change in Value of a $10,000 Investment in the
TFS Market Neutral Fund versus the S&P 500 Index

Average Annual Total Returns(a)
For the periods ended October 31, 2009

	1 Year	5 Years	Since Inception(b)
TFS Market Neutral Fund	14.86%	9.16%	9.47%
S&P 500 Index	9.80%	0.33%	0.52%

(a)	The total returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(b)	Initial public offering of shares was September 7, 2004.

TFS SMALL CAP FUND
PERFORMANCE INFORMATION (Unaudited)

Comparison of the Change in Value of a $10,000 Investment in the
TFS Small Cap Fund versus the Russell 2000 Index

Average Annual Total Returns(a)
For the periods ended October 31, 2009

	1 Year	Since Inception(b)
TFS Small Cap Fund	37.41%	2.59%
Russell 2000 Index	6.46%	-5.26%

(a)	The total returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(b)	Initial public offering of shares was March 7, 2006.

TFS MARKET NEUTRAL FUND
PORTFOLIO INFORMATION
October 31, 2009 (Unaudited)

TFS Market Neutral Fund vs S&P 500 Index
Net Sector Exposure*

*
The net percentages for the TFS Market Neutral Fund are computed by taking the net dollar exposure, including short positions, and dividing by the net assets of the Fund.  Consequently, the percentages are not likely to total to 100%.

Top 10 Long Equity Positions		Top 10 Short Equity Positions
Security Description	% of Net Assets	Security Description	% of Net Assets
Dynegy, Inc.	0.69%	Patterson-UTI Energy, Inc.	0.45%
SIRIUS XM Radio, Inc.	0.64%	Hanesbrands, Inc.	0.41%
Tenet Healthcare Corporation	0.56%	Park National Corporation	0.37%
ON Semiconductor Corporation	0.56%	AK Steel Holding Corporation	0.37%
Wendy’s/Arby’s Group, Inc. - Class A	0.54%	Compass Minerals International, Inc.	0.36%
SUPERVALU, Inc.	0.52%	RadioShack Corporation	0.35%
Brocade Communications Systems, Inc.	0.50%	Pool Corporation	0.34%
3Com Corporation	0.47%	Allegheny Technologies, Inc.	0.34%
VeriFone Holdings, Inc.	0.46%	Realty Income Corporation	0.34%
Synopsys, Inc.	0.45%	Tupperware Brands Corporation	0.34%

TFS SMALL CAP FUND
PORTFOLIO INFORMATION
October 31, 2009 (Unaudited)

TFS Small Cap Fund
Sector Allocation (% of Net Assets)

Top 10 Equity Positions
Security Description	% of Net Assets
Spectrum Control, Inc.	0.41%
Lender Processing Services, Inc.	0.41%
GenCorp, Inc.	0.40%
SIRIUS XM Radio, Inc.	0.40%
FreightCar America, Inc.	0.40%
American Greetings Corporation - Class A	0.39%
Bally Technologies, Inc.	0.38%
BioForm Medical, Inc.	0.38%
Anixter International, Inc.	0.38%
Kendle International, Inc.	0.38%

TFS MARKET NEUTRAL FUND
SUMMARY SCHEDULE OF INVESTMENTS*
October 31, 2009

COMMON STOCKS — 85.1%	Shares	Value
Consumer Discretionary — 10.5%
Auto Components — 1.4%
Other Auto Components (a)		$11,177,798

Automobiles — 0.0%
Other Automobiles (a)		10,350

Distributors — 0.0%
Other Distributors (a)		22,726

Diversified Consumer Services — 0.4%
Other Diversified Consumer Services (a)		3,278,789

Hotels, Restaurants & Leisure — 1.8%
Wendy’s/Arby’s Group, Inc. - Class A (b)	1,141,394	4,508,506
Wyndham Worldwide Corporation (b)	181,300	3,091,165
Other Hotels, Restaurants & Leisure (a)		7,390,988
		14,990,659
Household Durables — 1.1%
Other Household Durables (a)		8,949,953

Internet & Catalog Retail — 0.2%
Other Internet & Catalog Retail (a)		1,587,219

Leisure Equipment & Products — 0.2%
Other Leisure Equipment & Products (a)		1,520,846

Media — 2.2%
CTC Media, Inc. (b) (c)	182,481	2,934,294
SIRIUS XM Radio, Inc. (c)	9,043,595	5,299,547
Other Media (a)		10,131,819
		18,365,660
Multi-Line Retail — 0.1%
Other Multi-Line Retail (a)		1,113,272

Specialty Retail — 1.3%
American Eagle Outfitters, Inc.	147,700	2,583,273
Other Specialty Retail (a)		8,590,677
		11,173,950
Textiles, Apparel & Luxury Goods — 1.8%
Jones Apparel Group, Inc. (b)	174,300	3,118,227
Other Textiles, Apparel & Luxury Goods (a)		11,519,090
		14,637,317
Consumer Staples — 3.0%
Beverages — 0.1%
Other Beverages (a)		774,115

TFS MARKET NEUTRAL FUND
SUMMARY SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS — 85.1% (Continued)	Shares	Value
Consumer Staples — 3.0% (Continued)
Food & Staples Retailing — 1.1%
SUPERVALU, Inc. (b)	273,600	$4,342,032
Other Food & Staples Retailing (a)		5,108,357
		9,450,389
Food Products — 1.1%
Del Monte Foods Company (b)	229,121	2,474,507
Other Food Products (a)		6,770,244
		9,244,751
Household Products — 0.0%
Other Household Products (a)		323,634

Personal Products — 0.7%
Other Personal Products (a)		5,429,205

Tobacco — 0.0%
Other Tobacco (a)		4,159

Energy — 4.9%
Energy Equipment & Services — 1.6%
Other Energy Equipment & Services (a)		12,966,554

Oil, Gas & Consumable Fuels — 3.3%
Quicksilver Resources, Inc. (b) (c)	193,100	2,355,820
Other Oil, Gas & Consumable Fuels (a)		25,007,426
		27,363,246
Financials — 11.7%
Capital Markets — 1.8%
Ares Capital Corporation (b)	258,849	2,702,384
E*TRADE Financial Corporation (b) (c)	1,615,000	2,357,900
Other Capital Markets (a)		10,048,415
		15,108,699
Commercial Banks — 2.7%
Boston Private Financial Holdings, Inc. (b)	420,008	2,499,048
CapitalSource, Inc. (b)	991,510	3,529,776
Other Commercial Banks (a)		16,570,510
		22,599,334
Consumer Finance — 0.4%
Other Consumer Finance (a)		3,017,964

Diversified Financial Services — 0.3%
Other Diversified Financial Services (a)		2,760,122

Insurance — 4.6%
American Financial Group, Inc. (b)	107,795	2,651,757
Other Insurance (a)		35,297,726
		37,949,483

TFS MARKET NEUTRAL FUND
SUMMARY SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS — 85.1% (Continued)	Shares	Value
Financials — 11.7% (Continued)
Real Estate Investment Trusts — 1.4%
Other Real Estate Investment Trusts (a)		$11,306,568

Real Estate Management & Development — 0.0%
Other Real Estate Management & Development (a)		89,651

Thrifts & Mortgage Finance — 0.5%
Other Thrifts & Mortgage Finance (a)		4,340,226

Health Care — 11.4%
Biotechnology — 2.4%
Amylin Pharmaceuticals, Inc. (c)	297,500	3,284,400
PDL BioPharma, Inc. (b)	401,799	3,379,130
Other Biotechnology (a)		13,046,684
		19,710,214
Health Care Equipment & Supplies — 2.0%
Other Health Care Equipment & Supplies (a)		16,859,151

Health Care Providers & Services — 4.3%
Coventry Health Care, Inc. (b) (c)	133,000	2,637,390
MEDNAX, Inc. (b) (c)	52,424	2,721,854
Tenet Healthcare Corporation (b) (c)	902,541	4,621,010
Universal Health Services, Inc. - Class B (b)	43,200	2,404,080
Other Health Care Providers & Services (a)		22,999,465
		35,383,799
Health Care Technology — 0.6%
IMS Health, Inc. (b)	223,800	3,668,082
Other Health Care Technology (a)		1,293,815
		4,961,897
Life Sciences Tools & Services — 1.5%
Bruker Corporation (b) (c)	298,028	3,230,623
Parexel International Corporation (b) (c)	225,797	2,826,978
Other Life Sciences Tools & Services (a)		6,240,626
		12,298,227
Pharmaceuticals — 0.6%
Other Pharmaceuticals (a)		5,115,446

Industrials — 13.4%
Aerospace & Defense — 1.3%
Cubic Corporation (b)	71,390	2,477,947
Other Aerospace & Defense (a)		8,722,972
		11,200,919
Air Freight & Logistics — 0.5%
Other Air Freight & Logistics (a)		4,354,040

TFS MARKET NEUTRAL FUND
SUMMARY SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS — 85.1% (Continued)	Shares	Value
Industrials — 13.4% (Continued)
Airlines — 1.5%
UAL Corporation (c)	367,650	$2,393,401
US Airways Group, Inc. (b) (c)	1,077,696	3,297,750
Other Airlines (a)		6,902,508
		12,593,659
Building Products — 0.6%
Other Building Products (a)		5,324,955

Commercial Services & Supplies — 1.1%
Other Commercial Services & Supplies (a)		8,991,152

Construction & Engineering — 1.3%
Shaw Group, Inc. (The) (b) (c)	131,425	3,372,366
Other Construction & Engineering (a)		7,029,354
		10,401,720
Electrical Equipment — 1.3%
Thomas & Betts Corporation (c)	109,782	3,755,642
Other Electrical Equipment (a)		7,421,353
		11,176,995
Industrial Conglomerates — 0.2%
Other Industrial Conglomerates (a)		1,637,593

Machinery — 3.3%
Timken Company (b)	127,880	2,817,196
Titan International, Inc. (b)	313,912	2,636,861
Trinity Industries, Inc. (b)	201,897	3,408,021
Other Machinery (a)		18,094,779
		26,956,857
Marine — 0.8%
Other Marine (a)		6,561,027

Professional Services — 0.6%
Other Professional Services (a)		5,029,778

Road & Rail — 0.5%
Other Road & Rail (a)		3,940,362

Trading Companies & Distributors — 0.4%
Other Trading Companies & Distributors (a)		3,190,322

Transportation Infrastructure — 0.0%
Other Transportation Infrastructure (a)		84,650

TFS MARKET NEUTRAL FUND
SUMMARY SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS — 85.1% (Continued)	Shares	Value
Information Technology — 19.6%
Communications Equipment — 3.4%
3Com Corporation (b) (c)	765,548	$3,934,917
Arris Group, Inc. (b) (c)	259,800	2,665,548
Brocade Communications Systems, Inc. (b) (c)	485,275	4,163,659
Other Communications Equipment (a)		17,168,943
		27,933,067
Computers & Peripherals — 0.5%
Other Computers & Peripherals (a)		4,296,281

Electronic Equipment, Instruments & Components — 3.5%
Anixter International, Inc. (b) (c)	85,199	3,565,578
Arrow Electronics, Inc. (b) (c)	123,600	3,132,024
Jabil Circuit, Inc. (b)	222,427	2,976,073
Tech Data Corporation (b) (c)	88,922	3,417,272
Vishay Intertechnology, Inc. (b) (c)	498,764	3,107,300
Other Electronic Equipment, Instruments & Components (a)		12,441,296
		28,639,543
Internet Software & Services — 1.2%
Other Internet Software & Services (a)		10,286,460

IT Services — 3.0%
TeleTech Holdings, Inc. (b) (c)	205,061	3,668,541
VeriFone Holdings, Inc. (b) (c)	288,136	3,832,209
Other IT Services (a)		17,525,370
		25,026,120
Semiconductors & Semiconductor Equipment — 3.7%
ON Semiconductor Corporation (c)	689,600	4,613,424
Tessera Technologies, Inc. (b) (c)	108,682	2,402,959
Other Semiconductors & Semiconductor Equipment (a)		23,421,062
		30,437,445
Software — 4.3%
Synopsys, Inc. (b) (c)	171,214	3,766,708
TIBCO Software, Inc. (b) (c)	400,994	3,508,698
Other Software (a)		28,091,425
		35,366,831
Materials — 6.7%
Chemicals — 3.4%
Ashland, Inc. (b)	105,146	3,631,743
RPM International, Inc. (b)	138,998	2,449,145
Solutia, Inc. (b) (c)	295,756	3,253,316
Other Chemicals (a)		18,629,396
		27,963,600
Containers & Packaging — 1.3%
Other Containers & Packaging (a)		10,741,272

Metals & Mining — 1.0%
Other Metals & Mining (a)		8,448,360

TFS MARKET NEUTRAL FUND
SUMMARY SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS — 85.1% (Continued)	Shares	Value
Materials — 6.7% (Continued)
Paper & Forest Products — 1.0%
Other Paper & Forest Products (a)		$8,230,025

Telecommunication Services — 1.0%
Diversified Telecommunication Services — 0.5%
Other Diversified Telecommunication Services (a)		3,986,635

Wireless Telecommunication Services — 0.5%
Other Wireless Telecommunication Services (a)		4,267,862

Utilities — 2.9%
Electric Utilities — 0.3%
Other Electric Utilities (a)		2,468,114

Gas Utilities — 1.2%
AGL Resources, Inc. (b)	80,352	2,809,106
Other Gas Utilities (a)		7,311,216
		10,120,322
Independent Power Producers & Energy Traders — 1.0%
Dynegy, Inc. (c)	2,874,525	5,749,050
Other Independent Power Producers & Energy Traders (a)		2,044,443
		7,793,493
Multi-Utilities — 0.4%
Other Multi-Utilities (a)		3,560,065

Water Utilities — 0.0%
Other Water Utilities (a)		143,696

Total Common Stocks (Cost $669,733,452)		$705,038,593

CLOSED-END FUNDS — 10.7%	Shares	Value
Other Closed-End Funds (Cost $90,367,060) (a)		$88,383,154

RIGHTS — 0.0%	Shares	Value
Total Rights (Cost $0) (a)(e)		$—

TFS MARKET NEUTRAL FUND
SUMMARY SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS — 3.0%	Shares	Value
UMB Money Market Fiduciary, 0.05% (d)
(Cost $24,674,332)	24,674,332	$24,674,332

Total Investments at Value — 98.8% (Cost $784,774,844)		$818,096,079

Other Assets in Excess of Liabilities — 1.2%		10,313,378

Net Assets — 100.0%		$828,409,457

*	A complete Schedule of Investments is available without charge upon request by calling toll-free 1-888-534-2001 or on the SEC’s website at http://www.sec.gov.

(a)
Represents issuers not identified as a top 50 holding in terms of market value and issues or issuers not exceeding 1% of net assets individually or in the aggregate, respectively, as of October 31, 2009.

(b)	All or a portion of the shares have been committed as collateral for open short positions.

(c)	Non-income producing security.

(d)	Variable rate security. The rate shown is the 7-day effective yield as of October 31, 2009.

(e)	Fair value priced (Note 2). Fair valued securities totaled $0 at October 31, 2009, representing 0.0% of net assets.

See accompanying notes to financial statements.

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT
October 31, 2009

COMMON STOCKS — 64.6%	Shares	Value
Consumer Discretionary — 14.3%
Auto Components — 0.5%
Amerigon, Inc. (a)	8,800	$56,584
ArvinMeritor, Inc.	60,100	469,381
BorgWarner, Inc.	26,700	809,544
China Automotive Systems, Inc. (a)	2,200	22,792
Cooper Tire & Rubber Company	31,197	476,066
Dorman Products, Inc. (a)	4,000	58,480
Exide Technologies (a)	300	1,836
Fuel Systems Solutions, Inc. (a)	200	6,548
Gentex Corporation	11,400	182,514
Modine Manufacturing Company	3,800	39,140
Raser Technologies, Inc. (a)	273,611	322,861
Spartan Motors, Inc.	77,837	388,407
Standard Motor Products, Inc.	100	836
Stoneridge, Inc. (a)	19,600	144,060
Superior Industries International, Inc.	62,700	832,656
TRW Automotive Holdings Corporation (a)	14,900	233,185
WABCO Holdings, Inc.	17,100	405,612
Wonder Auto Technology, Inc. (a)	1,800	23,292
		4,473,794
Automobiles — 0.2%
Harley-Davidson, Inc.	300	7,476
Winnebago Industries, Inc. (a)	102,194	1,175,231
		1,182,707
Distributors — 0.0%
Core-Mark Holding Company, Inc. (a)	6,983	191,125

Diversified Consumer Services — 1.2%
American Public Education, Inc. (a)	32,224	1,027,945
Brink’s Home Security Holdings, Inc. (a)	2,380	73,732
Capella Education Company (a)	15,301	1,054,239
Career Education Corporation (a)	58,071	1,210,200
ChinaCast Education Corporation (a)	1,100	6,842
Coinstar, Inc. (a)	28,300	898,242
Corinthian Colleges, Inc. (a)	25,000	396,500
DeVry, Inc.	13,800	763,002
Grand Canyon Education, Inc. (a)	99	1,606
Home Solutions of America, Inc. (a)	95,563	3,584
Jackson Hewitt Tax Service, Inc.	119,750	587,972
K12, Inc. (a)	48,300	774,732
Learning Tree International, Inc. (a)	500	5,440
Pre-Paid Legal Services, Inc. (a)	18,905	747,504
Regis Corporation	80,328	1,304,527
Spectrum Group International, Inc. (a)	2,133	5,439
Stewart Enterprises, Inc. - Class A	121,348	555,774
Universal Technical Institute, Inc. (a)	23,061	414,867
Weight Watchers International, Inc.	2,084	55,247
		9,887,394

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS — 64.6% (Continued)	Shares	Value
Consumer Discretionary — 14.3% (Continued)
Hotels, Restaurants & Leisure — 2.5%
Ambassadors Group, Inc.	15,680	$199,293
Ameristar Casinos, Inc.	10,400	153,088
BJ’s Restaurants, Inc. (a)	100,148	1,598,362
Boyd Gaming Corporation (a)	114,116	839,894
Brinker International, Inc.	300	3,792
Buffalo Wild Wings, Inc. (a)	25,522	1,046,657
Burger King Holdings, Inc.	78,633	1,349,342
California Pizza Kitchen, Inc. (a)	79,058	1,026,964
Caribou Coffee Company, Inc. (a)	4,100	33,579
Cedar Fair, L.P.	600	6,006
Cheesecake Factory, Inc. (The) (a)	19,000	345,420
Choice Hotels International, Inc.	8,800	262,416
Cracker Barrel Old Country Store, Inc.	4,100	135,915
DineEquity, Inc. (a)	35,118	743,097
Interval Leisure Group, Inc. (a)	400	4,464
Jamba, Inc. (a)	143,344	206,415
Las Vegas Sands Corporation (a)	1,900	28,671
MGM Mirage (a)	6,500	60,255
Morgans Hotel Group Company (a)	75,951	252,157
Multimedia Games, Inc. (a)	400	1,964
O’Charley’s, Inc. (a)	700	4,907
Orient-Express Hotels Ltd. - Class A (a)	79,904	687,174
Panera Bread Company - Class A (a)	25,559	1,533,029
Peet’s Coffee & Tea, Inc. (a)	32,785	1,114,690
Pinnacle Entertainment, Inc. (a)	13,869	117,193
Red Robin Gourmet Burgers, Inc. (a)	53,637	896,274
Ruby Tuesday, Inc. (a)	14,300	95,238
Scientific Games Corporation - Class A (a)	1,400	19,698
Shuffle Master, Inc. (a)	31,520	246,171
Sonic Corporation (a)	157,200	1,469,820
Texas Roadhouse, Inc. (a)	73,262	693,791
Universal Travel Group (a)	6,300	73,584
Vail Resorts, Inc. (a)	66,300	2,283,372
VCG Holding Corporation (a)	13,691	25,739
WMS Industries, Inc. (a)	59,600	2,382,808
Wyndham Worldwide Corporation	17,810	303,661
Wynn Resorts Ltd. (a)	100	5,422
		20,250,322
Household Durables — 1.7%
Black & Decker Corporation (The)	300	14,166
Brookfield Homes Corporation (a)	42,761	240,744
Cavco Industries, Inc. (a)	22,759	691,874
CSS Industries, Inc.	1,400	28,420
Deer Consumer Products, Inc. (a)	2,600	31,850
Ethan Allen Interiors, Inc.	92,233	1,149,223
Furniture Brands International, Inc. (a)	5,000	21,250
Hovnanian Enterprises, Inc. - Class A (a)	280,365	1,096,227
iRobot Corporation (a)	67,604	903,865

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS — 64.6% (Continued)	Shares	Value
Consumer Discretionary — 14.3% (Continued)
Household Durables — 1.7% (Continued)
Jarden Corporation	6,950	$190,361
KB Home	300	4,254
Kid Brands, Inc. (a)	700	3,479
Leggett & Platt, Inc.	68,100	1,316,373
M/I Homes, Inc. (a)	38,264	427,409
MDC Holdings, Inc.	26,895	877,315
Meritage Homes Corporation (a)	132,841	2,423,020
Mohawk Industries, Inc. (a)	31,030	1,329,015
National Presto Industries, Inc.	2,748	238,884
Ryland Group, Inc. (The)	8,900	165,095
Skyline Corporation	2,272	39,737
Tupperware Brands Corporation	61,900	2,786,738
		13,979,299
Internet & Catalog Retail — 0.6%
Amazon.com, Inc. (a)	100	11,881
BIDZ.com, Inc. (a)	1,202	3,486
HSN, Inc. (a)	5,600	83,664
NutriSystem, Inc.	66,000	1,420,320
Orbitz Worldwide, Inc. (a)	300	1,569
Overstock.com, Inc. (a)	57,784	808,976
PetMed Express, Inc.	90,643	1,422,189
Shutterfly, Inc. (a)	76,482	1,078,396
Ticketmaster Entertainment, Inc. (a)	6,700	64,655
ValueVision Media, Inc. (a)	59,144	187,486
		5,082,622
Leisure Equipment & Products — 0.5%
Brunswick Corporation	6,400	60,672
Callaway Golf Company	74,300	508,212
JAKKS Pacific, Inc. (a)	2,900	41,267
Pool Corporation	145,480	2,848,498
Sturm Ruger & Company, Inc.	20,001	212,411
		3,671,060
Media — 0.8%
Arbitron, Inc.	43,530	943,730
Cablevision Systems Corporation	100	2,296
Central European Media Enterprises Ltd. (a)	91,076	2,289,651
Charter Communications, Inc. - Class A (a)	20,500	433
Cinemark Holdings, Inc.	47,631	552,043
CKX, Inc. (a)	28,400	181,760
DISH Network Corporation - Class A (a)	200	3,480
Dolan Media Company (a)	1,200	14,328
DreamWorks Animation SKG, Inc. - Class A (a)	24,100	771,200
Gannett Company, Inc.	13,200	129,624
Interpublic Group of Companies, Inc. (a)	100	602
Liberty Global, Inc. (a)	200	4,116
Liberty Global, Inc. - Class A (a)	56,500	1,159,945
Liberty Media Corporation - Capital - Series A (a)	17,500	362,075
Live Nation, Inc. (a)	300	1,998

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS — 64.6% (Continued)	Shares	Value
Consumer Discretionary — 14.3% (Continued)
Media — 0.8% (Continued)
Martha Stewart Living Omnimedia, Inc. (a)	5,300	$27,454
Media General, Inc.	31,000	256,990
New York Times Company (The)	900	7,173
Outdoor Channel Holdings, Inc. (a)	900	6,228
Time Warner Cable, Inc.	100	3,944
Warner Music Group Corporation (a)	40,074	230,826
		6,949,896
Multi-Line Retail — 0.4%
Big Lots, Inc. (a)	60,700	1,520,535
Bon-Ton Stores, Inc. (The)	34,968	323,454
Dillard’s, Inc.	42,200	574,764
Fred’s, Inc.	77,271	914,889
Tuesday Morning Corporation (a)	9,087	29,351
		3,362,993
Specialty Retail — 4.3%
Aaron’s, Inc.	48,702	1,219,985
Abercrombie & Fitch Company - Class A	32,370	1,062,383
American Eagle Outfitters, Inc.	300	5,247
Asbury Automotive Group, Inc. (a)	52,730	513,590
Barnes & Noble, Inc.	68,119	1,131,457
bebe stores, Inc.	140,218	877,765
Blockbuster, Inc. - Class A (a)	100,400	83,332
Brown Shoe Company, Inc.	1,000	10,370
Buckle, Inc. (The)	50,386	1,512,084
Build-A-Bear Workshop, Inc. (a)	400	2,072
Cabela’s, Inc. - Class A (a)	70,676	888,397
Charming Shoppes, Inc. (a)	188,709	854,852
Chico’s FAS, Inc. (a)	68,300	816,185
Children’s Place Retail Stores, Inc. (The) (a)	56	1,761
China Auto Logistics, Inc. (a)	1,000	4,120
Christopher & Banks Corporation	100	609
Citi Trends, Inc. (a)	18,076	475,941
Coldwater Creek, Inc. (a)	70,000	402,500
Conn’s, Inc. (a)	88,392	557,754
Dick’s Sporting Goods, Inc. (a)	62,500	1,418,125
Dress Barn, Inc. (a)	92,753	1,674,192
DSW, Inc. - Class A (a)	73,316	1,407,667
Foot Locker, Inc.	47,000	492,560
GameStop Corporation - Class A (a)	300	7,287
Gander Mountain Company (a)	9,002	44,920
Group 1 Automotive, Inc.	70,416	1,789,975
Guess?, Inc.	9,300	339,915
Haverty Furniture Companies, Inc. (a)	69,500	841,645
hhgregg, Inc. (a)	60,419	996,309
Hibbett Sports, Inc. (a)	56,075	1,050,846
Hot Topic, Inc. (a)	73,600	566,720
Jo-Ann Stores, Inc. (a)	51,573	1,372,873
Limited Brands, Inc.	200	3,520

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS — 64.6% (Continued)	Shares	Value
Consumer Discretionary — 14.3% (Continued)
Specialty Retail — 4.3% (Continued)
Lumber Liquidators, Inc. (a)	55,372	$1,176,655
New York & Company, Inc. (a)	1,500	6,600
Penske Auto Group, Inc.	87,927	1,376,937
PetSmart, Inc.	98,200	2,310,646
Pier 1 Imports, Inc. (a)	506,312	1,782,218
RadioShack Corporation	173,500	2,930,415
Shoe Carnival, Inc. (a)	5,106	76,641
Sonic Automotive, Inc. - Class A	83,419	745,766
Stein Mart, Inc. (a)	100	950
Systemax, Inc. (a)	40,300	543,244
Tractor Supply Company (a)	29,603	1,323,254
Tween Brands, Inc. (a)	37,700	319,696
Urban Outfitters, Inc. (a)	200	6,276
West Marine, Inc. (a)	100	762
Zumiez, Inc. (a)	64,311	866,269
		35,893,287
Textiles, Apparel & Luxury Goods — 1.6%
Alpha Pro Tech Ltd. (a)	6,100	36,539
Carter’s, Inc. (a)	5,100	120,360
Cherokee, Inc.	33,325	630,842
Columbia Sportswear Company	41,900	1,594,295
Deckers Outdoor Corporation (a)	14,500	1,300,215
Fossil, Inc. (a)	6,900	184,437
Fuqi International, Inc. (a)	19,400	397,506
G-III Apparel Group Ltd. (a)	9,645	154,416
Gildan Activewear, Inc. (a)	18,835	333,945
Hanesbrands, Inc. (a)	157,086	3,396,199
Iconix Brand Group, Inc. (a)	54,850	639,551
Jones Apparel Group, Inc.	82,900	1,483,081
K-Swiss, Inc. - Class A	95,561	779,778
Liz Claiborne, Inc.	8,200	47,068
Movado Group, Inc.	47,317	495,882
Skechers U.S.A., Inc. - Class A (a)	3,300	72,006
Timberland Company (The) - Class A (a)	23,300	376,994
Volcom, Inc. (a)	53,212	883,851
Warnaco Group, Inc. (The) (a)	16,471	667,570
		13,594,535
Consumer Staples — 3.5%
Beverages — 0.3%
Boston Beer Company, Inc. - Class A (a)	161	6,118
Central European Distribution Corporation (a)	49,393	1,536,616
Constellation Brands, Inc. - Class A (a)	34,900	552,118
Cott Corporation (a)	6,900	54,510
Jones Soda Company (a)	128,277	100,056
		2,249,418

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS — 64.6% (Continued)	Shares	Value
Consumer Staples — 3.5% (Continued)
Food & Staples Retailing — 0.7%
Diedrich Coffee, Inc. (a)	600	$13,080
Great Atlantic & Pacific Tea Company, Inc. (The) (a)	126,502	1,253,635
Nash Finch Company	16,757	485,618
Rite Aid Corporation (a)	604,400	779,676
Ruddick Corporation	57,114	1,526,086
Susser Holdings Corporation (a)	700	8,323
United Natural Foods, Inc. (a)	44,997	1,084,878
Winn-Dixie Stores, Inc. (a)	31,538	349,756
		5,501,052
Food Products — 1.5%
AgFeed Industries, Inc. (a)	5,000	22,050
American Dairy, Inc. (a)	5,856	169,473
American Italian Pasta Company (a)	9,200	249,964
Cal-Maine Foods, Inc.	68,900	1,870,635
Chiquita Brands International, Inc. (a)	97,069	1,571,547
Dean Foods Company (a)	20,600	375,538
Diamond Foods, Inc.	27,321	823,728
Farmer Brothers Company	3,133	59,214
Flowers Foods, Inc.	65,977	1,541,223
Fresh Del Monte Produce, Inc. (a)	8,600	186,706
Hain Celestial Group, Inc. (The) (a)	100	1,754
Imperial Sugar Company	5,000	62,450
Lifeway Foods, Inc. (a)	3,389	40,803
Sanderson Farms, Inc.	1,700	62,203
Smithfield Foods, Inc. (a)	155,900	2,079,706
Synutra International, Inc. (a)	11,570	139,997
Tootsie Roll Industries, Inc.	37,558	931,814
Treehouse Foods, Inc. (a)	46,600	1,742,840
Tyson Foods, Inc.	79,400	994,088
Zapata Corporation (a)	256	1,748
		12,927,481
Personal Products — 0.7%
American Oriental Bioengineering, Inc. (a)	222,060	879,358
Bare Escentuals, Inc. (a)	19,500	246,285
Chattem, Inc. (a)	15,600	988,572
China Sky One Medical, Inc. (a)	13,004	154,357
China-Biotics, Inc. (a)	900	10,440
Elizabeth Arden, Inc. (a)	2,200	23,430
Female Health Company (The) (a)	900	4,167
Herbalife Ltd.	9,300	312,945
Mannatech, Inc.	72,468	246,391
Mead Johnson Nutrition Company - Class A	8,579	360,661
Medifast, Inc. (a)	500	11,010
NBTY, Inc. (a)	24,648	897,434
Nu Skin Enterprises, Inc.	200	4,552
Revlon, Inc. (a)	13,100	110,433
USANA Health Sciences, Inc. (a)	54,641	1,574,754
		5,824,789

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS — 64.6% (Continued)	Shares	Value
Consumer Staples — 3.5% (Continued)
Tobacco — 0.3%
Alliance One International, Inc. (a)	174,756	$770,674
Star Scientific, Inc. (a)	458	385
Universal Corporation	29,731	1,236,512
Vector Group Ltd.	50,432	731,768
		2,739,339
Energy — 5.0%
Energy Equipment & Services — 1.3%
Baker Hughes, Inc.	600	25,242
Basic Energy Services, Inc. (a)	3,800	26,600
Bronco Drilling Company, Inc. (a)	3,000	18,960
Carbo Ceramics, Inc.	35,289	2,060,525
Core Laboratories N.V.	4,400	458,920
Dawson Geophysical Company (a)	200	4,830
Dresser-Rand Group, Inc. (a)	30,800	907,676
Exterran Holdings, Inc. (a)	11,965	244,445
Global Industries Ltd. (a)	19,854	144,736
Gulf Island Fabrication, Inc.	15,313	292,784
Halliburton Company	100	2,921
Helix Energy Solutions Group, Inc. (a)	103,700	1,423,801
Hercules Offshore, Inc. (a)	10,200	52,326
Lufkin Industries, Inc.	700	39,935
NATCO Group, Inc. (a)	2,700	117,666
North American Energy Partners, Inc. (a)	2,100	11,907
OYO Geospace Corporation (a)	800	21,000
Patterson-UTI Energy, Inc.	237,200	3,695,576
Precision Drilling Trust	3,700	24,235
RPC, Inc.	2,100	19,635
Seahawk Drilling, Inc. (a)	1,082	29,214
SulphCo, Inc. (a)	279,872	279,872
Superior Well Services, Inc. (a)	109,600	1,162,856
TETRA Technologies, Inc. (a)	1,100	10,406
Trico Marine Services, Inc. (a)	11,977	73,060
Union Drilling, Inc. (a)	6,000	45,840
Unit Corporation (a)	200	7,816
Weatherford International Ltd. (a)	100	1,753
Willbros Group, Inc. (a)	8,300	109,062
		11,313,599
Oil, Gas & Consumable Fuels — 3.7%
Alpha Natural Resources, Inc. (a)	34,940	1,186,912
Arena Resources, Inc. (a)	23,400	871,884
Atlas Pipeline Partners, L.P.	9,200	64,584
Berry Petroleum Company - Class A	53,592	1,359,093
Bill Barrett Corporation (a)	100	3,098
BPZ Resources, Inc. (a)	100,862	635,431
Brigham Exploration Company (a)	2,000	19,000
Cabot Oil & Gas Corporation	100	3,847
Carrizo Oil & Gas, Inc. (a)	91,500	2,120,970
Cheniere Energy Partners, L.P.	600	6,408

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS — 64.6% (Continued)	Shares	Value
Energy — 5.0% (Continued)
Oil, Gas & Consumable Fuels — 3.7% (Continued)
Cheniere Energy, Inc. (a)	303,188	$706,428
Clayton Williams Energy, Inc. (a)	700	18,340
Clean Energy Fuels Corporation (a)	300	3,480
CNX Gas Corporation (a)	100	2,786
Comstock Resources, Inc. (a)	14,100	579,369
Concho Resources, Inc. (a)	19,934	759,685
Copano Energy, LLC	18,496	315,912
Cross Timbers Royalty Trust	500	16,020
Crosstex Energy, Inc.	9,000	50,580
Crosstex Energy, L.P.	10,900	63,656
DCP Midstream Partners, L.P.	100	2,579
Eagle Rock Energy Partners, L.P.	13,300	63,042
Enbridge Energy Partners, L.P.	6,600	306,768
Encore Acquisition Company (a)	18,523	686,648
EOG Resources, Inc.	100	8,166
Evergreen Energy, Inc. (a)	306,822	111,683
EXCO Resources, Inc.	70,800	1,105,896
Forest Oil Corporation (a)	14,500	284,200
Frontier Oil Corporation	84,367	1,169,327
Frontline Ltd.	44,348	1,034,639
General Maritime Corporation	103,896	715,843
GeoGlobal Resources, Inc. (a)	17,923	18,281
GMX Resources, Inc. (a)	52,893	673,328
Goodrich Petroleum Corporation (a)	58,126	1,492,094
GreenHunter Energy, Inc. (a)	1,400	2,156
Harvest Natural Resources, Inc. (a)	52,151	286,309
Holly Corporation	10,500	304,605
Hugoton Royalty Trust	5,900	96,170
International Coal Group, Inc. (a)	200	818
Isramco, Inc. (a)	200	16,568
James River Coal Company (a)	12,220	232,058
Magellan Midstream Partners, L.P.	583	22,644
MarkWest Energy Partners, L.P.	24,136	579,505
Massey Energy Company	300	8,727
McMoRan Exploration Company (a)	800	6,152
Natural Resource Partners, L.P.	500	10,945
Newfield Exploration Company (a)	200	8,204
Nexen, Inc.	400	8,588
Nordic American Tanker Shipping Ltd.	26,239	742,564
NuStar Energy, L.P.	13,415	719,849
Overseas Shipholding Group, Inc.	46,950	1,842,787
Pacific Ethanol, Inc. (a)	137,669	55,068
Patriot Coal Corporation (a)	4,600	51,980
Peabody Energy Corporation	400	15,836
Pengrowth Energy Trust	100	920
Penn Virginia Corporation	67,410	1,365,052
Permian Basin Royalty Trust	6,690	86,167
Petrohawk Energy Corporation (a)	300	7,056
Petroleum Development Corporation (a)	4,400	73,480

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS — 64.6% (Continued)	Shares	Value
Energy — 5.0% (Continued)
Oil, Gas & Consumable Fuels — 3.7% (Continued)
PetroQuest Energy, Inc. (a)	800	$4,904
Plains Exploration & Production Company (a)	300	7,950
Quicksilver Resources, Inc. (a)	58,500	713,700
Rex Energy Corporation (a)	20,952	169,502
San Juan Basin Royalty Trust	2,300	40,963
SandRidge Energy, Inc. (a)	2,600	26,598
Southwestern Energy Company (a)	300	13,074
Stone Energy Corporation (a)	5,300	81,249
Suncor Energy, Inc.	200	6,604
Sunoco, Inc.	5,000	154,000
Swift Energy Company (a)	57,974	1,227,889
Targa Resources Partners, L.P.	4,400	87,164
Teekay Corporation	21,960	455,670
Tesoro Corporation	74,105	1,047,845
Toreador Resources Corporation	3,400	29,002
Tri-Valley Corporation (a)	62,216	149,318
Uranerz Energy Corporation (a)	6,740	10,312
Venoco, Inc. (a)	22,200	279,720
Verenium Corporation (a)	10,134	38,610
W&T Offshore, Inc.	4,100	47,765
Western Refining, Inc. (a)	3,900	21,879
Whiting Petroleum Corporation (a)	6,300	355,320
Williams Partners, L.P.	4,000	102,000
World Fuel Services Corporation	44,009	2,237,858
Zion Oil & Gas, Inc. (a)	8,400	56,532
		30,369,613
Financials — 10.9%
Capital Markets — 1.0%
Allied Capital Corporation	52,200	162,864
Apollo Investment Corporation	1,400	12,600
Ares Capital Corporation	100	1,044
BlackRock Kelso Capital Corporation	1,500	10,965
Broadpoint Gleacher Securities Group, Inc. (a)	1,200	7,644
Calamos Asset Management, Inc.	600	6,360
Eaton Vance Corporation	42,000	1,192,380
Epoch Holding Corporation	300	2,787
Federated Investors, Inc.	37,947	996,109
Fortress Investment Group, LLC - Class A (a)	5,000	20,950
Greenhill & Company, Inc.	13,000	1,120,990
Harris & Harris Group, Inc. (a)	10,503	45,058
Investment Technology Group, Inc. (a)	13,800	297,666
Knight Capital Group, Inc. (a)	21,700	365,645
LaBranche & Company, Inc. (a)	90,718	250,382
Lazard Ltd. - Class A	100	3,775
Och-Ziff Capital Management Group, LLC	9,200	111,596
Oppenheimer Holdings, Inc.	3,487	88,918
optionsXpress Holdings, Inc.	14,200	221,946
Penson Worldwide, Inc. (a)	60,060	585,585

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS — 64.6% (Continued)	Shares	Value
Financials — 10.9% (Continued)
Capital Markets — 1.0% (Continued)
Piper Jaffray Companies, Inc. (a)	13,075	$606,549
Prospect Capital Corporation	15,700	155,901
Pzena Investment Management, Inc. (a)	12,111	89,379
Raymond James Financial, Inc.	100	2,361
Sanders Morris Harris Group, Inc.	100	581
Stifel Financial Corporation (a)	36,347	1,888,590
Thomas Weisel Partners Group, Inc. (a)	1,200	5,436
TradeStation Group, Inc. (a)	23,000	177,560
		8,431,621
Commercial Banks — 4.7%
1st United Bancorp, Inc. (a)	900	5,076
American National Bankshares, Inc.	198	4,243
Associated Banc-Corp	114,336	1,464,644
BancorpSouth, Inc.	35,641	804,774
Bank of the Ozarks, Inc.	10,660	242,515
BB&T Corporation (a)	300	7,173
Boston Private Financial Holdings, Inc.	10,600	63,070
Camden National Corporation	3,466	106,510
Capital City Bank Group, Inc.	16,491	193,604
Capitol Bancorp Ltd.	10,654	23,971
Cardinal Financial Corporation	32,687	266,399
Cascade Bancorp, Inc. (a)	47,384	48,332
Chemical Financial Corporation	34,036	747,090
Citizens & Northern Corporation	700	8,526
City Bank	13,068	30,318
City National Corporation	41,500	1,563,305
Colonial Bancgroup, Inc. (The) (a)	108,955	5,339
Columbia Banking Systems, Inc.	900	13,230
Cullen/Frost Bankers, Inc.	14,365	672,138
CVB Financial Corporation	116,667	934,503
East West Bancorp, Inc.	800	7,224
Farmers Capital Bank Corporation	400	4,448
Fifth Third Bancorp	500	4,470
First Busey Corporation	48,419	187,382
First Commonwealth Financial Corporation	26,200	137,550
First Financial Bancorporation	11,434	144,983
First Financial Bankshares, Inc.	6,088	294,964
First Financial Corporation	1,108	30,725
First Horizon National Corporation (a)	97,600	1,154,608
First Midwest Bancorp, Inc.	3,000	31,200
First South Bancorp, Inc.	5,455	57,768
FNB Corporation	72,686	514,617
Frontier Financial Corporation (a)	88,593	37,625
Fulton Financial Corporation	66,185	546,688
Glacier Bancorp, Inc.	67,915	889,007
Great Southern Bancorp, Inc.	25,142	576,255
Hancock Holding Company	27,969	1,014,436
Harleysville National Corporation	87,784	505,636

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS — 64.6% (Continued)	Shares	Value
Financials — 10.9% (Continued)
Commercial Banks — 4.7% (Continued)
IberiaBank Corporation	27,468	$1,189,639
Lakeland Bancorp, Inc.	100	608
MainSource Financial Group, Inc.	6,633	38,670
Marshall & Ilsley Corporation	1,100	5,852
MB Financial, Inc.	2,400	42,912
Metro Bancorp, Inc. (a)	800	9,464
Midwest Bank Holdings, Inc. (a)	5,300	2,650
Nara Bancorp, Inc.	2,000	14,720
National Penn Bancshares, Inc.	1,900	10,678
NBT Bancorp, Inc.	38,029	829,032
Old Second Bancorp, Inc.	38,424	205,568
Oriental Financial Group, Inc.	900	9,585
Pacific Continental Corporation	2,000	21,800
PacWest Bancorp	52,124	885,066
Park National Corporation	52,700	3,060,816
Pinnacle Financial Partners, Inc. (a)	57,408	729,082
PNC Bank Corporation	900	44,046
PrivateBancorp, Inc.	83,776	764,875
Prosperity Bancshares, Inc.	29,500	1,055,805
Regions Financial Corporation	2,000	9,680
Renasant Corporation	12,792	187,275
Republic Bancorp, Inc. - Class A	1,099	20,211
S&T Bancorp, Inc.	64,626	1,017,859
S.Y. Bancorp, Inc.	4,230	94,540
Sandy Spring Bancorp, Inc.	45,091	521,252
SCBT Financial Corporation	9,408	243,385
Security Bank Corporation (a)	32,973	824
Southwest Bancorp, Inc.	1,800	17,712
StellarOne Corporation	8,589	91,129
Sterling Bancshares, Inc.	700	3,899
Suffolk Bancorp	23,885	667,825
Sun Bancorp, Inc. (a)	10,888	44,205
Susquehanna Bancshares, Inc.	192,706	1,061,810
SVB Financial Group (a)	10,200	420,750
Synovus Financial Corporation	16,100	35,742
TCF Financial Corporation	107,310	1,269,477
Texas Capital Bancshares, Inc. (a)	28,200	410,874
Tompkins Financial Corporation	6,546	283,900
Towne Bank	16,844	194,380
Trustmark Corporation	55,601	1,053,639
UCBH Holdings, Inc.	45,933	45,014
Umpqua Holdings Corporation	103,736	1,028,024
Union Bankshares Corporation	2,618	32,254
United Bankshares, Inc.	59,203	1,056,774
United Community Banks, Inc. (a)	133,291	541,161
United Security Bancshares, Inc./Georgia	51	1,056
United Security Bancshares, Inc./Fresno, California (a)	1,890	4,725
Univest Corporation of Pennsylvania	4,400	84,612

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS — 64.6% (Continued)	Shares	Value
Financials — 10.9% (Continued)
Commercial Banks — 4.7% (Continued)
U.S. Bancorp	100	$2,322
Valley National Bancorp	86,502	1,148,747
W Holding Company, Inc.	6,898	76,706
Webster Financial Corporation	98,335	1,112,169
Westamerica Bancorporation	21,680	1,036,304
Whitney Holding Corporation	111,208	893,000
Wilmington Trust Corporation	61,500	741,075
Wilshire Bancorp, Inc.	41,305	290,787
Zions Bancorporation	55,700	788,712
		38,799,024
Consumer Finance — 0.2%
Capital One Financial Corporation	200	7,320
Cash America International, Inc.	33,582	1,016,191
CompuCredit Holdings Corporation (a)	65,321	214,253
Credit Acceptance Corporation (a)	100	3,437
Dollar Financial Corporation (a)	1,500	28,155
EZCORP, Inc. - Class A (a)	6,500	84,305
SLM Corporation (a)	800	7,760
World Acceptance Corporation (a)	2,500	62,725
		1,424,146
Diversified Financial Services — 0.5%
Asset Acceptance Capital Corporation (a)	27,774	201,917
Asta Funding, Inc.	3,102	20,256
Financial Federal Corporation	35,570	726,340
Interactive Brokers Group, Inc. - Class A (a)	27,878	446,327
Life Partners Holdings, Inc.	36,966	628,052
Moody’s Corporation	1,000	23,680
MSCI, Inc. (a)	7,700	234,080
PHH Corporation (a)	98,830	1,597,093
		3,877,745
Insurance — 0.9%
Aflac, Inc.	200	8,298
American International Group, Inc. (a)	3,000	100,860
Assurant, Inc.	16,600	496,838
Citizens, Inc. (a)	200	1,206
Endurance Specialty Holdings Ltd.	33,285	1,197,927
FBL Financial Group, Inc. - Class A	1,000	20,150
First Acceptance Corporation (a)	3,004	6,609
First American Corporation	27,892	847,638
Genworth Financial, Inc. (a)	800	8,496
Hanover Insurance Group, Inc. (The)	23,599	992,574
Hartford Financial Services Group, Inc.	300	7,356
LandAmerica Financial Group, Inc. (a)	92,077	2,854
Lincoln National Corporation	100	2,383
Marsh & McLennan Companies, Inc.	300	7,038
National Financial Partners Corporation (a)	200	1,630
National Interstate Corporation	3,188	57,735
NYMAGIC, INC.	400	5,716

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS — 64.6% (Continued)	Shares	Value
Financials — 10.9% (Continued)
Insurance — 0.9% (Continued)
Old Republic International Corporation	21,800	$232,824
PMA Capital Corporation (a)	5,900	28,202
Presidential Life Corporation	2,500	23,325
Principal Financial Group, Inc.	300	7,512
Protective Life Corporation	8,175	157,369
Prudential Financial, Inc.	100	4,523
Stewart Information Services Corporation	600	5,364
Torchmark Corporation	43,800	1,778,280
United America Indemnity Ltd. - Class A (a)	11,816	82,830
United Fire & Casualty Company	100	1,748
Zenith National Insurance Corporation	36,563	1,043,142
		7,130,427
Real Estate Investment Trusts — 2.5%
Alesco Financial, Inc. (a)	135,609	101,707
Alexandria Real Estate Equities, Inc.	19,800	1,072,566
American Campus Communities, Inc.	23,900	645,778
Anthracite Capital, Inc. (a)	73,855	53,176
Apartment Investment & Management Company	1,800	22,230
Arbor Realty Trust, Inc.	71,908	143,816
Ashford Hospitality Trust (a)	226,819	870,985
Associated Estates Realty Corporation	600	5,472
BioMed Realty Trust, Inc.	900	12,213
Boston Properties, Inc.	300	18,231
BRE Properties, Inc.	300	8,169
Capital Trust, Inc. (a)	73,177	143,427
CapLease, Inc.	23,725	81,377
Capstead Mortgage Corporation	22,400	294,784
Care Investment Trust, Inc.	300	2,403
CBL & Associates Properties, Inc.	2,500	20,400
Cedar Shopping Centers, Inc.	3,900	23,673
Developers Diversified Realty Corporation	135,000	1,159,650
Digital Realty Trust, Inc.	23,200	1,047,016
Douglas Emmett, Inc.	32,100	378,780
Duke Realty Corporation	600	6,744
Entertainment Properties Trust	100	3,402
Equity One, Inc.	106,800	1,593,456
Equity Residential	300	8,664
Essex Property Trust, Inc.	12,300	924,714
Federal Realty Investment Trust	22,000	1,298,660
First Industrial Realty Trust, Inc.	8,800	38,280
First Potomac Realty Trust	100	1,135
Hatteras Financial Corporation	800	22,480
HCP, Inc.	100	2,959
Healthcare Realty Trust, Inc.	40,273	838,886
Hospitality Properties Trust	7,000	135,170
iStar Financial, Inc. (a)	346,510	724,206
Kilroy Realty Corporation	100	2,762
Kimco Realty Corporation	2,900	36,656
Lasalle Hotel Properties	14,000	240,240

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS — 64.6% (Continued)	Shares	Value
Financials — 10.9% (Continued)
Real Estate Investment Trusts — 2.5% (Continued)
Lexington Realty Trust	2,989	$12,524
Mack-Cali Realty Corporation	20,000	619,000
MFA Financial, Inc.	82,200	609,924
Mid-America Apartment Communities, Inc.	18,400	806,288
NorthStar Realty Finance Corporation	58,030	204,846
Parkway Properties, Inc.	900	15,885
Pennsylvania Real Estate Investment Trust	141,038	1,033,808
Plum Creek Timber Company, Inc.	300	9,387
Post Properties, Inc.	400	6,596
Prologis	1,900	21,527
Ramco-Gershenson Properties Trust	2,000	17,680
Rayonier, Inc.	8,600	331,788
Realty Income Corporation	121,337	2,812,592
Regency Centers Corporation	27,500	922,625
Senior Housing Properties Trust	25,500	491,640
Simon Property Group, Inc.	200	13,578
Sun Communities, Inc.	26,962	470,217
Sunstone Hotel Investors, Inc.	3,800	28,690
Taubman Centers	300	9,153
UDR, Inc.	1,800	25,884
U-Store-It Trust	2,800	15,960
Vornado Realty Trust	100	5,956
Walter Investment Management Corporation	14,941	194,532
Weingarten Realty Investors	300	5,550
		20,669,897
Real Estate Management & Development — 0.4%
Brookfield Properties Corporation	1,500	15,240
CB Richard Ellis Group, Inc. - Class A (a)	134,800	1,395,180
Jones Lang Lasalle, Inc.	18,700	876,095
MI Developments, Inc. - Class A	700	9,940
St. Joe Company (The) (a)	59,567	1,426,034
		3,722,489
Thrifts & Mortgage Finance — 0.7%
Astoria Financial Corporation	97,130	969,357
Brookline Bancorp, Inc.	22,355	218,855
Downey Financial Corporation (a)	42,834	2,142
First Financial Holdings, Inc.	6,980	94,160
First Niagra Financial Group, Inc.	63,124	810,512
FirstFed Financial Corporation (a)	23,697	8,531
Guaranty Financial Group, Inc. (a)	62,759	4,268
MGIC Investment Corporation (a)	77,500	334,025
NASB Financial, Inc.	441	10,849
NewAlliance Bancshares, Inc.	158,449	1,755,615
OceanFirst Financial Corporation	2,680	25,460
Ocwen Financial Corporation (a)	1,000	10,930
Oritani Financial Corporation	200	2,562
Provident Financial Services, Inc.	900	9,675
Provident New York Bancorp	200	1,706

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS — 64.6% (Continued)	Shares	Value
Financials — 10.9% (Continued)
Thrifts & Mortgage Finance — 0.7% (Continued)
Prudential Bancorp, Inc. of Pennsylvania	166	$1,629
Radian Group, Inc.	137,376	795,407
Rockville Financial, Inc.	2,842	29,415
TFS Financial Corporation	3,200	37,312
Tree.com, Inc. (a)	900	7,029
Triad Guaranty, Inc. (a)	22,450	15,800
TrustCo Bank Corporation	88,254	525,111
ViewPoint Financial Group	10,190	136,546
WSFS Financial Corporation	500	13,800
		5,820,696
Health Care — 9.0%
Biotechnology — 3.3%
Abraxis BioScience, Inc. (a)	1,700	53,074
Acorda Therapeutics, Inc. (a)	47,649	1,035,413
Affymax, Inc. (a)	1,600	32,224
Alexion Pharmaceuticals, Inc. (a)	11,000	488,510
Alkermes, Inc. (a)	26,800	213,596
Allos Therapeutics, Inc. (a)	66,900	377,985
Alnylam Pharmaceuticals, Inc. (a)	81,051	1,381,109
AMAG Pharmaceuticals, Inc. (a)	56,522	2,135,401
Amicus Therapeutics, Inc. (a)	13,330	51,187
Antigenics, Inc. (a)	12,200	12,200
Array BioPharma, Inc. (a)	226,079	404,681
AVI Biopharma, Inc. (a)	26,900	39,543
BioCryst Pharmaceuticals, Inc. (a)	70,669	631,074
BioMarin Pharmaceutical, Inc. (a)	2,350	36,566
BioSante Pharmaceuticals, Inc. (a)	18,808	28,588
Cell Therapeutics, Inc. (a)	72,486	68,862
Celldex Therapeutics, Inc. (a)	900	3,924
Clinical Data, Inc. (a)	15,785	249,087
Cytori Therapeutics, Inc. (a)	41,200	135,548
Dendreon Corporation (a)	37,300	942,571
Dyax Corporation (a)	89,061	279,652
Emergent BioSolutions, Inc. (a)	500	7,210
Enzon Pharmaceuticals, Inc. (a)	124,330	1,043,129
Facet Biotech Corporation (a)	5,100	87,363
Genomic Health, Inc. (a)	16,999	315,671
GenVec, Inc. (a)	70,332	52,749
Geron Corporation (a)	212,532	1,298,570
GTx, Inc. (a)	99,402	892,630
Halozyme Therapeutics, Inc. (a)	93,201	564,798
Human Genome Sciences, Inc. (a)	1,000	18,690
Idenix Pharmaceuticals, Inc. (a)	7,545	16,750
Idera Pharmaceuticals, Inc. (a)	38,358	204,832
Immunomedics, Inc. (a)	1,800	6,408
InterMune, Inc. (a)	144,950	1,750,996
Introgen Therapeutics, Inc. (a)	99,112	1,487
Isis Pharmaceuticals, Inc. (a)	160,879	2,038,337

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS — 64.6% (Continued)	Shares	Value
Health Care — 9.0% (Continued)
Biotechnology — 3.3% (Continued)
Martek Biosciences Corporation (a)	51,736	$929,179
Maxygen, Inc. (a)	1,700	9,486
Medivation, Inc. (a)	50,797	1,296,339
Metabolix, Inc. (a)	98,900	1,002,846
Micromet, Inc. (a)	1,800	9,198
Momenta Pharmaceuticals, Inc. (a)	87,788	800,627
Myriad Pharmaceuticals, Inc. (a)	2,700	14,904
Nanosphere, Inc. (a)	1,900	12,692
Neurocrine Biosciences, Inc. (a)	143,289	318,102
Novavax, Inc. (a)	99,000	380,160
NPS Pharmaceuticals, Inc. (a)	61,329	194,413
Omeros Corporation (a)	1,600	8,640
OncoGenex Pharmaceutical, Inc. (a)	1,300	37,843
Oncothyreon, Inc. (a)	6,600	23,298
Onyx Pharmaceuticals, Inc. (a)	100	2,660
Orexigen Therapeutics, Inc. (a)	500	3,230
Osiris Therapeutics, Inc. (a)	76,179	483,737
Poniard Pharmaceuticals, Inc. (a)	3,200	20,960
Progenics Pharmaceuticals, Inc. (a)	45,985	192,677
Protalix BioTherapeutics, Inc. (a)	2,300	21,804
Regeneron Pharmaceuticals, Inc. (a)	2,300	36,110
Rigel Pharmaceuticals, Inc. (a)	190,567	1,221,534
Seattle Genetics, Inc. (a)	2,100	19,068
Sinovac Biotech Ltd. (a)	300	2,223
Spectrum Pharmaceuticals, Inc. (a)	900	3,735
StemCells, Inc. (a)	314,434	358,455
Theravance, Inc. (a)	69,037	964,447
United Therapeutics Corporation (a)	35,679	1,517,785
ZymoGenetics, Inc. (a)	28,393	132,027
		26,918,594
Health Care Equipment & Supplies — 1.9%
Abaxis, Inc. (a)	4,100	93,562
Abiomed, Inc. (a)	95,859	867,524
Boston Scientific Corporation (a)	3,000	24,360
Bovie Medical Corporation (a)	5,530	44,295
Cantel Medical Corporation (a)	600	9,636
Cardiovascular Systems, Inc. (a)	900	4,401
Conceptus, Inc. (a)	2,700	47,358
CryoLife, Inc. (a)	9,300	55,800
Cyberonics, Inc. (a)	54,538	788,619
Endologix, Inc. (a)	200	952
ev3, Inc. (a)	33,600	395,808
Exactech, Inc. (a)	500	7,500
Gen-Probe, Inc. (a)	20,800	867,776
Greatbatch, Inc. (a)	57,089	1,122,941
Hansen Medical, Inc. (a)	83,747	214,392
Hill-Rom Holdings, Inc.	7,647	149,805
ICU Medical, Inc. (a)	16,478	576,730
IDEXX Laboratories, Inc. (a)	27,300	1,395,576

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS — 64.6% (Continued)	Shares	Value
Health Care — 9.0% (Continued)
Health Care Equipment & Supplies — 1.9% (Continued)
Insulet Corporation (a)	150,295	$1,668,274
Integra LifeSciences Holdings Corporation (a)	3,600	109,944
Masimo Corporation (a)	33,200	882,124
Meridian Bioscience, Inc.	40,079	889,353
NeuroMetrix, Inc. (a)	24,036	62,494
Palomar Medical Technologies, Inc. (a)	4,800	48,768
Quidel Corporation (a)	5,200	74,360
ResMed, Inc. (a)	10,300	506,863
Sirona Dental Systems, Inc. (a)	3,500	94,185
Somanetics Corporation (a)	400	5,980
SonoSite, Inc. (a)	24,558	608,793
Stereotaxis, Inc. (a)	192,598	695,279
SurModics, Inc. (a)	34,200	875,862
Symmetry Medical, Inc. (a)	1,000	8,000
Syneron Medical Ltd. (a)	900	9,900
Thoratec Corporation (a)	29,318	769,891
Utah Medical Products, Inc.	100	2,924
Varian Medical Systems, Inc. (a)	300	12,294
Volcano Corporation (a)	62,705	899,817
West Pharmaceutical Services, Inc.	21,207	837,040
		15,729,180
Health Care Providers & Services — 1.8%
Air Methods Corporation (a)	5,621	171,665
Alliance Healthcare Services, Inc. (a)	300	1,632
Allion Healthcare, Inc. (a)	900	5,796
Almost Family, Inc. (a)	1,800	54,630
Amedisys, Inc. (a)	45,200	1,798,508
AMERIGROUP Corporation (a)	9,900	218,295
AMN Healthcare Services, Inc. (a)	4,800	39,936
Assisted Living Concepts, Inc. (a)	300	6,216
Bio-Reference Labs, Inc. (a)	29,380	949,855
BioScrip, Inc. (a)	1,900	14,326
Cardionet, Inc. (a)	33,700	199,167
Catalyst Health Solutions, Inc. (a)	4,300	134,891
Community Health Systems, Inc. (a)	14,888	465,697
Coventry Health Care, Inc. (a)	200	3,966
Cross Country Healthcare, Inc. (a)	900	7,434
Emeritus Corporation (a)	46,427	866,328
Genoptix, Inc. (a)	26,255	913,412
Health Net, Inc. (a)	400	5,964
HealthSouth Corporation (a)	81,876	1,196,208
Healthways, Inc. (a)	23,480	377,558
HMS Holdings Corporation (a)	22,300	957,339
Kindred Healthcare, Inc. (a)	800	11,760
Landauer, Inc.	210	10,876
LCA-Vision, Inc. (a)	40,223	181,004
LHC Group, Inc. (a)	500	13,955
LifePoint Hospitals, Inc. (a)	10,800	305,964
Magellan Health Services, Inc. (a)	38,126	1,224,988

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS — 64.6% (Continued)	Shares	Value
Health Care — 9.0% (Continued)
Health Care Providers & Services — 1.8% (Continued)
MedCath Corporation (a)	700	$5,747
Molina Healthcare, Inc. (a)	10,400	194,688
NightHawk Radiology Holdings, Inc. (a)	300	1,797
Omnicare, Inc.	22,700	491,909
PharMerica Corporation (a)	47,365	730,842
PSS World Medical, Inc. (a)	55,000	1,112,100
Rural/Metro Corporation (a)	1,400	7,070
Sharps Compliance Corporation (a)	2,400	21,264
Skilled Healthcare Group, Inc. - Class A (a)	1,100	8,844
Sun Healthcare Group, Inc. (a)	700	6,356
Triple-S Management Corporation (a)	19,823	331,044
Universal Health Services, Inc. - Class B	6,900	383,985
VCA Antech, Inc. (a)	51,200	1,219,584
Virtual Radiologic Corporation (a)	1,300	16,705
		14,669,305
Health Care Technology — 0.6%
Allscripts-Misys Healthcare Solutions, Inc. (a)	900	17,550
Amicas, Inc. (a)	10,800	34,020
athenahealth, Inc. (a)	18,441	693,566
Computer Programs and Systems, Inc.	49,807	2,103,848
Eclipsys Corporation (a)	10,400	195,000
IMS Health, Inc.	500	8,195
MedAssets, Inc. (a)	4,300	94,342
Medquist, Inc.	300	1,734
Phase Forward, Inc. (a)	99,000	1,297,890
SXC Health Solutions Corporation (a)	800	36,544
Transcend Services, Inc. (a)	7,479	136,492
Vital Images, Inc. (a)	22,221	253,541
		4,872,722
Life Sciences Tools & Services — 0.7%
Affymetrix, Inc. (a)	51,400	268,822
Albany Molecular Research, Inc. (a)	900	7,326
Biodelivery Sciences International, Inc. (a)	100	398
Covance, Inc. (a)	25,900	1,338,512
Enzo Biochem, Inc. (a)	8,992	49,546
eResearchTechnology, Inc. (a)	300	2,220
Kendle International, Inc. (a)	3,600	60,768
Life Sciences Research, Inc. (a)	100	843
Luminex Corporation (a)	53,808	792,054
MDS, Inc. (a)	1,800	14,346
Parexel International Corporation (a)	2,200	27,544
PerkinElmer, Inc.	38,200	710,902
Pharmaceutical Product Development, Inc.	66,900	1,441,695
Sequenom, Inc. (a)	420,148	1,159,608
Varian, Inc. (a)	2,600	133,120
		6,007,704

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS — 64.6% (Continued)	Shares	Value
Health Care — 9.0% (Continued)
Pharmaceuticals — 0.7%
Acura Pharmaceuticals, Inc. (a)	1,918	$7,940
Ardea Biosciences, Inc. (a)	600	8,100
Biovail Corporation	62,500	841,250
Cadence Pharmaceuticals, Inc. (a)	49,823	449,902
Cypress Bioscience, Inc. (a)	108,931	668,836
DepoMed, Inc. (a)	16,189	50,348
ISTA Pharmaceuticals, Inc. (a)	3,200	11,712
Javelin Pharmaceuticals, Inc. (a)	82,274	108,602
Jazz Pharmaceuticals, Inc. (a)	7,728	48,532
MAP Pharmaceuticals, Inc. (a)	1,500	12,330
Medicines Company (The) (a)	9,603	69,045
Nektar Therapeutics (a)	63,207	513,241
Optimer Pharmaceuticals, Inc. (a)	15,321	177,111
Pain Therapeutics, Inc. (a)	1,100	5,577
POZEN, Inc. (a)	112,873	641,118
Questcor Pharmaceuticals, Inc. (a)	2,900	13,166
Valeant Pharmaceuticals International (a)	53,617	1,576,340
ViroPharma, Inc. (a)	3,000	22,620
XenoPort, Inc. (a)	39,628	662,184
		5,887,954
Industrials — 9.4%
Aerospace & Defense — 0.8%
AAR Corporation (a)	45,543	893,098
AeroVironment, Inc. (a)	100	2,666
Alliant Techsystems, Inc. (a)	25,327	1,969,934
Ascent Solar Technologies, Inc. (a)	14,600	73,730
BE Aerospace, Inc. (a)	51,700	916,641
Boeing Company (The)	200	9,560
GeoEye, Inc. (a)	80,016	2,030,006
HEICO Corporation	6,740	256,322
Hi-Shear Technology Corporation	3,200	61,472
Kratos Defense & Security Solutions, Inc. (a)	6,800	73,984
Stanley, Inc. (a)	100	2,825
Taser International, Inc. (a)	146,653	599,811
		6,890,049
Air Freight & Logistics — 0.2%
Dynamex, Inc. (a)	4,687	86,850
Forward Air Corporation	61,879	1,320,498
Park-Ohio Holdings Corporation (a)	3,800	23,636
		1,430,984
Airlines — 0.3%
AirTran Holdings, Inc. (a)	900	3,807
Alaska Air Group, Inc. (a)	8,700	223,764
Allegiant Travel Company (a)	51,690	1,949,230
AMR Corporation (a)	17,400	93,786
Continental Airlines, Inc. - Class B (a)	2,600	29,900
Delta Air Lines, Inc. (a)	2,800	19,992

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS — 64.6% (Continued)	Shares	Value
Industrials — 9.4% (Continued)
Airlines — 0.3% (Continued)
Hawaiian Holdings, Inc. (a)	43,200	$306,288
Republic Airways Holdings, Inc. (a)	3,300	26,433
Southwest Airlines Company	2,400	20,160
UAL Corporation (a)	19,200	124,992
		2,798,352
Building Products — 0.8%
AAON, Inc.	50,060	901,580
American Woodmark Corporation	33,795	664,748
Apogee Enterprises, Inc.	63,600	842,064
Builders FirstSource, Inc. (a)	90,502	352,053
Gilbraltar Industries, Inc.	2,100	22,722
Lennox International, Inc.	8,100	272,727
Masco Corporation	200	2,350
NCI Building Systems, Inc. (a)	12,500	24,500
Simpson Manufacturing Company, Inc.	38,500	900,515
Trex Company, Inc. (a)	55,445	882,130
Universal Forest Products, Inc.	6,875	245,300
USG Corporation (a)	124,849	1,640,516
		6,751,205
Commercial Services & Supplies — 0.7%
ABM Industries, Inc.	47,943	900,370
ACCO Brands Corporation (a)	1,600	9,696
American Reprographics Company (a)	6,000	36,000
APAC Customer Services, Inc. (a)	50,068	322,939
Avery Dennison Corporation	100	3,565
Bowne & Company, Inc.	1,600	10,448
Brink’s Company (The)	41,800	991,914
Courier Corporation	1,400	20,762
Document Security Systems, Inc. (a)	25,493	70,870
EnergySolutions, Inc.	1,000	8,340
EnerNOC, Inc. (a)	400	11,492
Fuel Tech, Inc. (a)	77,644	898,341
Herman Miller, Inc.	200	3,090
HNI Corporation	4,963	130,626
InnerWorkings, Inc. (a)	50,041	257,711
Knoll, Inc.	300	2,940
Metalico, Inc. (a)	34,055	137,582
Mine Safety Appliances Company	1,400	35,686
Mobile Mini, Inc. (a)	59,559	863,605
Multi-Color Corporation	4,100	54,407
Perma-Fix Environmental Services, Inc. (a)	12,689	29,946
PRG-Schultz International, Inc. (a)	400	2,072
Schawk, Inc.	1,300	12,766
Steelcase, Inc. - Class A	187,028	1,079,152
Viad Corporation	8,252	144,410
Waste Services, Inc. (a)	300	1,968
		6,040,698

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS — 64.6% (Continued)	Shares	Value
Industrials — 9.4% (Continued)
Construction & Engineering — 0.5%
Foster Wheeler AG (a)	300	$8,397
Granite Construction, Inc.	39,788	1,136,345
Insituform Technologies, Inc. - Class A (a)	35,982	762,818
KHD Humboldt Wedag International Ltd. (a)	300	2,748
MasTec, Inc. (a)	600	7,080
Michael Baker Corporation (a)	200	7,140
Tutor Perini Corporation (a)	59,200	1,044,880
URS Corporation (a)	19,732	766,786
		3,736,194
Electrical Equipment — 1.3%
A.O. Smith Corporation	29,399	1,165,082
A123 Systems, Inc. (a)	1,900	37,354
Acuity Brands, Inc.	58,046	1,837,736
Advanced Battery Technologies, Inc. (a)	134,958	453,459
A-Power Energy Generation Systems Ltd. (a)	7,200	77,760
Belden, Inc.	3,300	75,735
Broadwind Energy, Inc. (a)	1,300	7,592
C&D Technologies, Inc. (a)	78,943	144,466
Canadian Solar, Inc. (a)	1,400	20,412
Encore Wire Corporation	40,328	836,806
Ener1, Inc. (a)	77,600	387,224
Energy Conversion Devices, Inc. (a)	92,378	994,911
Evergreen Solar, Inc. (a)	471,040	683,008
First Solar, Inc. (a)	400	48,772
FuelCell Energy, Inc. (a)	19,400	64,602
GT Solar International, Inc. (a)	75,463	396,181
Harbin Electric, Inc. (a)	400	6,372
Jinpan International Ltd.	1,200	36,432
Lihua International, Inc. (a)	3,200	22,368
Lime Energy Company (a)	4,100	26,035
Medis Technologies Ltd. (a)	63,019	11,343
Orion Energy Systems, Inc. (a)	17,310	65,951
Polypore International, Inc. (a)	43,646	478,360
Solarfun Power Holdings Company Ltd. - ADR (a)	89,098	423,216
SunPower Corporation - Class A (a)	66,980	1,661,774
SunPower Corporation - Class B (a)	17,100	370,386
Thomas & Betts Corporation (a)	10,300	352,363
Ultralife Corporation (a)	36,299	132,854
UQM Technologies, Inc. (a)	13,600	63,920
Valence Technology, Inc. (a)	115,441	148,919
		11,031,393
Industrial Conglomerates — 0.0%
General Electric Company	300	4,278
Icahn Enterprises L.P.	200	7,710
Standex International Corporation	500	8,790
Textron, Inc.	1,600	28,448
		49,226

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS — 64.6% (Continued)	Shares	Value
Industrials — 9.4% (Continued)
Machinery — 1.6%
AGCO Corporation (a)	12,900	$362,619
Albany International Corporation - Class A	800	13,328
Altra Holdings, Inc. (a)	300	2,631
American Railcar Industries, Inc.	200	2,000
Astec Industries, Inc. (a)	45,736	1,051,928
Basin Water, Inc. (a)	46,221	837
Briggs & Stratton Corporation	2,600	48,620
Cascade Corporation	100	2,484
Caterpillar, Inc.	200	11,012
Chart Industries, Inc. (a)	16,497	326,146
China Fire & Security Group, Inc. (a)	4,100	58,302
China Yuchai International Ltd.	1,300	13,910
CNH Global N.V. (a)	1,700	32,487
Columbus McKinnon Corporation (a)	25,483	421,744
Crane Company	100	2,785
Energy Recovery, Inc. (a)	53,404	297,994
Enpro Industries, Inc. (a)	9,473	213,900
ESCO Technologies, Inc. (a)	29,150	1,145,012
Federal Signal Corporation	52,270	320,938
Gorman-Rupp Company (The)	30,391	750,354
Graham Corporation	17,055	241,669
Harsco Corporation	100	3,149
Hurco Companies, Inc. (a)	3,676	58,448
Kadant. Inc. (a)	3,000	38,670
Kaydon Corporation	16,291	570,022
Lindsay Corporation	500	16,415
Middleby Corporation (The) (a)	20,945	949,018
Mueller Water Products, Inc. - Class A	2,900	12,992
NACCO Industries, Inc.	300	17,880
Navistar International Corporation (a)	56,540	1,873,736
Oshkosh Corporation	11,800	368,868
Pentair, Inc.	5,900	171,690
PMFG, Inc. (a)	2,500	36,175
Robbins & Myers, Inc.	1,900	44,080
Sauer-Danfoss, Inc.	9,300	66,960
SmartHeat, Inc. (a)	28,540	255,148
Snap-on, Inc.	100	3,653
SPX Corporation	9,350	493,493
Stanley Works (The)	7,000	316,610
Sun Hydraulics Corporation	30,793	586,914
Tecumseh Products Company - Class A (a)	5,100	53,295
Tennant Company	600	15,996
Terex Corporation (a)	24,200	489,324
Titan International, Inc.	400	3,360
Trinity Industries, Inc.	34,900	589,112
Twin Disc, Inc.	2,400	22,536
Wabtec Corporation	16,400	602,864
		12,981,108

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS — 64.6% (Continued)	Shares	Value
Industrials — 9.4% (Continued)
Marine — 0.3%
Alexander & Baldwin, Inc.	32,883	$948,017
American Commercial Lines, Inc. (a)	24,525	526,061
Danaos Corporation	3,600	14,760
Excel Maritime Carriers Ltd.	100,705	567,976
		2,056,814
Professional Services — 1.4%
Acacia Research Corporation (a)	25,765	195,814
Administaff, Inc.	66,469	1,649,761
Barrett Business Services, Inc.	1,049	12,168
COMSYS IT Partners, Inc. (a)	6,544	44,826
Corporate Executive Board Company (The)	44,868	1,077,281
CoStar Group, Inc. (a)	31,294	1,214,833
CRA International, Inc. (a)	20,668	511,533
Exponent, Inc. (a)	4,195	109,112
GP Strategies Corporation (a)	14,142	99,560
Heidrick & Struggles International, Inc.	83,629	2,288,089
Hill International, Inc. (a)	6,400	43,008
Huron Consulting Group, Inc. (a)	9,000	208,800
Korn/Ferry International (a)	500	7,980
MPS Group, Inc. (a)	91,680	1,239,514
On Assignment, Inc. (a)	1,600	9,664
Resources Connection, Inc. (a)	40,271	695,480
School Specialty, Inc. (a)	37,395	832,039
TrueBlue, Inc. (a)	97,139	1,175,382
Volt Information Sciences, Inc. (a)	700	5,677
		11,420,521
Road & Rail — 0.9%
Avis Budget Group, Inc. (a)	249,490	2,095,716
Celadon Group, Inc. (a)	7,400	72,224
Con-Way, Inc.	42,881	1,414,644
Dollar Thrifty Automotive Group, Inc. (a)	72,750	1,346,603
Kansas City Southern (a)	33,700	816,551
Knight Transportation, Inc.	7,000	112,280
Ryder System, Inc.	200	8,110
Saia, Inc. (a)	43,612	639,352
Werner Enterprises, Inc.	16,300	305,625
YRC Worldwide, Inc. (a)	266,163	971,495
		7,782,600
Trading Companies & Distributors — 0.6%
Beacon Roofing Supply, Inc. (a)	62,807	901,908
GATX Corporation	84,266	2,290,350
Houston Wire & Cable Company	800	9,672
Lawson Products, Inc.	1,460	22,703
MSC Industrial Direct Company, Inc.	5,400	232,470
TAL International Group, Inc.	300	3,558
Titan Machinery, Inc. (a)	43,012	461,519
Watsco, Inc.	19,348	991,005
WESCO International, Inc. (a)	13,300	339,948
		5,253,133

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS — 64.6% (Continued)	Shares	Value
Industrials — 9.4% (Continued)
Transportation Infrastructure — 0.0%
Macquarie Infrastructure Company, LLC	300	$2,421

Information Technology — 7.7%
Communications Equipment — 0.6%
Acme Packet, Inc. (a)	300	2,937
ADTRAN, Inc.	59,058	1,360,697
Airvana, Inc. (a)	10,200	62,322
Alvarion Ltd. (a)	7,800	30,654
Aruba Networks, Inc. (a)	16,500	129,030
Avocent Corporation (a)	400	9,948
Brocade Communications Systems, Inc. (a)	1,800	15,444
Cogo Group, Inc. (a)	1,400	7,854
CommScope, Inc. (a)	22,311	602,843
Comtech Telecommunications Corporation (a)	1,000	32,120
DG FastChannel, Inc. (a)	5,483	114,979
F5 Networks, Inc. (a)	200	8,978
Harmonic, Inc. (a)	7,400	38,850
Infinera Corporation (a)	117,937	876,272
InterDigital, Inc. (a)	800	16,448
Ixia (a)	16,945	112,684
JDS Uniphase Corporation (a)	18,200	101,738
Loral Space & Communications, Inc. (a)	200	5,284
Network Equipment Technologies, Inc. (a)	300	990
ParkerVision, Inc. (a)	26,416	73,172
Plantronics, Inc.	9,100	219,401
Qiao Xing Mobile Communication Company Ltd. (a)	400	1,208
Riverbed Technology, Inc. (a)	200	4,098
ShoreTel, Inc. (a)	800	5,256
Starent Networks Corporation (a)	1,100	37,114
Telestone Technologies Corporation (a)	1,100	8,921
Telkonet, Inc. (a)	156,779	54,873
UTStarcom, Inc. (a)	456,646	826,529
		4,760,644
Computers & Peripherals — 1.2%
3PAR, Inc. (a)	200	1,882
Avid Technology, Inc. (a)	131,656	1,662,815
Dell, Inc. (a)	300	4,347
Electronics for Imaging, Inc. (a)	27,354	318,948
Hutchinson Technology, Inc. (a)	2,100	12,222
Imation Corporation	101,656	896,606
Immersion Corporation (a)	41,500	152,305
Intevac, Inc. (a)	12,806	130,621
Lexmark International, Inc. - Class A (a)	46,200	1,178,100
Logitech International S.A. (a)	19,700	334,900
NCR Corporation (a)	33,500	340,025
NetApp, Inc. (a)	100	2,705
Netezza Corporation (a)	125,780	1,162,207
QLogic Corporation (a)	52,300	917,342

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS — 64.6% (Continued)	Shares	Value
Information Technology — 7.7% (Continued)
Computers & Peripherals — 1.2% (Continued)
Silicon Graphics International Corporation (a)	2,200	$13,112
STEC, Inc. (a)	300	6,396
Stratasys, Inc. (a)	66,927	1,056,108
Synaptics, Inc. (a)	64,787	1,457,708
		9,648,349
Electronic Equipment, Instruments & Components — 1.2%
Agilysys, Inc.	5,800	27,318
Arrow Electronics, Inc. (a)	9,300	235,662
China Security & Surveillance Technology, Inc. (a)	3,100	16,213
Cognex Corporation	56,151	903,470
Coherent, Inc. (a)	25,991	653,154
Daktronics, Inc.	68,187	512,766
Dolby Laboratories, Inc. - Class A (a)	3,300	138,402
DTS, Inc. (a)	45,340	1,280,855
Echelon Corporation (a)	39,339	536,977
FLIR Systems, Inc. (a)	500	13,905
Ingram Micro, Inc. - Class A (a)	26,600	469,490
Itron, Inc. (a)	18,400	1,104,736
Littelfuse, Inc. (a)	33,045	910,720
Maxwell Technologies, Inc. (a)	12,384	222,045
Measurement Specialties, Inc. (a)	1,600	12,336
MTS Systems Corporation	300	7,950
Nam Tai Electronics, Inc.	300	1,665
Plexus Corporation (a)	3,600	91,080
RadiSys Corporation (a)	8,000	68,080
Research Frontiers, Inc. (a)	17,962	65,022
SYNNEX Corporation (a)	33,690	866,844
Trimble Navigation Ltd. (a)	13,400	280,998
Universal Display Corporation (a)	106,400	1,208,704
X-Rite, Inc. (a)	30,706	61,412
Zygo Corporation (a)	9,958	68,810
		9,758,614
Internet Software & Services — 0.9%
Constant Contact, Inc. (a)	44,338	734,681
DealerTrack Holdings, Inc. (a)	58,463	963,470
Dice Holdings, Inc. (a)	200	1,202
Digital River, Inc. (a)	3,600	82,188
DivX, Inc. (a)	900	4,329
Equinix, Inc. (a)	13,200	1,126,224
Innodata Isogen, Inc. (a)	2,200	14,256
J2 Global Communications, Inc. (a)	3,400	69,530
Knot, Inc. (The) (a)	84,887	905,744
LoopNet, Inc. (a)	85,593	747,227
Marchex, Inc. - Class B	2,000	9,060
ModusLink Global Solutions, Inc. (a)	300	2,466
OpenTable, Inc. (a)	261	6,436
Rackspace Hosting, Inc. (a)	300	5,025
RADVision Ltd. (a)	15,800	97,486

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS — 64.6% (Continued)	Shares	Value
Information Technology — 7.7% (Continued)
Internet Software & Services — 0.9% (Continued)
RealNetworks, Inc. (a)	25,496	$91,021
SAVVIS, Inc. (a)	1,800	26,622
Sohu.com, Inc. (a)	25,970	1,443,932
support.com, Inc. (a)	24,224	58,138
Switch & Data Facilities Company, Inc. (a)	500	8,365
Terremark Worldwide, Inc. (a)	34,987	223,567
Travelzoo, Inc. (a)	5,375	74,283
United Online, Inc.	4,500	36,000
Vocus, Inc. (a)	20,565	372,226
WebMD Health Corporation (a)	24,623	838,659
Yahoo, Inc. (a)	100	1,590
		7,943,727
IT Services — 0.6%
Alliance Data Systems Corporation (a)	11,400	626,772
Broadridge Financial Solutions, Inc.	9,400	195,614
CyberSource Corporation (a)	58,418	956,887
Euronet Worldwide, Inc. (a)	4,815	113,875
ExlService Holdings, Inc. (a)	800	10,888
Heartland Payment Systems, Inc.	400	4,916
Hewitt Associates, Inc. - Class A (a)	9,400	333,888
InfoGROUP, Inc. (a)	12,939	84,880
Integral Systems, Inc. (a)	12,658	106,327
NCI, Inc. (a)	10,027	269,827
Rightnow Technologies, Inc. (a)	45,800	698,908
TeleTech Holdings, Inc. (a)	11,929	213,410
Unisys Corporation (a)	4,830	140,746
Wright Express Corporation (a)	43,516	1,214,531
		4,971,469
Office Electronics — 0.0%
Xerox Corporation	300	2,256

Semiconductors & Semiconductor Equipment — 1.6%
Advanced Energy Industries, Inc. (a)	31,847	388,852
Amkor Technology, Inc. (a)	2,100	11,571
Brooks Automation, Inc. (a)	73,184	503,506
Cree, Inc. (a)	200	8,420
Cypress Semiconductor Corporation (a)	95,400	804,222
DSP Group, Inc. (a)	900	5,202
Exar Corporation (a)	97,050	669,645
EZchip Semiconductor Ltd. (a)	400	4,788
FormFactor, Inc. (a)	46,330	787,147
Intersil Corporation - Class A	155,889	1,956,407
Kulicke & Soffa Industries, Inc. (a)	261,107	1,214,147
Microsemi Corporation (a)	1,000	13,310
MKS Instruments, Inc. (a)	51,060	798,578
Monolithic Power Systems, Inc. (a)	59,633	1,192,064
Rubicon Technology, Inc. (a)	33,706	509,635

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS — 64.6% (Continued)	Shares	Value
Information Technology — 7.7% (Continued)
Semiconductors & Semiconductor Equipment — 1.6%
(Continued)
Rudolph Technologies, Inc. (a)	4,400	$27,896
Semtech Corporation (a)	6,100	94,367
Sigma Designs, Inc. (a)	66,745	801,607
Silicon Image, Inc. (a)	335,424	707,745
Skyworks Solutions, Inc. (a)	200	2,086
STMicroelectronics N.V.	100	796
Supertex, Inc. (a)	22,700	550,475
Teradyne, Inc. (a)	58,900	492,993
Tessera Technologies, Inc. (a)	200	4,422
Trident Microsystems, Inc. (a)	120,700	226,916
TriQuint Semiconductor, Inc. (a)	4,800	25,872
UltraTech, Inc. (a)	32,941	425,598
Varian Semiconductor Equipment Associates, Inc. (a)	17,940	509,316
Veeco Instruments, Inc. (a)	7,974	194,167
Verigy Ltd. (a)	1,700	16,728
Virage Logic Corporation (a)	500	2,950
		12,951,428
Software — 1.6%
ACI Worldwide, Inc. (a)	1,000	16,090
ANSYS, Inc. (a)	23,289	945,068
ArcSight, Inc. (a)	800	19,776
AsiaInfo Holdings, Inc. (a)	600	13,236
Blackboard, Inc. (a)	30,087	1,067,186
China TransInfo Technology Corporation (a)	3,300	23,001
Chordiant Software, Inc. (a)	16,060	55,889
ClickSoftware Technologies Ltd. (a)	3,600	18,576
CommVault Systems, Inc. (a)	3	59
Compuware Corporation (a)	177,265	1,251,491
Concur Technologies, Inc. (a)	32,100	1,144,044
DemandTec, Inc. (a)	3,542	31,134
Electronic Arts, Inc. (a)	1,000	18,240
FactSet Research Systems, Inc.	5,600	358,680
Fair Isaac Corporation	20,235	411,377
FalconStor Software, Inc. (a)	11,078	36,890
GSE Systems, Inc. (a)	200	1,204
Interactive Intelligence, Inc. (a)	400	6,708
Kenexa Corporation (a)	200	2,520
Lawson Software, Inc. (a)	67,766	427,603
Manhattan Associates, Inc. (a)	42,081	965,759
Midway Games, Inc. (a)	51,015	1,530
Net 1 UEPS Technologies, Inc. (a)	6,900	120,681
NetSuite, Inc. (a)	24,181	337,809
Nuance Communications, Inc. (a)	100	1,311
Parametric Technology Corporation (a)	28,900	430,899
Quest Software, Inc. (a)	5,000	83,850
Rosetta Stone, Inc. (a)	4,000	83,000
Rovi Corporation (a)	17,800	490,390

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS — 64.6% (Continued)	Shares	Value
Information Technology — 7.7% (Continued)
Software — 1.6% (Continued)
Scientific Learning Corporation (a)	400	$2,020
Shanda Interactive Entertainment Ltd. (a)	19,000	829,920
Sonic Solutions, Inc. (a)	27,372	133,028
Sourcefire, Inc. (a)	300	6,090
SuccessFactors, Inc. (a)	62,177	950,686
Sybase, Inc. (a)	4,275	169,119
Symyx Technologies, Inc. (a)	1,900	11,153
Take-Two Interactive Software, Inc. (a)	188,175	2,064,280
THQ, Inc. (a)	23,500	122,905
TiVo, Inc. (a)	900	9,792
Tyler Technologies, Inc. (a)	55,900	1,063,218
Vasco Data Security International, Inc. (a)	3,100	18,848
		13,745,060
Materials — 3.4%
Chemicals — 0.7%
A. Schulman, Inc.	16,352	284,034
Airgas, Inc.	10,300	456,908
Altair Nanotechnologies, Inc. (a)	226,906	231,444
American Vanguard Corporation	34,198	283,843
Cabot Corporation	300	6,579
China Agritech, Inc. (a)	300	4,428
Cytec Industries, Inc.	3,700	122,729
Dow Chemical Company (The)	100	2,348
Ferro Corporation	48,583	297,814
Georgia Gulf Corporation (a)	1,500	21,555
Hawkins, Inc.	14,793	310,949
Huntsman Corporation	3,500	27,825
Innophos Holdings, Inc.	300	5,805
KMG Chemicals, Inc.	400	4,920
Koppers Holdings, Inc.	800	20,896
NewMarket Corporation	3,400	317,900
OMNOVA Solutions, Inc. (a)	2,000	12,820
Terra Industries, Inc.	68,989	2,191,781
Valhi, Inc.	5,400	50,706
Westlake Chemical Corporation	897	21,788
Yongye International, Inc. (a)	1,500	13,095
Zoltek Companies, Inc. (a)	155,386	1,384,489
		6,074,656
Construction Materials — 0.3%
Eagle Materials, Inc.	48,289	1,199,982
Headwaters, Inc. (a)	177,310	730,517
Martin Marietta Materials, Inc.	4,300	358,276
United States Lime & Minerals, Inc. (a)	1,909	66,948
Vulcan Materials Company	100	4,603
		2,360,326

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS — 64.6% (Continued)	Shares	Value
Materials — 3.4% (Continued)
Containers & Packaging — 0.7%
AEP Industries, Inc. (a)	300	$10,464
Bemis Company, Inc.	600	15,498
BWAY Holding Company (a)	200	3,554
Greif, Inc. - Class A	4,200	224,784
Packaging Corporation of America	9,758	178,376
Pactiv Corporation (a)	94,033	2,171,222
Rock-Tenn Company	2,900	127,020
Sealed Air Corporation	42,189	811,294
Silgan Holdings, Inc.	47,306	2,542,698
		6,084,910
Metals & Mining — 1.6%
AK Steel Holding Corporation	191,300	3,035,931
Alcoa, Inc.	300	3,726
Allegheny Technologies, Inc.	92,200	2,845,292
Allied Nevada Gold Corporation (a)	28,508	272,251
Amcol International Corporation	24,188	629,856
Brush Engineered Materials, Inc. (a)	5,600	103,320
China Precision Steel, Inc. (a)	60,272	133,804
Cliffs Natural Resources, Inc.	100	3,557
Compass Minerals International, Inc.	48,200	3,003,824
Exeter Resource Corporation (a)	1,900	10,203
Freeport-McMoRan Copper & Gold, Inc. (a)	200	14,672
General Moly, Inc. (a)	24,400	53,680
General Steel Holdings, Inc. (a)	68,845	256,103
Gerdau Ameristeel Corporation	300	2,040
IAMGOLD Corporation	1,300	17,095
International Tower Hill Mines Ltd. (a)	2,500	11,775
Kinross Gold Corporation	200	3,716
Northern Dynasty Minerals Ltd. (a)	1,700	11,016
RTI International Metals, Inc. (a)	35,500	735,205
Schnitzer Steel Industries, Inc. - Class A	35,581	1,538,523
Seabridge Gold, Inc (a)	200	4,016
Silver Standard Resources, Inc. (a)	996	18,506
Stillwater Mining Company (a)	900	5,580
Teck Resources Ltd. (a)	200	5,784
Thompson Creek Metals Company, Inc. (a)	17,019	173,253
U.S. Energy Corporation (a)	3,400	17,884
Walter Energy, Inc.	5,300	310,050
Yamana Gold, Inc.	400	4,260
		13,224,922
Paper & Forest Products — 0.1%
AbitibiBowater, Inc. (a)	70,886	13,823
Deltic Timper Corporation	6,882	292,485
Domtar Corporation (a)	800	33,512
Schweitzer-Mauduit International, Inc.	300	15,495
		355,315

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS — 64.6% (Continued)	Shares	Value
Telecommunication Services — 0.7%
Diversified Telecommunication Services — 0.4%
Alaska Communications Systems Group, Inc.	61,761	$480,500
Cbeyond, Inc. (a)	78,163	1,043,476
General Communication, Inc. (a)	15,339	94,335
Global Crossing Ltd. (a)	1,700	19,380
Iowa Telecommunications Services, Inc.	50,765	597,504
Iridium Communications, Inc. (a)	1,200	10,680
Neutral Tandem, Inc. (a)	11,100	234,099
Premiere Global Services, Inc. (a)	40,729	304,246
SureWest Communications (a)	800	7,056
tw telecom, inc. (a)	40,600	511,560
Windstream Corporation	100	964
		3,303,800
Wireless Telecommunication Services — 0.3%
American Tower Corporation (a)	200	7,364
iPCS, Inc. (a)	500	11,935
Leap Wireless International, Inc. (a)	4,100	54,202
MetroPCS Communications, Inc. (a)	8,800	54,824
NTELOS Holdings Corporation	34,100	514,910
SBA Communications Corporation - Class A (a)	15,900	448,539
Syniverse Holdings, Inc. (a)	48,858	836,938
USA Mobility, Inc.	17,700	192,930
		2,121,642
Utilities — 0.7%
Electric Utilities — 0.3%
Cleco Corporation	38,801	960,325
Hawaiian Electric Industries, Inc.	70,510	1,258,603
Unitil Corporation	1,889	39,083
		2,258,011
Gas Utilities — 0.0%
China Natural Gas, Inc. (a)	6,200	72,850
National Fuel Gas Company	5,900	267,506
Suburban Propane Partners, L.P.	2,000	86,040
		426,396
Multi-Utilities — 0.2%
Black Hills Corporation	37,403	911,511
CMS Energy Corporation	61,200	813,960
		1,725,471
Water Utilities — 0.2%
Aqua America, Inc.	92,895	1,435,228
Cascal N.V.	4,400	23,848
Southwest Water Company	8,000	44,560
		1,503,636

Total Common Stocks (Proceeds $572,693,788)		$534,851,159

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

CLOSED-END FUNDS — 0.0%	Shares	Value
Alpine Total Dynamic Dividend Fund	1,715	$14,526
Federated Premier Municipal Income Fund	900	12,087
Flaherty & Crumrine/Claymore Preferred Securities Income Fund	700	8,659
Nicholas-Applegate Convertible & Income Fund	1,100	8,932
Total Closed-End Funds (Proceeds $46,955)		$44,204

RIGHTS — 0.0%	Shares	Value
Zion Oil & Gas, Inc. (b) (Proceeds $6,209)	1,541	$613

Total Securities Sold Short — 64.6% (Proceeds $572,746,952)		$534,895,976

ADR - American Depositary Receipt.

(a)	Non-income producing security.

(b)	Fair value priced and Level 2 security (Note 2). Other financial instruments that are fair valued at October 31, 2009 totaled $613, representing (0.0)% of net assets.

See accompanying notes to financial statements.

TFS SMALL CAP FUND
SUMMARY SCHEDULE OF INVESTMENTS*
October 31, 2009

COMMON STOCKS — 98.9%	Shares	Value
Consumer Discretionary — 14.4%
Auto Components — 1.1%
Other Auto Components (a)		$183,246

Distributors — 0.1%
Other Distributors (a)		20,246

Diversified Consumer Services — 0.6%
Other Diversified Consumer Services (a)		97,298

Hotels, Restaurants & Leisure — 2.6%
Bally Technologies, Inc. (b)	1,600	63,024
Chipotle Mexican Grill, Inc. - Class A (b)	700	57,043
Landry’s Restaurants, Inc. (b)	5,200	56,680
Other Hotels, Restaurants & Leisure (a)		263,218
		439,965
Household Durables — 1.8%
American Greetings Corporation - Class A	3,200	65,088
Helen of Troy Ltd. (b)	2,200	50,248
Sealy Corporation (b)	17,100	49,590
Other Household Durables (a)		137,907
		302,833
Internet & Catalog Retail — 0.2%
Other Internet & Catalog Retail (a)		33,704

Leisure Equipment & Products — 0.3%
Other Leisure Equipment & Products (a)		51,747

Media — 2.4%
SIRIUS XM Radio, Inc. (b)	113,970	66,786
Other Media (a)		324,677
		391,463
Multi-Line Retail — 0.7%
Dillard’s Inc.	4,400	59,928
Other Multi-Line Retail (a)		49,814
		109,742
Specialty Retail — 1.9%
J. Crew Group, Inc. (b)	1,500	61,170
Ulta Salon, Cosmetics & Fragrance, Inc. (b)	3,600	54,504
Other Specialty Retail (a)		192,432
		308,106
Textiles, Apparel & Luxury Goods — 2.7%
Jones Apparel Group, Inc.	2,900	51,881
Perry Ellis International, Inc. (b)	3,700	50,579
UniFirst Corporation	1,200	50,520
Wolverine World Wide, Inc.	2,100	53,718
Other Textiles, Apparel & Luxury Goods (a)		247,783
		454,481

TFS SMALL CAP FUND
SUMMARY SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS — 98.9% (Continued)	Shares	Value
Consumer Staples — 3.1%
Food & Staples Retailing — 0.7%
Andersons, Inc. (The)	1,600	$49,648
Other Food & Staples Retailing (a)		68,302
		117,950
Food Products — 1.6%
Other Food Products (a)		265,951

Personal Products — 0.8%
Other Personal Products (a)		125,289

Energy — 5.7%
Energy Equipment & Services — 1.9%
Other Energy Equipment & Services (a)		322,898

Oil, Gas & Consumable Fuels — 3.8%
Holly Corporation	2,000	58,020
Other Oil, Gas & Consumable Fuels (a)		564,240
		622,260
Financials — 15.3%
Capital Markets — 2.3%
Other Capital Markets (a)		385,489

Commercial Banks — 4.8%
Boston Private Financial Holdings, Inc.	8,900	52,955
CapitalSource, Inc.	15,030	53,507
Other Commercial Banks (a)		698,147
		804,609
Consumer Finance — 0.8%
Other Consumer Finance (a)		129,409

Diversified Financial Services — 0.2%
Other Diversified Financial Services (a)		30,690

Insurance — 4.7%
Transatlantic Holdings, Inc.	1,000	50,500
Other Insurance (a)		731,907
		782,407
Real Estate Investment Trusts — 1.4%
Other Real Estate Investment Trusts (a)		228,321

Thrifts & Mortgage Finance — 1.1%
Other Thrifts & Mortgage Finance (a)		184,078

Health Care — 14.8%
Biotechnology — 3.0%
Targacept, Inc. (b)	2,700	50,625
Other Biotechnology (a)		445,021
		495,646

TFS SMALL CAP FUND
SUMMARY SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS — 98.9% (Continued)	Shares	Value
Health Care — 14.8% (Continued)
Health Care Equipment & Supplies — 2.9%
Cooper Companies, Inc. (The)	2,200	$61,622
Quidel Corporation (b)	3,650	52,195
Other Health Care Equipment & Supplies (a)		375,961
		489,778
Health Care Providers & Services — 5.4%
Amedysis, Inc. (b)	1,400	55,706
AmSurg Corporation (b)	2,500	52,675
Centene Corporation (b)	3,300	58,839
Other Health Care Providers & Services (a)		723,405
		890,625
Health Care Technology — 0.6%
IMS Health, Inc.	3,500	57,365
Other Health Care Technology (a)		42,559
		99,924
Life Sciences Tools & Services — 1.4%
Bio-Rad Laboratories, Inc. - Class A (b)	557	49,790
Kendle International, Inc. (b)	3,700	62,456
Other Life Sciences Tools & Services (a)		129,997
		242,243
Pharmaceuticals — 1.5%
BioForm Medical, Inc. (b)	17,377	62,905
Other Pharmaceuticals (a)		181,867
		244,772
Industrials — 14.2%
Aerospace & Defense — 1.4%
GenCorp, Inc. (b)	9,000	66,960
Other Aerospace & Defense (a)		158,145
		225,105
Air Freight & Logistics — 0.6%
Other Air Freight & Logistics (a)		107,171

Airlines — 0.5%
Other Airlines (a)		82,928

Building Products — 0.6%
Other Building Products (a)		100,299

Commercial Services & Supplies — 1.8%
Ennis, Inc.	3,399	51,495
Team, Inc. (b)	3,300	53,559
Waste Connections, Inc. (b)	1,900	59,717
Other Commercial Services & Supplies (a)		133,757
		298,528
Construction & Engineering — 1.1%
Other Construction & Engineering (a)		186,664

TFS SMALL CAP FUND
SUMMARY SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS — 98.9% (Continued)	Shares	Value
Industrials — 14.2% (Continued)
Electrical Equipment — 1.7%
Thomas & Betts Corporation (b)	1,600	$54,736
Other Electrical Equipment (a)		220,710
		275,446
Industrial Conglomerates — 0.1%
Other Industrial Conglomerates (a)		21,096

Machinery — 3.7%
FreightCar America, Inc.	2,800	66,024
Other Machinery (a)		551,751
		617,775
Marine — 1.2%
Other Marine (a)		194,875

Professional Services — 0.6%
Other Professional Services (a)		105,758

Road & Rail — 0.1%
Other Road & Rail (a)		11,230

Trading Companies & Distributors — 0.7%
Aceto Corporation	9,068	50,237
Other Trading Companies & Distributors (a)		68,542
		118,779
Transportation Infrastructure — 0.1%
Other Transportation Infrastructure (a)		16,450

Information Technology — 22.9%
Communications Equipment — 3.2%
3Com Corporation (b)	11,340	58,288
Tellabs, Inc. (b)	8,700	52,374
Other Communications Equipment (a)		425,364
		536,026
Computers & Peripherals — 0.9%
Other Computers & Peripherals (a)		153,384

Electronic Equipment, Instruments & Components — 4.2%
Anixter International, Inc. (b)	1,500	62,775
Spectrum Control, Inc. (b)	8,100	68,445
Other Electronic Equipment, Instruments & Components (a)		574,269
		705,489
Internet Software & Services — 1.6%
Other Internet Software & Services (a)		259,432

TFS SMALL CAP FUND
SUMMARY SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS — 98.9% (Continued)	Shares	Value
Information Technology — 22.9% (Continued)
IT Services — 2.9%
Lender Processing Services, Inc.	1,700	$67,660
VeriFone Holdings, Inc. (b)	4,000	53,200
Other IT Services (a)		360,012
		480,872
Semiconductors & Semiconductor Equipment — 4.9%
Pericom Semiconductor Corporation (b)	6,063	57,053
PMC-Sierra, Inc. (b)	6,400	54,528
Other Semiconductors & Semiconductor Equipment (a)		696,408
		807,989
Software — 5.2%
Bottomline Technologies, Inc. (b)	4,100	60,188
FactSet Research Systems, Inc.	900	57,645
Jack Henry & Associates, Inc.	2,200	50,754
Phoenix Technologies Ltd. (b)	22,303	52,189
Sybase, Inc. (b)	1,280	50,637
Synopsys, Inc. (b)	2,500	55,000
Other Software (a)		536,529
		862,942
Materials — 6.1%
Chemicals — 2.7%
Other Chemicals (a)		454,211

Containers & Packaging — 1.0%
Other Containers & Packaging (a)		166,760

Metals & Mining — 1.4%
Other Metals & Mining (a)		226,623

Paper & Forest Products — 1.0%
Other Paper & Forest Products (a)		171,938

Telecommunication Services — 0.9%
Diversified Telecommunication Services — 0.5%
Other Diversified Telecommunication Services (a)		77,197

Wireless Telecommunication Services — 0.4%
Other Wireless Telecommunication Services (a)		75,273
Utilities — 1.5%
Electric Utilities — 0.2%
Other Electric Utilities (a)		29,796

Gas Utilities — 0.7%
Other Gas Utilities (a)		118,116

TFS SMALL CAP FUND
SUMMARY SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS — 98.9% (Continued)	Shares	Value
Utilities — 1.5% (Continued)
Independent Power Producers & Energy Traders — 0.4%
Other Independent Power Producers & Energy Traders (a)		$58,243

Multi-Utilities — 0.2%
Other Multi-Utilities (a)		31,872

Water Utilities — 0.0%
Other Water Utilities (a)		1,545

Total Common Stocks (Cost $16,537,009)		$16,434,982

RIGHTS — 0.0%	Shares	Value
Total Rights (Cost $0) (a)(d)		$—

MONEY MARKET FUNDS — 0.3%	Shares	Value
UMB Money Market Fiduciary, 0.05% (c) (Cost $58,594)	58,594	$58,594

Total Investments at Value — 99.2% (Cost $16,595,603)		$16,493,576

Other Assets in Excess of Liabilities — 0.8%		129,488

Net Assets — 100.0%		$16,623,064

*	A complete Schedule of Investments is available without charge upon request by calling toll-free 1-888-534-2001 or on the SEC’s website at http://www.sec.gov.

(a)
Represents issuers not identified as a top 50 holding in terms of market value and issues or issuers not exceeding 1% of net assets individually or in the aggregate, respectively, as of October 31, 2009.

(b)	Non-income producing security.

(c)	Variable rate security. The rate shown is the 7-day effective yield as of October 31, 2009.

(d)	Fair value priced (Note 2). Fair valued securities totaled $0 at October 31, 2009, representing 0.0% of net assets.

See accompanying notes to financial statements.

TFS CAPITAL INVESTMENT TRUST
STATEMENTS OF ASSETS AND LIABILITIES
October 31, 2009

	TFS Market Neutral Fund	TFS Small Cap Fund
ASSETS
Investments in securities:
At acquisition cost	$784,774,844	$16,595,603
At value (Note 2)	$818,096,079	$16,493,576
Deposits with brokers for securities sold short (Note 2)	548,049,496	—
Dividends and interest receivable	270,113	4,344
Receivable for investment securities sold	119,134,047	1,264,691
Receivable for capital shares sold	1,902,205	95,042
Other assets	57,182	16,190
TOTAL ASSETS	1,487,509,122	17,873,843

LIABILITIES
Securities sold short, at value (Note 2) (proceeds $572,746,952)	534,895,976	—
Payable for investment securities purchased	120,827,794	1,225,449
Payable for capital shares redeemed	1,016,600	5,082
Dividends payable on securities sold short (Note 2)	147,633	—
Payable to Adviser (Note 4)	1,612,255	4,323
Payable to administrator (Note 4)	98,100	6,300
Other accrued expenses and liabilities	501,307	9,625
TOTAL LIABILITIES	659,099,665	1,250,779

NET ASSETS	$828,409,457	$16,623,064

Net assets consist of:
Paid-in capital	$793,512,831	$17,362,791
Accumulated net realized losses from security transactions	(36,275,585)	(637,700)
Net unrealized appreciation (depreciation) on:
Investments	33,321,235	(102,027)
Short positions	37,850,976	—
Net assets	$828,409,457	$16,623,064

Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	55,531,973	1,782,512

Net asset value, redemption price and offering price per share (a) (Note 2)	$14.92	$9.33

(a)	Redemption price may differ from the net asset value per share depending upon the length of time the shares are held (Note 2).

See accompanying notes to financial statements.

TFS CAPITAL INVESTMENT TRUST
STATEMENTS OF OPERATIONS
For the Year Ended October 31, 2009

	TFS Market Neutral Fund	TFS Small Cap Fund
INVESTMENT INCOME
Dividends	$13,451,453	$68,414
Foreign tax withholding	(2,297)	(26)
Interest	66,729	118
TOTAL INVESTMENT INCOME	13,515,885	68,506

EXPENSES
Investment advisory fees (Note 4)	12,890,976	75,734
Brokerage expense on securities sold short (Note 2)	7,722,392	—
Dividend expense on securities sold short (Note 2)	4,798,999	—
Administration fees (Note 4)	505,035	24,200
Transfer agent fees (Note 4)	299,071	18,000
Accounting services fees (Note 4)	192,165	30,532
Custodian and bank service fees	199,602	21,282
Registration fees	96,760	19,508
Professional fees	43,633	28,265
Printing of shareholder reports	67,616	2,952
Postage and supplies	54,625	6,334
Compliance service fees and expenses (Note 4)	24,765	24,765
Pricing fees	42,690	5,969
Insurance expense	29,704	1,425
Trustees’ fees and expenses	17,447	17,447
Borrowing costs (Note 5)	5,263	293
Other expenses	12,897	6,374
TOTAL EXPENSES	27,003,640	283,080
Fees waived and expenses reimbursed by the Adviser (Note 4)	(167,067)	(179,857)
Plus previously waived investment advisory fees recovered by the Adviser (Note 4)	11,929	—
NET EXPENSES	26,848,502	103,223

NET INVESTMENT LOSS	(13,332,617)	(34,717)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS, SECURITIES SOLD SHORT AND FOREIGN CURRENCY
Net realized gains (losses) from:
Investments	95,615,019	(527,001)
Securities sold short	(101,104,859)	(218)
Foreign currency transactions	2,046	—
Net change in unrealized appreciation (depreciation) on:
Investments	97,297,681	1,407,015
Securities sold short	(1,580,141)	—

NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS	90,229,746	879,796

NET INCREASE IN NET ASSETS FROM OPERATIONS	$76,897,129	$845,079

See accompanying notes to financial statements.

TFS MARKET NEUTRAL FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended October 31, 2009	Four Months Ended October 31, 2008 (a)	Year Ended June 30, 2008
FROM OPERATIONS
Net investment loss	$(13,332,617)	$(2,645,461)	$(3,825,384)
Net realized gains (losses) from:
Investments	95,615,019	(28,429,068)	(21,583,171)
Short positions	(101,104,859)	17,317,074	27,980,135
Foreign currency transactions	2,046	—	—
Net change in unrealized appreciation (depreciation) on:
Investments	97,297,681	(54,930,256)	(20,608,839)
Short positions	(1,580,141)	9,943,964	27,060,992
Net increase (decrease) in net assets from operations	76,897,129	(58,743,747)	9,023,733

FROM DISTRIBUTIONS
Distributions from net investment income	—	—	(75,557)
Distributions from net realized gains from security transactions	(7,411,156)	—	(4,093,514)
Decrease in net assets from distributions to shareholders	(7,411,156)	—	(4,169,071)

FROM CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	580,278,792	237,571,341	201,721,125
Net asset value of shares issued in reinvestment of distributions to shareholders	6,647,525	—	3,396,677
Proceeds from redemption fees collected (Note 2)	960,365	541,934	982,502
Payments for shares redeemed	(207,527,157)	(72,044,321)	(151,102,416)
Net increase in net assets from capital share transactions	380,359,525	166,068,954	55,997,888

TOTAL INCREASE IN NET ASSETS	449,845,498	107,325,207	59,852,550

NET ASSETS
Beginning of period	378,563,959	271,238,752	211,386,202
End of period	$828,409,457	$378,563,959	$271,238,752

ACCUMULATED NET INVESTMENT INCOME	$—	$—	$—

CAPITAL SHARE ACTIVITY
Shares sold	41,291,307	16,482,137	13,716,056
Shares issued in reinvestment of distributions to shareholders	529,683	—	239,540
Shares redeemed	(14,869,822)	(5,299,283)	(11,046,333)
Net increase in shares outstanding	26,951,168	11,182,854	2,909,263
Shares outstanding, beginning of period	28,580,805	17,397,951	14,488,688
Shares outstanding, end of period	55,531,973	28,580,805	17,397,951

(a)	Fund changed fiscal year end to October 31.

See accompanying notes to financial statements.

TFS SMALL CAP FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended October 31, 2009	Four Months Ended October 31, 2008 (a)	Year Ended June 30, 2008
FROM OPERATIONS
Net investment income (loss)	$(34,717)	$4,055	$(87,752)
Net realized losses from:
Investments	(527,001)	(20,380)	(78,473)
Short positions	(218)	—	—
Net change in unrealized appreciation (depreciation) on investments	1,407,015	(1,151,693)	(763,246)
Net increase (decrease) in net assets from operations	845,079	(1,168,018)	(929,471)

FROM DISTRIBUTIONS
Distributions from net investment income	(4,055)	—	—
Distributions from net realized gains from security transactions	—	—	(760,875)
Decrease in net assets from distributions to shareholders	(4,055)	—	(760,875)

FROM CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	14,594,124	65,589	270,485
Net asset value of shares issued in reinvestment of distributions to shareholders	3,976	—	748,784
Proceeds from redemption fees collected (Note 2)	10,459	159	1,951
Payments for shares redeemed	(1,879,603)	(425,681)	(387,376)
Net increase (decrease) in net assets from capital share transactions	12,728,956	(359,933)	633,844

TOTAL INCREASE (DECREASE) IN NET ASSETS	13,569,980	(1,527,951)	(1,056,502)

NET ASSETS
Beginning of period	3,053,084	4,581,035	5,637,537
End of period	$16,623,064	$3,053,084	$4,581,035

ACCUMULATED NET INVESTMENT INCOME	$—	$4,055	$—

CAPITAL SHARE ACTIVITY
Shares sold	1,605,044	9,051	24,283
Shares issued in reinvestment of distributions to shareholders	655	—	72,486
Shares redeemed	(272,096)	(52,008)	(35,844)
Net increase (decrease) in shares outstanding	1,333,603	(42,957)	60,925
Shares outstanding, beginning of period	448,909	491,866	430,941
Shares outstanding, end of period	1,782,512	448,909	491,866

(a)	Fund changed fiscal year end to October 31.

See accompanying notes to financial statements.

TFS MARKET NEUTRAL FUND
FINANCIAL HIGHLIGHTS

Per share data for a share outstanding throughout each period:	Year Ended October 31, 2009	Four Months Ended October 31, 2008(b)		Year Ended June 30, 2008	Year Ended June 30, 2007	Year Ended June 30, 2006	Period Ended June 30, 2005(a)
Net asset value at beginning of period	$13.25	$15.59		$14.59	$12.44	$10.37	$10.00

Income (loss) from investment operations:
Net investment income (loss)	(0.24)	(0.09)		(0.23)	0.01	(0.04)	(0.11)
Net realized and unrealized gains (losses) on investments	2.13	(2.27)		1.56	2.35	2.12	0.49
Total from investment operations	1.89	(2.36)		1.33	2.36	2.08	0.38

Less distributions:
Distributions from net investment income	—	—		(0.01)	—	—	—
Distributions from net realized gains from security transactions	(0.25)	—		(0.40)	(0.22)	(0.01)	—
Distributions in excess of net realized gains (losses) from security transactions	—	—		—	—	—	(0.01)
Total distributions	(0.25)	—		(0.41)	(0.22)	(0.01)	(0.01)

Proceeds from redemption fees collected (Note 2)	0.03	0.02		0.08	0.01	0.00 (c)	0.00	(c)

Net asset value at end of period	$14.92	$13.25		$15.59	$14.59	$12.44	$10.37

Total return (d)	14.86%	(15.01%	)(e)	9.93%	19.18%	20.04%	3.77%	(e)

Ratios and supplemental data:
Net assets at end of period (000’s)	$828,409	$378,564		$271,239	$211,386	$22,478	$8,101

Ratio of gross expenses to average net assets	4.70%	4.60%	(h)	4.05%	3.30%	5.10%	6.82%	(h)

Ratio of net expenses to average net assets (f)	4.67%	4.55%	(h)	3.94%	3.07%	3.21%	3.26%	(h)

Ratio of net expenses to average net assets excluding dividend expense (f) (g)	3.84%	3.68%	(h)	2.80%	2.48%	2.49%	2.49%	(h)

Ratio of net expenses to average net assets excluding dividend expense, borrowing costs and brokerage expense on securities sold short (f) (g)	2.49%	2.49%	(h)	2.50%	2.48%	2.49%	2.49%	(h)

Ratio of net investment income (loss) to average net assets	(2.32% )	(2.24%	)(h)	(2.15% )	0.09%	(0.69% )	(1.77%	)(h)

Portfolio turnover rate	429%	204%	(e)	536%	492%	398%	368%	(h)
(a)	Represents the period from the commencement of operations (September 7, 2004) through June 30, 2005.
(b)	Fund changed fiscal year end to October 31.
(c)	Amount rounds to less than $0.01 per share.
(d)
Total return is a measure of the change in value of an investment in the Fund over the period covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund.  The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(e)	Not annualized.
(f)	Ratio was determined after advisory fee waivers and expense reimbursements.
(g)
Dividend expense, borrowing costs and brokerage expense on securities sold short totaled 2.18%, 2.06%(h), 1.44%, 0.59%, 0.72% and 0.77%(h) of average net assets for the periods ended October 31, 2009 and 2008 and June 30, 2008, 2007, 2006 and 2005, respectively.

(h)	Annualized.

See accompanying notes to financial statements.

TFS SMALL CAP FUND
FINANCIAL HIGHLIGHTS

Per share data for a share outstanding throughout each period:	Year Ended October 31, 2009	Four Months Ended October 31, 2008(b)		Year Ended June 30, 2008	Year Ended June 30, 2007		Period Ended June 30, 2006(a)
Net asset value at beginning of period	$6.80	$9.31		$13.08	$10.39		$10.00

Income (loss) from investment operations:
Net investment income (loss)	(0.02)	0.01		(0.18)	(0.07)		(0.01)
Net realized and unrealized gains (losses) on investments	2.55	(2.52)		(1.79)	2.76		0.40
Total from investment operations	2.53	(2.51)		(1.97)	2.69		0.39

Less distributions:
Distributions from net investment income	(0.01)	—		—	—		—
Distributions from net realized gains from security transactions	—	—		(1.80)	(0.00	)(c)	—
Total distributions	(0.01)	—		(1.80)	(0.00)		—

Proceeds from redemption fees collected (Note 2)	0.01	0.00	(c)	0.00 (c)	0.00	(c)	—

Net asset value at end of period	$9.33	$6.80		$9.31	$13.08		$10.39

Total return (d)	37.41%	(26.96%	)(e)	(16.40% )	25.93%		3.90%	(e)

Ratios and supplemental data:
Net assets at end of period (000’s)	$16,623	$3,053		$4,581	$5,638		$3,932

Ratio of gross expenses to average net assets	5.14%	4.44%	(g)	5.57%	5.14%		8.18%	(g)

Ratio of net expenses to average net assets (f)	1.88%	0.88%	(g)	2.72%	2.03%		1.72%	(g)

Ratio of net expenses to average net assets excluding borrowing costs (f)	1.87%	0.87%	(g)	2.68%	2.03%		1.72%	(g)

Ratio of net investment income (loss) to average net assets	(0.63% )	0.28%	(g)	(1.76% )	(0.69%	)	(0.69%	)(g)

Portfolio turnover rate	320%	123%	(e)	269%	419%		184%	(g)

(a)	Represents the period from the commencement of operations (March 7, 2006) through June 30, 2006.
(b)	Fund changed fiscal year end to October 31.
(c)	Amount rounds to less than $0.01 per share.
(d)
Total return is a measure of the change in value of an investment in the Fund over the period covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund.  The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(e)	Not annualized.
(f)	Ratio was determined after advisory fee waivers and expense reimbursements.
(g)	Annualized.

See accompanying notes to financial statements.

TFS CAPITAL INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS
October 31, 2009

1.  Organization

The TFS Market Neutral Fund and the TFS Small Cap Fund (individually, a “Fund”, and collectively, the “Funds”) are each a diversified series of TFS Capital Investment Trust (the “Trust”), an open-end management investment company established as an Ohio business trust under a Declaration of Trust dated January 30, 2004. As part of the Trust’s organization, the TFS Market Neutral Fund issued in a private placement on June 28, 2004 10,000 shares of the Fund, at $10.00 per share, to TFS Capital LLC (the “Adviser”), the investment adviser to the Fund.  The TFS Market Neutral Fund commenced operations on September 7, 2004. The TFS Small Cap Fund commenced operations on March 7, 2006.

The TFS Market Neutral Fund seeks to produce capital appreciation while having a low correlation to the U.S. equity market. For this purpose, the term “U.S. equity market” means the S&P 500 Index. In addition, the Fund seeks to produce lower volatility than would result from a long-only investment in the U.S. equity market. “Long-only” refers to a portfolio of common stocks that mimics the movement of the U.S. equity market, as opposed to one that attempts to hedge equity market risk through the use of short positions, equity options or futures contracts.

The TFS Small Cap Fund seeks long-term capital appreciation. In addition, the Fund seeks to outperform the Russell 2000® Index.

The TFS Market Neutral Fund is currently closed to new investors, except as described further in the Fund’s prospectus.

2.  Significant Accounting Policies

The following is a summary of the Funds’ significant accounting policies:

Securities valuation – The Funds’ portfolio securities are valued at their value as of the close of the regular trading on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m., Eastern time) on each business day the NYSE is open.  Securities listed on the NYSE or other exchanges are valued on the basis of their last sale prices on the exchanges on which they are primarily traded.  However, if the last sale price on the NYSE is different than the last sale price on any other exchange, the NYSE price will be used.  If there are no sales on that day, the securities are valued at the mean of the most recent bid and ask prices on the NYSE or other primary exchange.  Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price.  If there are no sales on that day, the securities are valued at the mean between the closing bid and ask prices as reported by NASDAQ.  Other assets and securities for which no quotations are readily available are valued at fair value as determined in good faith under the supervision of the Board of Trustees of the Trust.  Such methods of fair valuation may include, but are not limited to:  multiple of earnings, discount from market of a similar freely traded security, or a combination of these and other methods.

Accounting principles generally accepted in the United States of America (“GAAP”) establish a single authoritative definition of fair value, set out a framework for measuring fair value and require additional disclosures about fair value measurements.

Various inputs are used in determining the value of each of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:

•  Level 1 – quoted prices in active markets for identical securities
•  Level 2 – other significant observable inputs
•  Level 3 – significant unobservable inputs

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

TFS CAPITAL INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)

The following is a summary of the inputs used to value the Funds’ investments and other financial instruments (short positions and rights) as of October 31, 2009:

TFS Market Neutral Fund	Investments in Securities	Other Financial Instruments
Level 1 - Quoted prices	$818,096,079	$(534,895,363)
Level 2 - Other significant observable inputs	—	(613)
Level 3 - Significant unobservable inputs	—	—
Total	$818,096,079	$(534,895,976)

TFS Small Cap Fund	Investments in Securities
Level 1 - Quoted prices	$16,493,576
Level 2 - Other significant observable inputs	—
Level 3 - Significant unobservable inputs	—
Total	$16,493,576

Refer to each Fund’s Schedule of Investments for a listing of the securities and other financial instruments (short positions) valued using Level 1 and Level 2 inputs by security type and industry type.

Share valuation – The net asset value per share of each Fund is calculated daily by dividing the total value of each Fund’s assets, less liabilities, by the number of shares outstanding.  The offering price and redemption price per share of each Fund is equal to the net asset value per share, except that shares are subject to a redemption fee of 2% if redeemed within 90 days of the date of purchase.  During the periods ended October 31, 2009, October 31, 2008 and June 30, 2008, proceeds from redemption fees totaled $960,365, $541,934 and $982,502, respectively, for the TFS Market Neutral Fund and $10,459, $159 and $1,951, respectively, for the TFS Small Cap Fund.

Investment income/expense – Dividend income/expense is recorded on the ex-dividend date. Interest income is accrued as earned.

Security transactions – Security transactions are accounted for on the trade date.  Gains and losses on securities sold are determined on a specific identification basis.

Distributions to shareholders – Distributions to shareholders arising from net investment income and net realized capital gains, if any, are distributed at least once each year.  The amount of distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP.  These “book/tax” differences are permanent in nature and are primarily due to differing treatments of net short-term gains.  The tax character of distributions paid by the Funds during the periods ended October 31, 2009, October 31, 2008 and June 30, 2008 was as follows:

	Period Ended	Ordinary Income	Long-Term Capital Gains	Total Distributions
TFS Market Neutral Fund	10/31/2009	$7,411,156	$—	$7,411,156
	10/31/2008	$—	$—	$—
	6/30/2008	$4,086,498	$82,573	$4,169,071
TFS Market Small Cap Fund	10/31/2009	$4,055	$—	$4,055
	10/31/2008	$—	$—	$—
	6/30/2008	$760,875	$—	$760,875

TFS CAPITAL INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)

Short positions – The Funds may sell securities short.  For financial statement purposes, an amount equal to the settlement amount is included in the Statements of Assets and Liabilities as an asset and an equivalent liability.  The amount of the liability is subsequently marked-to-market to reflect the current value of the short position.  Subsequent fluctuations in the market prices of securities sold, but not yet purchased, may require purchasing the securities at prices which may differ from the market value reflected on the Statements of Assets and Liabilities.  The Funds are liable for any dividends payable on securities while those securities are in a short position and will also bear other costs, such as charges for the prime brokerage accounts, in connection with the short positions.  These costs are reported as brokerage expenses on securities sold short in the Statements of Operations.  As collateral for its short positions, the Funds are required under the Investment Company Act of 1940 to maintain assets consisting of cash, cash equivalents or liquid securities equal to the market value of the securities sold short.  The amount of the collateral is required to be adjusted daily to reflect changes in the value of the securities sold short. TFS Market Neutral Fund engages in short selling as a principal investment strategy while the TFS Small Cap Fund does not. The TFS Small Cap Fund intends to limit its exposure to 5% of its net assets.

Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period.  Actual results could differ from those estimates.

Common expenses – Common expenses of the Trust are allocated between the Funds based on the relative net assets of each Fund or the nature of the services performed and the relative applicability to each Fund.

Federal income tax – It is each Fund’s policy to comply with the special provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies.  As provided therein, in any fiscal year in which a Fund so qualifies and distributes at least 90% of its taxable net income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed.  Accordingly, no provision for income taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Fund’s intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

The following information is computed on a tax basis for each item as of October 31, 2009:

	TFS Market Neutral Fund	TFS Small Cap Fund
Tax cost of portfolio investments and securities sold short	$254,338,279	$16,713,626
Gross unrealized appreciation	$116,118,131	$1,057,133
Gross unrealized depreciation	(87,256,307)	(1,277,183)
Net unrealized appreciation (depreciation)	28,861,824	(220,050)
Undistributed ordinary income	6,034,802	—
Capital loss carryforwards	—	(519,677)
Total accumulated earnings (deficit)	$34,896,626	$(739,727)

The difference between the federal income tax cost of portfolio of investments and securities sold short and the financial statement cost for the Funds is due to certain timing differences in the recognition of capital gains or losses under GAAP.  These “book/tax” differences are temporary in nature and are primarily due to the tax deferral of losses on wash sales.

TFS CAPITAL INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)

For the year ended October 31, 2009, the TFS Market Neutral Fund utilized capital loss carryforwards of $141,401 to offset current year realized gains.

As of October 31, 2009, the TFS Small Cap Fund had capital loss carryforwards for federal income tax purposes of $519,677.  These capital loss carryforwards, which may be utilized in future years to offset net realized capital gains, if any, prior to distribution to shareholders, which expire on the following dates:

Expires	TFS Small Cap Fund
June 30, 2016	$16,913
October 31, 2016	$87,298
October 31, 2017	$415,466

For the year ended October 31, 2009, the TFS Market Neutral Fund reclassified $13,332,617 of net investment loss against accumulated net realized gains from security transactions.  For the year ended October 31, 2009, the TFS Small Cap Fund reclassified $34,717 of net investment loss against paid-in capital.  These reclassifications are reflected on the Statements of Assets and Liabilities.  Such reclassifications, the result of permanent differences between the financial statement and income tax reporting requirements, have no effect on the Funds’ nets assets or net asset value per share.

The Funds recognize tax benefits or expenses of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities.  Management has reviewed the tax positions taken on Federal income tax returns for all open tax periods (June 30, 2006 through October 31, 2009) of each Fund and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements.

3.  Investment Transactions

During the year ended October 31, 2009, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments, U.S. government securities and short positions, amounted to $2,580,546,217 and $2,225,766,055, respectively, for the TFS Market Neutral Fund and $30,674,395 and $18,108,021, respectively, for the TFS Small Cap Fund.

4.  Transactions with Affiliates

INVESTMENT ADVISORY AGREEMENT
Each Fund’s investments are managed by the Adviser pursuant to the terms of an Investment Advisory Agreement. The TFS Market Neutral Fund pays the Adviser an investment advisory fee, computed and accrued daily and paid monthly, at an annual rate of 2.25% of its average daily net assets. The TFS Small Cap Fund pays the Adviser an investment advisory fee, computed and accrued daily and paid monthly, at an annual rate of 1.25% of its average daily net assets (the “Base Fee”), which may be increased or decreased by as much as 1.25% if the Fund outperforms or underperforms its benchmark by at least 2.50%. The term “benchmark,” when used for the TFS Small Cap Fund’s investment advisory fee discussion, means the performance of the Russell 2000 Index plus 2.50%. The performance fee adjustment is calculated monthly by comparing the TFS Small Cap Fund’s performance to that of the benchmark over the performance period. The applicable performance period is a rolling twelve month period whereby the most recent calendar month is substituted for the earliest month as time passes. The performance fee adjustment will be applied to the average net assets of the Fund over the performance period. The Base Fee withrespect to the Fund will be increased by one basis point (0.01%) for every two basis points (0.02%) of outperformance, to a maximum fee of 2.50% per annum. However, if the Fund underperforms its

TFS CAPITAL INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)

benchmark the fee will be decreased one basis point (0.01%) for every two basis points (0.02%) of underperformance, to a minimum fee of 0.00% per annum. The Adviser may receive the performance fee adjustment for periods during which the Fund has negative investment performance.  During the year ended October 31, 2009, investment advisory fees were increased $7,523 above the Base Fee pursuant to the performance fee adjustment.

The Adviser has contractually agreed to reduce its advisory fees and to absorb each Fund’s operating expenses (for the life of the Funds) to the extent necessary to limit each Fund’s aggregate annual ordinary operating expenses (which do not include brokerage costs, taxes, borrowing costs and extraordinary expenses) to 2.50% of the TFS Market Neutral Fund’s average daily net assets and 1.75% of the TFS Small Cap Fund’s average daily net assets.  For the TFS Small Cap Fund, the expense cap is calculated prior to the performance fee adjustment. Therefore, it is possible that the TFS Small Cap Fund’s annual ordinary operating expenses could exceed the 1.75% cap.   As a result of this agreement, during the year ended October 31, 2009, the Adviser reduced its investment advisory fees by $167,067 with respect to the TFS Market Neutral Fund, and waived all of its investment advisory fees of $75,734 and reimbursed $104,123 of other operating expenses with respect to the TFS Small Cap Fund.

Advisory fee reductions and expense reimbursements by the Adviser are subject to repayment by the respective Fund for a period of three years after such fees and expenses were incurred, provided that such repayments do not cause ordinary operating expenses to exceed the expense caps of 2.50% and 1.75%, respectively, for the TFS Market Neutral Fund and the TFS Small Cap Fund.  During the year ended October 31, 2009, the Adviser recouped $11,929 of previous fee reductions from the TFS Market Neutral Fund.  As of October 31, 2009, the Adviser may in the future recoup fee reductions and expense reimbursements totaling $533,727 and $468,998, respectively, from the TFS Market Neutral Fund and the TFS Small Cap Fund.  The Adviser may recapture these amounts no later than the dates as stated below:

	June 30, 2010	June 30, 2011	October 31, 2011	October 31, 2012
TFS Market Neutral Fund	$111,258	$194,726	$60,676	$167,067
TFS Small Cap Fund	$95,394	$142,256	$51,491	$179,857

The President of the Trust is also a Principal of the Adviser.

COMPLIANCE CONSULTING AGREEMENT
Under the terms of the Compliance Consulting Agreement, Drake Compliance, LLC (“Drake”) provides ongoing regulatory compliance consulting, monitoring and reporting services for the Trust. In addition, a principal of Drake serves as the Trust’s Chief Compliance Officer.  For these services, Drake receives $2,000 per month from each Fund.  In addition, each Fund reimburses certain out-of-pocket expenses incurred by Drake, if any, including, but not limited to, postage and supplies and travel expenses.

ADMINISTRATION AGREEMENT
Under the terms of an Administration Agreement, Ultimus Fund Solutions, LLC (“Ultimus”) supplies executive, administrative and regulatory services for the Funds.  Ultimus supervises the preparation of tax returns, reports to shareholders of the Funds, reports to and filings with the Securities and Exchange Commission (the “SEC”) and state securities commissions and materials for meetings of the Board of Trustees. For these services, each Fund pays Ultimus a monthly fee at an annual rate of 0.15% of its average daily net assets up to $50 million, 0.125% of such assets between $50 million and $100 million, 0.10% of such assets between $100 million and $250 million, 0.075% of such assets between $250 million and $500 million, and 0.05% of such assets in excess of $500 million, subject to a minimum monthly fee of $2,000. Certain officers of the Trust are also officers of Ultimus.

TFS CAPITAL INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)

ACCOUNTING SERVICES AGREEMENT
Under the terms of an Accounting Services Agreement, Ultimus calculates the daily net asset value per share and maintains the financial books and records of each Fund. For the performance of these services, the TFS Market Neutral Fund pays Ultimus a monthly base fee of $4,000 per month plus an asset based fee of 0.005% of average gross daily assets. In addition, the Fund pays $1 per portfolio trade in excess of 1,000 portfolio trades per month. For the performance of these services, the TFS Small Cap Fund pays Ultimus a base fee of $2,500 per month plus an asset based fee of 0.01% of the first $500 million of average daily net assets and 0.005% of such assets in excess of $500 million. In addition, each Fund reimburses certain out-of-pocket expenses incurred by Ultimus in obtaining valuations of the Funds’ portfolio securities.

TRANSFER AGENT AND SHAREHOLDER SERVICES AGREEMENT
Under the terms of a Transfer Agent and Shareholder Services Agreement, Ultimus maintains the records of each shareholder’s account, answers shareholders’ inquiries concerning their accounts, processes purchases and redemptions of each Fund’s shares, acts as dividend and distribution disbursing agent and performs other shareholder service functions. Each Fund pays Ultimus a monthly fee for these services at an annual rate of $15 to $24 per shareholder account, depending on the nature of the account, subject to a $1,500 minimum monthly fee.  Prior to September 1, 2009, each Fund paid Ultimus a monthly fee at an annual rate of $24 for all shareholder accounts, subject to a $1,500 minimum monthly fee. In addition, the Funds reimburse Ultimus for out-of-pocket expenses including, but not limited to, postage and supplies.

DISTRIBUTION AGREEMENT
The Trust has entered into a Distribution Agreement with Ultimus Fund Distributors, LLC (the “Distributor”), pursuant to which the Distributor provides distribution services and serves as the principal underwriter to each Fund.  The Distributor is a wholly-owned subsidiary of Ultimus.  The Distributor’s fees are paid by the Adviser.

5.  Borrowing Costs

During the year ended October 31, 2009, the TFS Market Neutral Fund and the TFS Small Cap Fund incurred $5,263 and $293 of borrowing costs, respectively. As of October 31, 2009, the Funds had no outstanding borrowings.  The average outstanding borrowings for the year ended October 31, 2009 for the TFS Market Neutral Fund include 283 days of $0 borrowings and 270 days of $0 borrowings for the TFS Small Cap Fund.  The average outstanding borrowing and average interest rate on borrowings during the year ended October 31, 2009 were as follows:

	Average Outstanding Borrowing	Average Interest Rate
TFS Market Neutral Fund	$530,114	1.10%
TFS Small Cap Fund	$12,958	1.58%

6.      Contingencies and Commitments

The Funds indemnify the Trust’s officers and Trustees for certain liabilities that might arise from their performance of their duties to the Funds. Additionally, in the normal course of business the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

TFS CAPITAL INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)

7.      Subsequent Events

The Funds are required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed as of the date of the Statements of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Funds are required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. In addition, GAAP requires the Funds to disclose the date through which subsequent events have been evaluated. Management has evaluated subsequent events through the issuance of these financial statements on December 23, 2009 and has noted no such events.

8.      Recent Accounting Pronouncement

In June 2009, the Financial Accounting Standards Board (“FASB”) issued SFAS No. 168, “The FASB Accounting Standards CodificationTM and the Hierarchy of Generally Accepted Accounting Principles – a replacement of FASB Statement No. 162” (“SFAS 168”).  SFAS 168 replaces SFAS No. 162, “The Hierarchy of Generally Accepted Accounting Principles” and establishes the “FASB Accounting Standards CodificationTM” (the “Codification”) as the source of authoritative accounting principles recognized by FASB to be applied by nongovernmental entities in the preparation of financial statements in conformity with GAAP. All guidance contained in the Codification carries an equal level of authority.  The Codification supersedes all then-existing non-SEC accounting and reporting standards.  All other non-grandfathered non-SEC accounting literature not included in the Codification have become non-authoritative. SFAS 168 is effective for financial statements issued for interim and annual periods ending after September 15, 2009 and therefore the Funds have adopted SFAS 168 with these financial statements.  Management has evaluated this new pronouncement and has determined that it did not have a material impact on the determination or reporting of these financial statements.

TFS CAPITAL INVESTMENT TRUST
REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of
TFS Capital Investment Trust

We have audited the accompanying statements of assets and liabilities, including the summary schedules of investments and schedule of securities sold short, of TFS Capital Investment Trust (the “Funds”), comprising TFS Market Neutral Fund and TFS Small Cap Fund, as of October 31, 2009, and the related statements of operations for the year then ended, and the statements of changes in net assets and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2009, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the portfolios constituting the TFS Capital Investment Trust as of October 31, 2009, the results of their operations for the year then ended, and the changes in their net assets and the financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Cincinnati, Ohio
December 23, 2009

TFS CAPITAL INVESTMENT TRUST
ABOUT YOUR FUNDS’ EXPENSES (Unaudited)

We believe it is important for you to understand the impact of costs on your investment.  As a shareholder of the Funds, you incur two types of costs:  (1) transaction costs, including redemption fees; and (2) ongoing costs, including management fees and other Fund expenses.  The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

A mutual fund’s ongoing costs are expressed as a percentage of its average net assets.  This figure is known as the expense ratio.  The ongoing costs reflected in the table are based on an investment of $1,000 made at the beginning of the most recent semi-annual period and held until the end of the period (May 1, 2009 through October 31, 2009).

The table below illustrates each Fund’s ongoing costs in two ways:

Actual fund return – This section helps you to estimate the actual expenses that you paid over the period.  The “Ending Account Value” shown is derived from each Fund’s actual return, and the third column shows the dollar amount of operating expenses that would have been paid by an investor who started with $1,000 in the Funds.  You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Funds under the heading “Expenses Paid During Period.”

Hypothetical 5% return – This section is intended to help you compare each Fund’s ongoing costs with those of other mutual funds.  It assumes that each Fund had an annual return of 5% before expenses during the period shown, but that the expense ratio is unchanged.  In this case, because the return used is not the Fund’s actual return, the results do not apply to your investment.  The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% return.  You can assess each Fund’s ongoing costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that expenses shown in the table are meant to highlight and help you compare ongoing costs only.  The Funds do not charge any sales loads. However, a redemption fee of 2% is applied on the sale of shares purchased within 180 days of the date of their purchase and does not apply to the redemption of shares acquired through reinvestment of dividends and other distributions. The calculations below assume no shares were bought or sold during the period.  Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

More information about each Fund’s expenses, including annualized expense ratios, can be found in this report.   For additional information on operating expenses and other shareholder costs, please refer to the Funds’ prospectus.

TFS CAPITAL INVESTMENT TRUST
ABOUT YOUR FUNDS’ EXPENSES (Unaudited) (Continued)

TFS Market Neutral Fund

	Beginning Account Value May 1, 2009	Ending Account Value Oct. 31, 2009	Expenses Paid During Period*
Based on Actual Fund Return	$1,000.00	$1,096.30	$26.26
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$1,000.15	$25.06

TFS Small Cap Fund

	Beginning Account Value May 1, 2009	Ending Account Value Oct. 31, 2009	Expenses Paid During Period*
Based on Actual Fund Return	$1,000.00	$1,255.70	$12.74
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$1,013.91	$11.37

*
Expenses are equal to the annualized expense ratio of 4.97% and 2.24%, respectively, for the TFS Market Neutral Fund and the TFS Small Cap Fund for the period, multiplied by the average account value over the period, multipled by 184/365 (to reflect the applicable period).

OTHER INFORMATION (Unaudited)

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge upon request by calling toll-free 1-888-534-2001, or on the SEC’s website at http://www.sec.gov.  Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is also available without charge upon request by calling toll-free 1-888-534-2001, or on the SEC’s website at http://www.sec.gov.

The Funds file a complete listing of portfolio holdings with the SEC as of the end of the first and third quarters of each fiscal year on Form N-Q.  The filings are available upon request, by calling 1-888-534-2001.  Furthermore, you may obtain copies of the filings on the SEC’s website at http://www.sec.gov.  The Funds’ Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

FEDERAL TAX INFORMATION (Unaudited)

In accordance with federal tax requirements, the following provides shareholders with information concerning distributions from ordinary income made by the Funds during the fiscal year ended October 31, 2009.  Certain dividends paid by the Funds may be subject to a maximum tax rate of 15%, as provided by the Jobs and Growth Tax Relief Reconciliation Act of 2003.  The TFS Market Neutral Fund and TFS Small Cap Fund intend to designate up to a maximum amount of $7,411,156 and $4,055, respectively, as taxed at a maximum rate of 15%.

TFS CAPITAL INVESTMENT TRUST
BOARD OF TRUSTEES AND OFFICERS (Unaudited)

Overall responsibility for management of the Trust rests with its Trustees.  The Trustees serve for terms of indefinite duration until death, resignation, retirement or removal from office.  The Trustees, in turn, elect the officers of the Trust to actively supervise the Trust’s day-to-day operations.  The officers have been elected for an annual term.  Certain officers of the Trust also may serve as Trustees.

The Trust is managed by the Trustees in accordance with the laws of the State of Ohio governing business trusts.  There are currently five Trustees, three of whom are not “interested persons” of the Trust within the meaning of that term under the Investment Company Act of 1940.

The Trustees and executive officers of the Trust, their addresses and their principal occupations during the past five (5) years are as follows:

Name, Address and Age	Length of Time Served	Position(s) Held with Trust	Principal Occupation(s) During Past 5 Years and Directorships of Public Companies**	Number of Portfolios in Fund Complex Overseen by Trustee
Interested Trustees:
*Larry S. Eiben 1800 Bayberry Court, Suite 103 Richmond, Virginia 23226 Year of Birth: 1972	Since January 2004	Trustee and President	Chief Operating Officer and Chief Compliance Officer of TFS Capital LLC.	2
*Thomas M. Frederick 121 Walnut Street, Suite 320 West Chester, Pennsylvania 19380 Year of Birth: 1972	Since June 2004	Trustee	Director of Business Development for TFS Capital LLC from July 2006 to present; Associate Director of Virginia Student Aid Foundation from February 2004 to July 2006.	2
Independent Trustees:
Merle C. Hazelton 1800 Bayberry Court, Suite 103 Richmond, Virginia 23226 Year of Birth: 1962	Since June 2004	Trustee	Capital Markets - Assistant Controller of Genworth Financial, Inc. from July 2007 to present; Investments – Assistant Controller of Genworth Financial, Inc. from May 2005 to July 2007; Treasury - Controller of Genworth Financial, Inc. (insurance/ financial services firm) from February 2002 to May 2005.	2
Mark J. Malone 1800 Bayberry Court, Suite 103 Richmond, Virginia 23226 Year of Birth: 1966	Since June 2004	Trustee	Director, Institutional Equities of Lazard Capital Markets from March 2008 to present; Managing Director of Institutional Sales of Morgan Keegan & Company, Inc. from April 2006 to March 2008; Director of Institutional Equities of Deutsche Bank Securities from June 1998 – May 2006.	2
Brian O’Connell 1800 Bayberry Court, Suite 103 Richmond, Virginia 23226 Year of Birth: 1959	Since June 2004	Trustee	Independent writer/author.	2

TFS CAPITAL INVESTMENT TRUST
BOARD OF TRUSTEES AND OFFICERS (Unaudited)
(Continued)

Name, Address and Age	Length of Time Served	Position(s) Held with Trust	Principal Occupation(s) During Past 5 Years
Executive Officers:
Robert G. Dorsey 225 Pictoria Drive, Suite 450 Cincinnati, Ohio 45246 Year of Birth: 1957	Since June 2004	Vice President	Managing Director of Ultimus Fund Solutions, LLC and Ultimus Fund Distributors, LLC.
Mark J. Seger 225 Pictoria Drive, Suite 450 Cincinnati, Ohio 45246 Year of Birth: 1962	Since June 2004	Treasurer	Managing Director of Ultimus Fund Solutions, LLC and Ultimus Fund Distributors, LLC.
John F. Splain 225 Pictoria Drive, Suite 450 Cincinnati, Ohio 45246 Year of Birth: 1956	Since June 2004	Secretary	Managing Director of Ultimus Fund Solutions, LLC and Ultimus Fund Distributors, LLC.
David D. Jones 719 Sawdust Road, Suite 113 The Woodlands, TX 77380 Year of Birth: 1958	Since December 2007	Chief Compliance Officer	Managing Member of Drake Compliance, LLC; Attorney, David Jones & Assoc., P.C. (a law firm).

*
Larry S. Eiben and Thomas M. Frederick, as affiliated persons of TFS Capital LLC, the Trust’s investment adviser, are considered “interested persons” of the Trust within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

**	None of the Trustees are directors of public companies.

Additional information about members of the Board of Trustees and executive officers is available in the Statement of Additional Information (“SAI”). To obtain a free copy of the SAI, please call 1-888-534-2001.

TFS CAPITAL INVESTMENT TRUST
APPROVAL OF INVESTMENT ADVISORY AGREEMENTS
(Unaudited)

The Board of Trustees, including the Independent Trustees voting separately, have reviewed and approved the continuance of the Investment Advisory Agreements with the Adviser for the TFS Market Neutral Fund and the TFS Small Cap Fund.  These approvals took place at an in-person meeting held on June 5, 2009, at which all of the Independent Trustees were present.

The Trustees were advised by independent counsel of their fiduciary obligations in approving the Investment Advisory Agreements and the Trustees requested such information from the Adviser as they deemed reasonably necessary to evaluate the terms of the Agreements and whether the Agreements continue to be in the best interests of the Funds and their shareholders.  The Trustees reviewed:  (i) the nature, extent and quality of the services provided by the Adviser; (ii) the investment performance of each Fund and the Adviser; (iii) the actual and projected costs of the services provided and the profits to be realized by the Adviser from its relationship with the Funds; and (iv) the extent to which economies of scale would be realized as the Funds grow and whether advisory fee levels reflect these economies of scale for the benefit of Fund shareholders.  The Trustees reviewed the background, qualifications, education and experience of the Adviser’s investment and operational personnel.  The Trustees also discussed and considered the quality of administrative and other services provided to the Trust, the Adviser’s compliance program, and the Adviser’s role in coordinating such services and programs.  The Independent Trustees were advised by experienced independent counsel throughout the process.  Prior to voting on the Investment Advisory Agreements, the Independent Trustees reviewed the Agreements with management and also met in a private session with counsel at which no representatives of the Adviser were present.

Below is a summary of the discussions and findings of the Trustees in regard to the approvals of the Investment Advisory Agreements.

(i)
The nature, extent, and quality of the services provided by the Adviser.  In this regard, the Independent Trustees reviewed the services being provided to the Funds by the Adviser.  They discussed the responsibilities of the Adviser under the Investment Advisory Agreements and the Adviser’s compensation under the Agreements.  The Independent Trustees reviewed the background and experience of the Adviser’s key investment and operating personnel.  They noted the Adviser’s recent decision to add four experienced professionals to its team, thereby strengthening the Adviser’s analytical, programming and trading operations.   The Independent Trustees considered the Adviser’s ongoing commitment to research and development.  They also considered the steps taken by the Adviser to retain its key employees.  After reviewing the foregoing information, the Independent Trustees concluded that the quality, extent and nature of the services provided by the Adviser were satisfactory for each Fund.

(ii)
The investment performance of the Funds and the Adviser.  In this regard, the Independent Trustees compared the performance of the TFS Market Neutral Fund with the performance of the S&P 500 Index (the “Index”), the Fund’s primary benchmark, over various periods.  The Independent Trustees noted that the TFS Market Neutral Fund outperformed the S&P 500 Index over both the one year period ended March 31, 2009 and for the period from the Fund’s inception until March 31, 2009, and it did so while experiencing substantially less volatility than the Index.  The Independent Trustees also considered comparative performance statistics of the universe of funds categorized by Morningstar as “long short” funds, which is the category to which the TFS Market Neutral Fund has been assigned.  The Independent Trustees noted that for the one year period ended March 31, 2009, the TFS Market Neutral Fund’s total return (-5.51%) was significantly better than the return of the average fund in the Morningstar “long short” category (-15.00%).  They also noted that the Fund has a 5-star Morningstar rating overall and for three years.  The Independent Trustees reviewed performanceinformation with respect to the Adviser’s other managed accounts with similar investment

TFS CAPITAL INVESTMENT TRUST
APPROVAL OF INVESTMENT ADVISORY AGREEMENTS
(Unaudited) (Continued)

objectives, which indicated that the TFS Market Neutral Fund had performed in line with or better than such other accounts for the one year period ended March 31, 2009.  They considered that, based on representations by the Adviser, those performance differences can be attributed mainly to the Fund being subject to stricter investment limitations and being managed more conservatively than such other accounts to achieve a less volatile return.  The Independent Trustees noted that the TFS Market Neutral Fund’s more conservative investment approach proved beneficial during the past year’s market volatility.  The Independent Trustees also considered the consistency of the Adviser’s management of the TFS Market Neutral Fund with the Fund’s investment objective and policies.  After reviewing the foregoing information, the Independent Trustees concluded that the investment performance of the TFS Market Neutral Fund has been above average.

The Independent Trustees reviewed the performance of the TFS Small Cap Fund and compared it to the performance of the Russell 2000 Index, the Fund’s primary benchmark, over various periods ended March 31, 2009.  It was noted by the Independent Trustees that the TFS Small Cap Fund outperformed the Russell 2000 Index over both the one year and since inception periods ended March 31, 2009.  The Independent Trustees also reviewed comparative performance statistics of the universe of funds categorized by Morningstar as “small cap blend” funds, which is the category to which the TFS Small Cap Fund has been assigned.  The Independent Trustees noted that for the one year period ended March 31, 2009, the TFS Small Cap Fund’s -32.87% return was significantly better than the performance of the average fund in the Morningstar small cap blend category (-39.08%) over the same period.  It was further noted that the TFS Small Cap Fund was in the top 5% of funds within the small cap blend category for both the one year and three year periods ended April 30, 2009.  The Independent Trustees noted that the TFS Small Cap Fund has a 5-star Morningstar rating overall and for three years.  They also reviewed performance information with respect to the Adviser’s other managed accounts but concluded that none of these other accounts provided a good comparison due to differences in investment objectives.  The Independent Trustees considered the consistency of the Adviser’s management of the TFS Small Cap Fund with the Fund’s investment objective and policies.  The Independent Trustees concluded that the investment performance of the TFS Small Cap Fund has been above average.

(iii)
The costs of the services to be provided and profits to be realized by the Adviser from its relationship with the Funds.  In this regard, the Independent Trustees considered the Adviser’s staffing, personnel and operations; the financial condition of the Adviser and the level of commitment to the Funds by the principals of the Adviser; the asset levels of each Fund; and the overall expenses of each Fund.  The Independent Trustees reviewed the rate of the advisory fees paid by the Funds under the Investment Advisory Agreements and compared them to average advisory fee ratios of similar mutual funds compiled from statistics reported by Morningstar.  They also compared the total operating expense ratios of the Funds with average expense ratios of representative funds, focusing on other funds included in their respective Morningstar categories.  It was noted by the Independent Trustees that the TFS Market Neutral Fund’s advisory fee of 2.25% and its overall expense ratio of 2.49% (which excludes dividend expenses, borrowing costs and brokerage expenses on securities sold short) were each higher than the average advisory fee (1.18%) and average expense ratio (2.10%) for Morningstar’s “long short” fund category.  The Independent Trustees performed a similar comparison for the TFS Small Cap Fund, finding that the Fund’s advisory fee of 0.37% (adjusted based on the performance fee) and its overall expense ratio of 0.87% were each significantly lower than the average advisory fee (0.77%) and average expense ratio (1.41%) for Morningstar’s “small cap blend” fund category.  The Independent Trustees noted that, with respect to the TFS Small Cap Fund, the results of this type of comparison may differ significantly each year due to the

TFS CAPITAL INVESTMENT TRUST
APPROVAL OF INVESTMENT ADVISORY AGREEMENTS
(Unaudited) (Continued)

performance fee adjustment.  The Independent Trustees further noted that during periods of underperformance the TFS Small Cap Fund’s advisory fee and overall expense ratio will likely be significantly less than the averages for its peer group and during periods of outperformance the TFS Small Cap Fund’s advisory fee and overall expense ratio will likely be significantly more than the averages for its peer group.  The Independent Trustees also considered the Adviser’s analysis of its revenues and expenses with respect to its services provided to each Fund for periods ended March 31, 2009.  It was noted by the Independent Trustees that the Adviser has reduced its advisory fees from the TFS Market Neutral Fund in order to maintain the 2.50% operating expense cap.  The Independent Trustees noted that, despite the advisory fee reductions, the Adviser’s overall revenue and profits from managing the TFS Market Neutral Fund has increased significantly from prior years.  The Independent Trustees considered the profitability of the Adviser and noted the costs associated with managing the Funds, research and development expenditures and retaining their investment professionals and hiring new personnel.  The Independent Trustees also reviewed the revenue and expense information with respect to the TFS Small Cap Fund and it was noted that the Adviser has yet to recognize any profits with respect to its services to the Fund and, in fact, has yet to collect any advisory fees.  The Independent Trustees noted that not only has the Adviser not collected any of its advisory fees since the inception of the TFS Small Cap Fund, it has also reimbursed a significant amount of other operating expenses of such Fund.  The Independent Trustees reviewed the balance sheet of the Adviser as of March 31, 2009 and concluded that the Adviser has the necessary financial resources to serve as the Funds’ investment adviser.  The Independent Trustees considered the “fallout benefits” to the Adviser, including the additional exposure the Adviser has received as a result of managing the Funds.  After a full discussion and consideration of the foregoing, the Independent Trustees concluded that the fees paid by each Fund to the Adviser are reasonable.

(iv)
The extent to which economies of scale would be realized as a Fund grows and whether advisory fee levels reflect these economies of scale for the benefits of a Fund’s investors.  The Independent Trustees considered the current net assets for each Fund as well as the expense cap arrangements between the Trust and the Adviser.  The Independent Trustees noted that the TFS Market Neutral Fund has grown its assets to the point where the Adviser is close to collecting its full advisory fee from such Fund and, with respect to the TFS Small Cap Fund, the Adviser has not collected any of its advisory fees and continues to reimburse other expenses in order to limit such Fund’s overall expenses.  The Independent Trustees concluded that, at the TFS Small Cap Fund’s current asset level, it would not be relevant to consider the extent to which economies of scale are being realized.  The Independent Trustees noted that, as a result of the significant growth of assets in the TFS Market Neutral Fund, the extent to which economies of scale are being realized by shareholders should be considered.  The Independent Trustees considered the Adviser’s past fee reductions and expense reimbursements, the Adviser’s ongoing commitment to hiring and maintaining top quality investment professionals and the Adviser’s continued investment in research and development.  The Independent Trustees determined that it is not necessary or appropriate to introduce fee breakpoints at the present time for either Fund.  The Independent Trustees noted, however, that to the extent that the TFS Market Neutral Fund continues to grow in assets, it may become necessary for the Adviser to consider adding fee breakpoints to such Fund’s Investment Advisory Agreement.

In conclusion, the Trustees did not identify any single factor as all-important or controlling in their determination to approve the Investment Advisory Agreements.  The Trustees, including all of the Independent Trustees, concluded that the terms of each Investment Advisory Agreement were fair and reasonable, that the Adviser’s fees were reasonable in light of the services provided to the Funds and the benefits received by the Adviser, and that continuance of the Investment Advisory Agreements is in the best interests of each Fund and its shareholders.

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Item 2.	Code of Ethics.

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.  Pursuant to Item 12(a)(1), a copy of registrant’s code of ethics is filed as an exhibit to this Form N-CSR.  During the period covered by this report, the code of ethics has not been amended, and the registrant has not granted any waivers, including implicit waivers, from the provisions of the code of ethics.

Item 3.	Audit Committee Financial Expert.

The registrant’s board of trustees has determined that the registrant has at least one audit committee financial expert serving on its audit committee.  The name of the audit committee financial expert is Merle C. Hazelton.  Mr. Hazelton is “independent” for purposes of this Item.

Item 4.	Principal Accountant Fees and Services.

(a)
Audit Fees.  The aggregate fees billed for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or for services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements were $35,500 and $27,000 with respect to the registrant’s fiscal periods ended October 31, 2009 and 2008, respectively.

(b)
Audit-Related Fees.  No fees were billed in either of the last two fiscal periods for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item.

(c)
Tax Fees.  The aggregate fees billed for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were $4,900 and 4,650 with respect to the registrant’s fiscal periods ended October 31, 2009 and 2008, respectively.  The services comprising these fees are the preparation of the registrant’s federal income and excise tax returns.

(d)
All Other Fees.  No fees were billed in either of the last two fiscal periods for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item.

(e)(1)	The audit committee has not adopted pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

(e)(2)	None of the services described in paragraph (b) through (d) of this Item were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)
Less than 50% of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g)
With respect to the fiscal periods ended October 31, 2009 and 2008, aggregate non-audit fees of $4,900 and $4,650, respectively, were billed by the registrant’s principal accountant for services rendered to the registrant.  No non-audit fees were billed in either of the last two fiscal periods by the registrant’s principal accountant for services rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

(h)
The principal accountant has not provided any non-audit services to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant.

Item 5.	Audit Committee of Listed Registrants.

Not applicable

Item 6.	Schedule of Investments.

(a)	See Schedule I (Investment in securities of unaffiliated issuers)

(b)	Not applicable

SCHEDULE I

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS
October 31, 2009

COMMON STOCKS - 85.1%	Shares	Value
Consumer Discretionary - 10.5%
Auto Components - 1.4%
American Axle & Manufacturing Holdings, Inc.	3,400	$20,366
ArvinMeritor, Inc.	56,000	437,360
China Automotive Systems, Inc. (a)	32,550	337,218
Cooper Tire & Rubber Company (b)	110,300	1,683,178
Dana Holding Corporation (a) (b)	249,966	1,414,808
Drew Industries, Inc. (a)	200	3,828
Federal-Mogul Corporation (a)	9,200	102,580
Fuel Systems Solutions, Inc. (a)	4,900	160,426
Goodyear Tire & Rubber Company (The) (a)	300	3,864
Hawk Corporation - Class A (a)	600	8,352
Modine Manufacturing Company (b)	95,805	986,791
Raser Technologies, Inc. (a)	47,085	55,560
SORL Auto Parts, Inc. (a)	1,300	8,229
Standard Motor Products, Inc.	23,296	194,755
Stoneridge, Inc. (a)	4,300	31,605
Tenneco, Inc. (a) (b)	136,333	1,856,855
Tongxin International Ltd. (a)	500	4,445
TRW Automotive Holdings Corporation (a)	500	7,825
WABCO Holdings, Inc. (b)	83,236	1,974,358
Westport Innovations, Inc. (a)	1,700	16,626
Wonder Auto Technology, Inc. (a) (b)	144,418	1,868,769
		11,177,798
Automobiles - 0.0%
Winnebago Industries, Inc. (a)	900	10,350

Distributors - 0.0%
Audiovox Corporation (a)	3,518	22,726

Diversified Consumer Services - 0.4%
American Public Education, Inc. (a)	200	6,380
Coinstar, Inc. (a)	9,300	295,182
Corinthian Colleges, Inc. (a) (b)	87,191	1,382,849
Grand Canyon Education, Inc. (a)	6,500	105,430
Hillenbrand, Inc. (b)	74,093	1,480,378
Service Corporation International	200	1,374
Universal Technical Institute, Inc. (a)	400	7,196
		3,278,789
Hotels, Restaurants & Leisure - 1.8%
Ameristar Casinos, Inc.	1,400	20,608
Bally Technologies, Inc. (a)	16,600	653,874
Carrols Restaurant Group, Inc. (a)	16,772	108,850
CEC Entertainment, Inc. (a)	200	5,842
Chipotle Mexican Grill, Inc. - Class A (a)	24,962	2,034,154
Cracker Barrel Old Country Store, Inc.	300	9,945
Denny's Corporation (a)	149,400	328,680
DineEquity, Inc. (a)	23,620	499,799
Einstein Noah Restaurant Group, Inc. (a)	11,511	149,873
Frisch's Restaurants, Inc.	2,078	48,729

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 85.1% (Continued)	Shares	Value
Consumer Discretionary - 10.5% (Continued)
Hotels, Restaurants & Leisure - 1.8% (Continued)
International Speedway Corporation - Class A	35,838	$914,227
Isle of Capri Casinos, Inc. (a)	1,000	7,750
Jack in the Box, Inc. (a)	17,300	324,548
Landry's Restaurants, Inc. (a)	7,643	83,309
McCormick & Schmick's Seafood Restaurants, Inc. (a)	900	5,418
Monarch Casino & Resort, Inc. (a)	100	694
Multimedia Games, Inc. (a)	20,015	98,274
Orient-Express Hotels Ltd. - Class A (a)	400	3,440
Papa John's International, Inc. (a) (b)	74,569	1,677,803
Penn National Gaming, Inc. (a)	13,800	346,794
Red Robin Gourmet Burgers, Inc. (a)	300	5,013
Royal Caribbean Cruises Ltd. (a)	900	18,207
Shuffle Master, Inc. (a)	1,500	11,715
Speedway Motorsports, Inc.	800	10,832
Starbucks Corporation (a)	100	1,898
Starwood Hotels & Resorts Worldwide, Inc.	300	8,718
Wendy's/Arby's Group, Inc. - Class A (b)	1,141,394	4,508,506
WMS Industries, Inc. (a)	300	11,994
Wyndham Worldwide Corporation (b)	181,300	3,091,165
		14,990,659
Household Durables - 1.1%
American Greetings Corporation - Class A	53,500	1,088,190
D.R. Horton, Inc.	87,700	961,192
Furniture Brands International, Inc. (a)	87,779	373,061
Garmin Ltd.	300	9,078
Helen of Troy Ltd. (a)	33,457	764,158
Hovnanian Enterprises, Inc. - Class A (a)	70,744	276,609
Jarden Corporation (b)	71,900	1,969,341
La-Z-Boy, Inc.	800	5,680
Lennar Corporation - Class A	28,000	352,800
Lennar Corporation - Class B	1,500	14,505
Pulte Homes, Inc.	37,600	338,776
Ryland Group, Inc. (The)	300	5,565
Standard Pacific Corporation (a) (b)	408,298	1,224,894
Toll Brothers, Inc. (a)	21,800	377,576
Tupperware Corporation	26,400	1,188,528
		8,949,953
Internet & Catalog Retail - 0.2%
Expedia, Inc. (a)	300	6,801
Gaiam, Inc. - Class A (a)	2,200	14,366
HSN, Inc. (a)	55,666	831,650
Liberty Media Corporation - Interactive (a)	1,100	12,474
NutriSystem, Inc.	21,340	459,237
Overstock.com, Inc. (a)	2,400	33,600
Ticketmaster Entertainment, Inc. (a)	23,740	229,091
		1,587,219
Leisure Equipment & Products - 0.2%
Brunswick Corporation	63,000	597,240
Hasbro, Inc.	300	8,181

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 85.1% (Continued)	Shares	Value
Consumer Discretionary - 10.5% (Continued)
Leisure Equipment & Products - 0.2% (Continued)
JAKKS Pacific, Inc. (a)	1,500	$21,345
Pool Corporation	26,600	520,828
RC2 Corporation (a)	28,490	372,080
Steinway Musical Instruments, Inc. (a)	100	1,172
		1,520,846
Media - 2.2%
A.H. Belo Corporation - Class A	48,100	226,070
Arbitron, Inc.	100	2,168
Carmike Cinemas, Inc. (a)	4,585	45,071
CBS Corporation - Class A	800	9,440
CBS Corporation - Class B	500	5,885
Clear Channel Outdoor Holdings, Inc. (a)	1,800	12,276
CTC Media, Inc. (a) (b)	182,481	2,934,294
DISH Network Corporation - Class A (a)	53,300	927,420
Dolan Media Company (a)	25,400	303,276
DreamWorks Animation SKG, Inc. - Class A (a) (b)	45,202	1,446,464
E.W. Scripps Company (The) - Class A (a)	5,900	37,524
Entercom Communications Corporation (a)	3,800	26,904
Fisher Communications, Inc. (a)	1,200	23,388
Gannett Company, Inc.	2,800	27,496
Harte-Hanks, Inc.	45,519	534,393
Interactive Data Corporation (b)	74,612	1,962,296
Knology, Inc. (a)	3,700	37,185
Liberty Media Corporation - Capital - Series A (a) (b)	78,609	1,626,420
Lions Gate Entertainment Corporation (a)	1,400	7,266
Live Nation, Inc. (a) (b)	233,737	1,556,688
LodgeNet Interactive Corporation (a)	89,404	433,609
Marvel Entertainment, Inc. (a)	300	14,991
McClatchy Company - Class A	111,400	314,148
MDC Partners, Inc. (a)	2,200	17,930
Mediacom Communications Corporation (a)	29,200	139,576
New York Times Company (The) - Class A	34,400	274,168
RCN Corporation (a)	300	2,502
Regal Entertainment Group	6,100	76,921
SIRIUS XM Radio, Inc. (a)	9,043,595	5,299,547
Valassis Communications, Inc. (a)	1,600	29,168
Virgin Media, Inc.	800	11,176
		18,365,660
Multi-Line Retail - 0.1%
Bon-Ton Stores, Inc. (The)	1,000	9,250
Dillard's, Inc.	66,528	906,111
Macy's, Inc.	300	5,271
Retail Ventures, Inc. (a)	30,053	192,640
		1,113,272
Specialty Retail - 1.3%
A.C. Moore Arts & Crafts, Inc. (a)	1,100	5,258
American Eagle Outfitters, Inc.	147,700	2,583,273
bebe stores, Inc.	400	2,504
Big 5 Sporting Goods Corporation	300	4,425

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 85.1% (Continued)	Shares	Value
Consumer Discretionary - 10.5% (Continued)
Specialty Retail - 1.3% (Continued)
Books-A-Million, Inc.	5,600	$48,496
CarMax, Inc. (a)	100	1,967
Cato Corporation (The) - Class A	100	1,971
Charming Shoppes, Inc. (a)	1,100	4,983
Coldwater Creek, Inc. (a)	800	4,600
Conn's, Inc. (a)	2,800	17,668
Destination Maternity Corporation (a)	1,394	27,950
Dress Barn, Inc. (a)	8,000	144,400
DSW, Inc. - Class A (a)	6,000	115,200
Finish Line, Inc. (The) - Class A	1,600	16,224
Gap, Inc. (The)	300	6,402
Genesco, Inc. (a)	500	13,035
Guess?, Inc.	200	7,310
Gymboree Corporation (The) (a)	6,300	268,191
Haverty Furniture Companies, Inc. (a)	300	3,633
Hot Topic, Inc. (a)	25,100	193,270
Jo-Ann Stores, Inc. (a)	300	7,986
Lithia Motors, Inc. (a)	1,100	9,174
Lumber Liquidators, Inc. (a)	200	4,250
MarineMax, Inc. (a)	42,800	291,468
Midas, Inc. (a)	1,900	15,314
Monro Muffler Brake, Inc.	300	9,297
New York & Company, Inc. (a)	53,800	236,720
Office Depot, Inc. (a)	4,100	24,805
OfficeMax, Inc. (a)	194,604	2,224,324
Pacific Sunwear of California, Inc. (a)	5,500	33,220
Pep Boys - Manny, Moe & Jack	39,669	347,897
Rent-A-Center, Inc. (a)	2,900	53,244
Rex Stores Corporation (a)	600	7,410
Select Comfort Corporation (a)	2,100	11,487
Shoe Carnival, Inc. (a)	700	10,507
Signet Jewelers Ltd. (a) (b)	66,315	1,671,801
Sonic Automotive, Inc. - Class A	300	2,682
Stein Mart, Inc. (a)	85,154	808,963
Systemax, Inc. (a)	300	4,044
Tiffany & Company	300	11,787
TravelCenters of America LLC (a)	700	3,955
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	95,299	1,442,827
West Marine, Inc. (a)	13,480	102,717
Williams-Sonoma, Inc.	19,200	360,576
Zumiez, Inc. (a)	500	6,735
		11,173,950
Textiles, Apparel & Luxury Goods - 1.8%
Carter's, Inc. (a) (b)	51,760	1,221,536
CROCS, Inc. (a)	96,100	584,288
Fossil, Inc. (a) (b)	57,927	1,548,389
Gildan Activewear, Inc. - Class A (a)	500	8,865
Jones Apparel Group, Inc. (b)	174,300	3,118,227
Kenneth Cole Productions, Inc.	100	951

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 85.1% (Continued)	Shares	Value
Consumer Discretionary - 10.5% (Continued)
Textiles, Apparel & Luxury Goods - 1.8% (Continued)
K-Swiss, Inc. - Class A	200	$1,632
Liz Claiborne, Inc.	131,429	754,402
Maidenform Brands, Inc. (a)	19,300	271,744
Oxford Industries, Inc.	1,600	30,960
Perry Ellis International, Inc. (a)	8,718	119,175
Phillips-Van Heusen Corporation	33,921	1,361,928
Quiksilver, Inc. (a) (b)	648,300	1,290,117
Skechers U.S.A., Inc. - Class A (a)	45,851	1,000,469
Steven Madden Ltd. (a)	10,090	408,645
UniFirst Corporation	30,273	1,274,493
Volcom, Inc. (a)	1,200	19,932
Warnaco Group, Inc. (The) (a)	23,900	968,667
Weyco Group, Inc.	400	8,920
Wolverine World Wide, Inc.	25,175	643,977
		14,637,317
Consumer Staples - 3.0%
Beverages - 0.1%
Coca-Cola Bottling Company Consolidated	1,391	62,470
Cott Corporation (a)	21,900	173,010
Hansen Natural Corporation (a)	14,900	538,635
		774,115
Food & Staples Retailing - 1.1%
Andersons, Inc. (The)	28,894	896,581
BJ's Wholesale Club, Inc. (a)	13,700	479,911
Great Atlantic & Pacific Tea Company, Inc. (The) (a)	3,100	30,721
Nash Finch Company	200	5,796
Pantry, Inc. (a)	800	11,288
PriceSmart, Inc. (b)	81,210	1,567,353
Rite Aid Corporation (a)	1,556,304	2,007,632
Spartan Stores, Inc.	1,900	26,904
SUPERVALU, Inc. (b)	273,600	4,342,032
Susser Holdings Corporation (a)	6,102	72,553
Whole Foods Market, Inc. (a)	300	9,618
		9,450,389
Food Products - 1.1%
AgFeed Industries, Inc. (a)	28,773	126,889
Alico, Inc.	600	17,448
American Dairy, Inc. (a)	500	14,470
B&G Foods, Inc.	50,200	392,062
Chiquita Brands International, Inc. (a)	1,300	21,047
Corn Products International, Inc.	70,237	1,979,279
Cosan Ltd. - Class A (a)	15,100	100,566
Darling International, Inc. (a)	81,672	567,620
Del Monte Foods Company (b)	229,121	2,474,507
Fresh Del Monte Produce, Inc. (a) (b)	88,728	1,926,285
Griffin Land & Nurseries, Inc.	2,100	62,349
Hain Celestial Group, Inc. (The) (a)	25,560	448,322
Reddy Ice Holdings, Inc (a)	40,950	161,752
Sanderson Farms, Inc. (b)	25,200	922,068

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 85.1% (Continued)	Shares	Value
Consumer Staples - 3.0% (Continued)
Food Products - 1.1% (Continued)
Sara Lee Corporation	500	$5,645
Smart Balance, Inc. (a)	1,400	7,392
Treehouse Foods, Inc. (a)	100	3,740
Zhongpin, Inc. (a)	1,000	13,310
		9,244,751
Household Products - 0.0%
Church & Dwight Company, Inc.	5,500	312,840
Oil-Dri Corporation of America (b)	500	7,645
WD-40 Company	100	3,149
		323,634
Personal Products - 0.7%
Bare Escentuals, Inc. (a) (b)	154,641	1,953,116
China Sky One Medical, Inc. (a)	300	3,561
Female Health Company (The) (a)	8,538	39,531
Herbalife Ltd.	19,192	645,811
Inter Parfums, Inc.	1,900	23,332
Medifast, Inc. (a)	28,893	636,224
Nu Skin Enterprises, Inc. - Class A	29,831	678,953
Prestige Brands Holdings, Inc. (a) (b)	208,035	1,406,317
Schiff Nutrition International, Inc.	1,600	9,232
Tiens Biotech Group (USA), Inc. (a)	8,200	33,128
		5,429,205
Tobacco - 0.0%
Universal Corporation	100	4,159

Energy - 4.9%
Energy Equipment & Services - 1.6%
Atwood Oceanics, Inc. (a)	300	10,647
BJ Services Company	700	13,440
Cal Dive International, Inc. (a) (b)	209,015	1,605,235
Cameron International Corporation (a)	100	3,697
Carbo Ceramics, Inc.	100	5,839
Complete Production Services, Inc. (a) (b)	243,930	2,324,653
Dril-Quip, Inc. (a)	200	9,718
ENGlobal Corporation (a)	23,008	67,874
ENSCO International, Inc.	100	4,579
Exterran Holdings, Inc. (a)	1,000	20,430
Exterran Partners, L.P.	400	7,652
FMC Technologies, Inc. (a)	100	5,260
Geokinetics, Inc. (a)	10,848	174,436
Global Industries Ltd. (a)	4,200	30,618
Gulf Island Fabrication, Inc.	1,500	28,680
Helix Energy Solutions Group, Inc. (a)	1,100	15,103
Hercules Offshore, Inc. (a)	55,900	286,767
Hornbeck Offshore Services, Inc. (a)	800	19,448
ION Geophysical Corporation (a) (b)	421,692	1,615,080
Key Energy Services, Inc. (a)	700	5,117
Lufkin Industries, Inc.	400	22,820

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 85.1% (Continued)	Shares	Value
Energy - 4.9% (Continued)
Energy Equipment & Services - 1.6% (Continued)
Matrix Service Company (a)	25,500	$226,185
Nabors Industries Ltd. (a)	200	4,166
NATCO Group, Inc. - Class A (a)	400	17,432
National Oilwell Varco, Inc. (a)	100	4,099
Natural Gas Services Group, Inc. (a)	28,490	480,626
Oceaneering International, Inc. (a) (b)	26,106	1,334,017
Oil States International, Inc. (a) (b)	40,200	1,384,488
OYO Geospace Corporation (a)	1,100	28,875
Parker Drilling Company (a)	15,000	78,000
Patterson-UTI Energy, Inc.	300	4,674
PHI, Inc. (a)	1,600	27,488
Pioneer Drilling Company (a)	76,490	511,718
Precision Drilling Trust	26,700	174,885
Pride International, Inc. (a)	500	14,780
Rowan Companies, Inc.	38,700	899,775
Smith International, Inc.	300	8,319
Superior Energy Services, Inc. (a)	1,000	21,610
T-3 Energy Services, Inc. (a)	11,581	231,852
Tesco Corporation (a)	200	1,736
TETRA Technologies, Inc. (a)	84,354	797,989
Union Drilling, Inc. (a)	55,446	423,607
Willbros Group, Inc. (a)	1,000	13,140
		12,966,554
Oil, Gas & Consumable Fuels - 3.3%
Advantage Oil & Gas Ltd.	13,100	80,696
Alon USA Energy, Inc.	70,923	595,753
Approach Resources, Inc. (a)	67,874	526,702
Arch Coal, Inc.	700	15,162
Atlas Energy, Inc.	600	15,708
Atlas Pipeline Partners, L.P.	17,963	126,100
ATP Oil & Gas Corporation (a)	18,300	316,773
Baytex Energy Trust	200	4,892
Berry Petroleum Company - Class A	400	10,144
BPZ Resources, Inc. (a)	4,300	27,090
Breitburn Energy Partners, L.P.	3,200	36,576
Calumet Specialty Products Partners, L.P.	300	4,776
Capital Product Partners, L.P.	700	6,440
Chesapeake Energy Corporation	300	7,350
Concho Resources, Inc. (a) (b)	39,557	1,507,517
Contango Oil & Gas Company (a)	800	38,120
Continental Resources, Inc. (a)	200	7,442
CVR Energy, Inc. (a) (b)	196,243	2,064,476
Delek US Holdings, Inc.	62,327	420,707
DHT Maritime, Inc.	151,457	517,983
Eagle Rock Energy Partners, L.P.	3,800	18,012
Encore Energy Partners, L.P.	300	5,400
EV Energy Partners, L.P.	100	2,508
EXCO Resources, Inc.	1,400	21,868
Frontier Oil Corporation	32,600	451,836

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 85.1% (Continued)	Shares	Value
Energy - 4.9% (Continued)
Oil, Gas & Consumable Fuels - 3.3% (Continued)
General Maritime Corporation	49,633	$341,972
GeoResources, Inc. (a)	2,600	28,834
GMX Resources, Inc. (a)	10,000	127,300
Golar LNG Ltd.	1,700	20,502
Gran Tierra Energy, Inc. (a) (b)	273,341	1,301,103
Gulfport Energy Corporation (a) (b)	182,829	1,394,985
Harvest Energy Trust	8,800	80,080
Harvest Natural Resources, Inc. (a)	1,300	7,137
Holly Corporation (b)	48,887	1,418,212
International Coal Group, Inc. (a)	47,600	194,684
Interoil Corporation (a)	200	9,116
Knightsbridge Tankers Ltd.	8,200	103,648
Mariner Energy, Inc. (a)	300	3,822
MarkWest Energy Partners, L.P.	500	12,005
McMoRan Exploration Company (a)	202,100	1,554,149
MV Oil Trust	500	9,375
Northern Oil and Gas, Inc. (a)	1,200	10,944
Oilsands Quest, Inc. (a)	109,000	130,800
ONEOK Partners, L.P.	1,700	92,480
OSG America, L.P.	2,500	25,475
Overseas Shipholding Group, Inc.	9,800	384,650
Panhandle Oil & Gas, Inc.	300	5,898
Patriot Coal Corporation (a)	32,400	366,120
Pengrowth Energy Trust	76,800	706,560
Penn Virginia GP Holdings, L.P.	1,500	19,485
Penn Virginia Resource Partners, L.P.	400	7,344
Penn West Energy Trust	700	11,515
Permian Basin Royalty Trust	300	3,864
Petroleum Development Corporation (a) (b)	116,888	1,952,030
PetroQuest Energy, Inc. (a)	16,400	100,532
Pioneer Natural Resources Company	300	12,333
Provident Energy Trust	19,600	120,932
Quicksilver Gas Services, L.P.	700	12,740
Quicksilver Resources, Inc. (a) (b)	193,100	2,355,820
Regency Energy Partners, L.P.	600	11,742
Rex Energy Corporation (a)	3,100	25,079
Rosetta Resources, Inc. (a)	23,600	319,308
Ship Finance International Ltd.	900	10,233
Southern Union Company (b)	84,336	1,650,456
St. Mary Land & Exploration Company	400	13,640
StealthGas, Inc.	3,000	19,260
Targa Resources Partners L.P.	200	3,962
Teekay Corporation	7,307	151,620
Teekay Offshore Partners, L.P.	600	9,762
Teekay Tankers Ltd. - Class A	96,398	780,824
Tesoro Corporation	2,409	34,063
Tsakos Energy Navigation Ltd.	1,100	17,072
USEC, Inc. (a) (b)	398,359	1,537,666
VAALCO Energy, Inc. (b)	293,705	1,251,183

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 85.1% (Continued)	Shares	Value
Energy - 4.9% (Continued)
Oil, Gas & Consumable Fuels - 3.3% (Continued)
Valero Energy Corporation	300	$5,430
Vanguard Natural Resources, LLC (a)	300	5,364
Warren Resources, Inc. (a)	29,400	63,504
Western Refining, Inc. (a)	292,290	1,639,747
Whiting Petroleum Corporation (a)	400	22,560
Whiting USA Trust I	1,400	24,094
Williams Partners, L.P.	400	10,200
		27,363,246
Financials - 11.7%
Capital Markets - 1.8%
AllianceBernstein Holding L.P.	16,800	453,264
American Capital Ltd. (a)	597,064	1,600,132
Ameriprise Financial, Inc.	400	13,868
Apollo Investment Corporation (b)	139,805	1,258,245
Ares Capital Corporation (b)	258,849	2,702,384
BGC Partners, Inc. - Class A	2,300	11,109
BlackRock Kelso Capital Corporation	6,510	47,588
Blackstone Group L.P. (The)	56,000	751,520
Broadpoint Gleacher Securities Group, Inc. (a)	206,081	1,312,736
Calamos Asset Management, Inc. - Class A	13,200	139,920
Capital Southwest Corporation	300	22,278
Duff & Phelps Corporation	14,050	241,519
E*TRADE Financial Corporation (a) (b)	1,615,000	2,357,900
Evercore Partners, Inc. - Class A	300	9,792
FBR Capital Markets Corporation (a)	69,372	423,169
Fifth Street Finance Corporation	42,672	419,466
Fortress Investment Group, LLC (a)	292,371	1,225,034
GFI Group, Inc.	87,949	452,937
Gladstone Capital Corporation	6,689	54,917
Gladstone Investment Corporation	1,900	9,595
Janus Capital Group, Inc.	1,400	18,368
Jefferies Group, Inc. (a)	100	2,610
JMP Group, Inc.	300	2,526
KBW, Inc. (a)	16,904	473,312
Kohlberg Capital Corporation	400	2,124
MCG Capital Corporation (a)	106,459	424,771
Och-Ziff Capital Management Group, LLC	200	2,426
PennantPark Investment Corporation	32,893	254,263
Penson Worldwide, Inc. (a)	500	4,875
Rodman & Renshaw Capital Group, Inc. (a)	55,886	239,192
Safeguard Scientifics, Inc. (a)	12,067	117,533
Sanders Morris Harris Group, Inc.	8,460	49,153
Stifel Financial Corporation (a)	100	5,196
UBS AG - Regular Shares (a)	300	4,977
		15,108,699
Commercial Banks - 2.7%
1st Source Corporation	1,600	23,712
Associated Banc-Corp	700	8,967
Auburn National Bancorporation, Inc.	300	5,868

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 85.1% (Continued)	Shares	Value
Financials - 11.7% (Continued)
Commercial Banks - 2.7% (Continued)
BancFirst Corporation	1,100	$39,721
Banco Latinoamericano de Comercio Exterior, S.A. - Class E - ADR	16,200	228,582
Bancorp Rhode Island, Inc.	200	5,104
Bancorp, Inc. (The) (a)	2,100	10,710
Bank of the Ozarks, Inc.	100	2,275
BOK Financial Corporation (b)	26,750	1,149,448
Boston Private Financial Holdings, Inc. (b)	420,008	2,499,048
Capital City Bank Group, Inc.	2,600	30,524
CapitalSource, Inc. (b)	991,510	3,529,776
Cathay General Bancorp (b)	122,105	1,078,187
CenterState Banks of Florida, Inc.	1,200	9,036
Chemical Financial Corporation	900	19,755
City Holding Company	500	15,285
CoBiz, Inc.	16,691	79,616
Comerica, Inc.	600	16,650
Commerce Bancshares, Inc. (b)	48,501	1,860,498
Community Bank System, Inc.	37,427	696,516
Community Trust Bancorporation, Inc.	3,380	83,216
East West Bancorp, Inc.	97,000	875,910
F.N.B. Corporation	3,200	22,656
First Busey Corporation	900	3,483
First Community Bancshares, Inc.	43,878	510,740
First Financial Bancorporation	4,500	57,060
First Financial Corporation	700	19,411
First Merchants Corporation	3,200	19,584
First Midwest Bancorp, Inc.	31,793	330,647
First of Long Island Corporation (The)	2,672	64,582
Glacier Bancorp, Inc.	1,600	20,944
Hancock Holding Company	300	10,881
Harleysville National Corporation	9,600	55,296
Heartland Financial USA, Inc.	2,734	35,105
Huntington Bancshares, Inc. (b)	424,110	1,615,859
Independent Bank Corporation	13,112	278,892
Investors Bancorp, Inc. (a)	300	3,252
KeyCorp	2,600	14,014
Lakeland Bancorp, Inc.	14,307	86,987
MainSource Financial Group, Inc.	1,500	8,745
Marshall & Ilsley Corporation (b)	303,976	1,617,152
Old National Bancorp	30,100	312,137
Oriental Financial Group, Inc.	56,391	600,564
Peoples Bancorp, Inc.	6,845	73,515
Pinnacle Financial Partners, Inc. (a)	27,600	350,520
Popular, Inc.	343,500	741,960
Renasant Corporation	700	10,248
Republic Bancorp, Inc. - Class A	900	16,551
Santander BanCorp (a)	66,913	769,500
SCBT Financial Corporation	100	2,587
Shore Bancshares, Inc.	1,410	22,997

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 85.1% (Continued)	Shares	Value
Financials - 11.7% (Continued)
Commercial Banks - 2.7% (Continued)
Smithtown Bancorp, Inc.	1,500	$15,525
Southwest Bancorp, Inc.	10,816	106,429
StellarOne Corporation	100	1,061
Sterling Bancorp	1,700	11,441
SunTrust Banks, Inc.	600	11,466
Susquehanna Bancshares, Inc.	500	2,755
SVB Financial Group (a) (b)	32,300	1,332,375
Synovus Financial Corporation	76,900	170,718
TCF Financial Corporation	30,800	364,364
Tompkins Financial Corporation	100	4,337
Tower Bancorporation, Inc.	100	2,256
Towne Bank	1,700	19,618
TriCo Bancshares	900	13,158
UMB Financial Corporation	100	3,977
Umpqua Holdings Corporation	1,100	10,901
Union Bankshares Corporation	1,000	12,320
United Bankshares, Inc.	1,100	19,635
United Community Banks, Inc. (a)	300	1,218
Univest Corporation of Pennsylvania	600	11,538
Washington Trust Bancorp, Inc.	100	1,502
Webster Financial Corporation	500	5,655
WesBanco, Inc.	1,400	19,810
Westamerica Bancorporation	600	28,680
Western Alliance Bancorp (a)	37,257	162,068
Whitney Holding Corporation	200	1,606
Wilshire Bancorp, Inc.	1,900	13,376
Zions Bancorporation	21,700	307,272
		22,599,334
Consumer Finance - 0.4%
American Express Company	100	3,484
Cardtronics, Inc. (a)	23,292	231,756
Discover Financial Services, LLC	300	4,242
EZCORP, Inc. - Class A (a)	35,861	465,117
Nelnet, Inc. - Class A (a) (b)	117,313	1,645,901
Student Loan Corporation (The)	300	12,615
World Acceptance Corporation (a)	26,100	654,849
		3,017,964
Diversified Financial Services - 0.3%
Asta Funding, Inc.	2,400	15,672
Bank of America Corporation	2,600	37,908
Citigroup, Inc.	900	3,681
Compass Diversified Holdings, Inc. (b)	166,615	1,704,472
Encore Capital Group, Inc. (a)	1,200	17,964
KKR Financial Holdings, LLC (a)	2,500	11,450
Leucadia National Corporation (a)	300	6,741
Life Partners Holdings, Inc.	1,100	18,689
Nasdaq OMX Group, Inc. (The) (a)	27,800	502,068
NewStar Financial, Inc. (a)	11,506	28,880

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 85.1% (Continued)	Shares	Value
Financials - 11.7% (Continued)
Diversified Financial Services - 0.3% (Continued)
PHH Corporation (a)	25,532	$412,597
		2,760,122
Insurance - 4.6%
Allied World Assurance Company Holdings Ltd. (b)	50,151	2,244,759
Allstate Corporation (The)	200	5,914
American Equity Investment Life Holding Company	400	2,628
American Financial Group, Inc. (b)	107,795	2,651,757
American National Insurance Company	6,293	525,402
Argo Group International Holdings Ltd. (a) (b)	37,282	1,266,097
Aspen Insurance Holdings Ltd. (b)	59,496	1,534,997
Assurant, Inc.	800	23,944
Assured Guaranty Ltd.	136,517	2,263,452
CNA Financial Corporation (a)	600	13,062
CNA Surety Corporation (a) (b)	77,425	1,119,565
Conseco, Inc. (a)	264,900	1,380,129
Delphi Financial Group, Inc. - Class A	77,254	1,676,412
eHealth, Inc. (a)	1,400	19,922
Enstar Group Ltd. (a)	300	18,300
Erie Indemnity Company - Class A (b)	47,185	1,663,271
FBL Financial Group, Inc. - Class A (b)	75,792	1,527,209
Fidelity National Financial, Inc. - Class A	55,700	755,849
First American Corporation	8,900	270,471
First Mercury Financial Corporation	17,312	219,862
Flagstone Reinsurance Holdings Ltd.	36,657	401,394
FPIC Insurance Group, Inc. (a)	900	30,447
Hallmark Financial Services, Inc. (a)	25,103	192,540
Horace Mann Educators Corporation (b)	127,529	1,585,185
Kansas City Life Insurance Company	13,540	363,414
Maiden Holdings Ltd. (b)	193,838	1,343,297
Manulife Financial Corporation	200	3,718
Max Capital Group Ltd. (b)	60,052	1,240,074
Meadowbrook Insurance Group, Inc. (b)	198,675	1,337,083
Mercury General Corporation	6,803	248,037
Navigators Group, Inc. (The) (a) (b)	28,500	1,512,495
OneBeacon Insurance Group Ltd.	900	10,728
Platinum Underwriters Holdings Ltd. (b)	45,420	1,624,673
Protective Life Corporation (b)	84,600	1,628,550
Reinsurance Group of America, Inc.	19,000	875,900
SeaBright Insurance Holdings Ltd. (a) (b)	106,457	1,190,189
Selective Insurance Group, Inc.	1,000	15,320
StanCorp Financial Group, Inc.	100	3,671
State Auto Financial Corporation	2,600	42,276
Transatlantic Holdings, Inc. (b)	31,968	1,614,384
United Fire & Casualty Company	18,191	317,979
Unitrin, Inc. (b)	119,806	2,348,198
Universal Insurance Holdings, Inc.	152,160	807,970
Unum Group	300	5,985
XL Capital Ltd. - Class A	1,400	22,974
		37,949,483

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 85.1% (Continued)	Shares	Value
Financials - 11.7% (Continued)
Real Estate Investment Trusts - 1.4%
Acadia Realty Trust	100	$1,590
AMB Property Corporation	200	4,396
Anworth Mortgage Asset Corporation (b)	281,356	2,006,068
Brandywine Realty Trust	300	2,868
Capstead Mortgage Corporation (b)	119,900	1,577,884
Care Investment Trust, Inc.	2,000	16,020
Chimera Investment Corporation (b)	409,100	1,427,759
Cogdell Spencer, Inc.	3,100	14,384
Colonial Properties Trust	2,200	23,166
Cousins Properties, Inc.	49,900	365,268
DiamondRock Hospitality Company (a)	500	3,805
DuPont Fabros Technology, Inc. (a)	1,600	24,128
Education Realty Trust, Inc.	80,780	404,708
First Potomac Realty Trust	25,080	284,658
Glimcher Realty Trust	900	2,430
Hatteras Financial Corporation	1,600	44,960
Hersha Hospitality Trust	20,700	52,992
Highwoods Properties, Inc.	300	8,256
Hospitality Properties Trust	800	15,448
HRPT Properties Trust	4,000	28,120
Inland Real Estate Corporation	1,000	8,580
Liberty Property Trust	200	5,874
LTC Properties, Inc. (b)	56,323	1,337,671
Mack-Cali Realty Corporation	300	9,285
MFA Financial, Inc. (b)	198,009	1,469,227
National Health Investors, Inc.	8,492	254,760
Pennsylvania Real Estate Investment Trust	2,600	19,058
PS Business Parks, Inc.	12,154	595,181
Regency Centers Corporation	300	10,065
Resource Capital Corporation	7,000	33,880
Saul Centers, Inc.	15,575	479,087
Senior Housing Properties Trust	38,600	744,208
Sun Communities, Inc.	1,200	20,928
Winthrop Realty Trust	1,100	9,856
		11,306,568
Real Estate Management & Development - 0.0%
Avatar Holdings, Inc. (a)	3,712	60,506
FirstService Corporation (a)	600	10,662
Forestar Group, Inc. (a)	300	4,428
Jones Lang Lasalle, Inc.	300	14,055
		89,651
Thrifts & Mortgage Finance - 0.5%
Abington Bancorp, Inc.	1,000	6,860
Arlington Asset Investment Corporation (a)	700	8,218
Astoria Financial Corporation	1,700	16,966
Bank Mutual Corporation	400	2,808
BankFinancial Corporation	200	1,888
Berkshire Hills Bancorp, Inc.	500	10,275
Capitol Federal Financial	300	9,099

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 85.1% (Continued)	Shares	Value
Financials - 11.7% (Continued)
Thrifts & Mortgage Finance - 0.5% (Continued)
Dime Community Bancshares, Inc.	33,397	$367,033
Federal Agricultural Mortgage Corporation	5,200	41,756
Federal National Mortgage Association (a)	463,149	500,201
First Defiance Financial Corporation	800	11,536
First Financial Holdings, Inc.	1,100	14,839
First Financial Northwest, Inc.	200	1,184
Flushing Financial Corporation	19,658	220,759
Hudson City Bancorp, Inc.	200	2,628
MGIC Investment Corporation (a)	204,497	881,382
New York Community Bancorp, Inc.	77,100	831,909
NewAlliance Bancshares, Inc.	300	3,324
Northwest Bancorp, Inc.	3,205	70,510
Ocwen Financial Corporation (a) (b)	103,587	1,132,206
Provident New York Bancorp	13,133	112,025
Radian Group, Inc.	7,700	44,583
Roma Financial Corporation	1,252	15,512
TrustCo Bank Corporation	5,500	32,725
		4,340,226
Health Care - 11.4%
Biotechnology - 2.4%
Abraxis BioScience, Inc. (a)	8,146	254,318
Affymax, Inc. (a)	200	4,028
Alkermes, Inc. (a)	1,300	10,361
Allos Therapeutics, Inc. (a)	130,600	737,890
Alnylam Pharmaceuticals, Inc. (a)	300	5,112
AMAG Pharmaceuticals, Inc. (a)	300	11,334
Amylin Pharmaceuticals, Inc. (a)	297,500	3,284,400
BioCryst Pharmaceuticals, Inc. (a)	78,000	696,540
BioMarin Pharmaceutical, Inc. (a)	22,700	353,212
BioSpecifics Technologies Corporation (a)	300	9,150
Celera Corporation (a)	5,800	35,902
Cephalon, Inc. (a)	7,100	387,518
Chelsea Therapeutics International, Inc. (a)	300	828
Clinical Data, Inc. (a)	900	14,202
Cubist Pharmaceuticals, Inc. (a) (b)	95,800	1,622,852
Curis, Inc. (a)	30,500	60,695
Cytokinetics, Inc. (a)	39,525	126,085
Emergent BioSolutions, Inc. (a)	51,966	749,350
Enzon Pharmaceuticals, Inc. (a)	300	2,517
Exelixis, Inc. (a)	95,800	582,464
Genomic Health, Inc. (a)	100	1,857
Geron Corporation (a)	100	611
Immunomedics, Inc. (a)	96,525	343,629
Isis Pharmaceuticals, Inc. (a)	22,500	285,075
Lexicon Pharmaceuticals, Inc. (a)	47,432	62,136
Martek Biosciences Corporation (a)	900	16,164
Myriad Genetics, Inc. (a)	9,200	223,376
Nanosphere, Inc. (a)	5,608	37,461
Novavax, Inc. (a)	45,922	176,340

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 85.1% (Continued)	Shares	Value
Health Care - 11.4% (Continued)
Biotechnology - 2.4% (Continued)
Onyx Pharmaceuticals, Inc. (a)	29,300	$779,380
Opko Health, Inc. (a)	15,500	33,635
OSI Pharmaceuticals, Inc. (a)	9,700	312,534
PDL BioPharma, Inc. (b)	401,799	3,379,130
Pharmasset, Inc. (a)	600	11,268
Progenics Pharmaceuticals, Inc. (a)	3,600	15,084
Protalix BioTherapeutics, Inc. (a)	98,158	930,538
QLT, Inc. (a)	4,100	14,309
Regeneron Pharmaceuticals, Inc. (a)	12,600	197,820
Rigel Pharmaceuticals, Inc. (a)	60,000	384,600
Savient Pharmaceuticals, Inc. (a)	39,640	499,464
SciClone Pharmaceuticals, Inc. (a)	43,500	107,010
Sinovac Biotech Ltd. (a)	211,295	1,565,696
Spectrum Pharmaceuticals, Inc. (a)	130,708	542,438
Targacept, Inc. (a)	20,106	376,988
Transcept Pharmaceuticals, Inc. (a)	2,700	14,823
Trubion Pharmaceuticals, Inc. (a)	2,400	10,464
United Therapeutics Corporation (a)	6,300	268,002
Vanda Pharmaceuticals, Inc. (a)	14,000	142,800
Vical, Inc. (a)	300	924
ZymoGenetics, Inc. (a)	6,000	27,900
		19,710,214
Health Care Equipment & Supplies - 2.0%
Abaxis, Inc. (a)	9,978	227,698
Abiomed, Inc. (a)	2,700	24,435
Accuray, Inc. (a)	700	4,039
Alphatec Holdings, Inc. (a)	7,400	35,372
Analogic Corporation	100	3,734
AngioDynamics, Inc. (a)	400	6,040
Aspect Medical Systems, Inc. (a)	4,000	47,920
Conceptus, Inc. (a)	14,502	254,365
Conmed Corporation (a)	600	12,714
Cooper Companies, Inc. (The)	39,280	1,100,233
CryoLife, Inc. (a)	86,077	516,462
Cynosure, Inc. - Class A (a)	900	9,018
Delcath Systems, Inc. (a)	4,000	18,480
DexCom, Inc. (a)	1,000	6,860
Electro-Optical Sciences, Inc. (a)	1,500	15,090
Endologix, Inc. (a)	25,649	122,089
Given Imaging Ltd.	1,200	17,088
Heartware International, Inc. (a)	400	12,960
Hill-Rom Holdings, Inc.	37,542	735,448
I-Flow Corporation (a)	5,700	71,934
Immucor, Inc. (a)	1,100	19,668
Integra LifeSciences Holdings Corporation (a) (b)	58,174	1,776,634
Invacare Corporation (b)	53,241	1,194,196
Inverness Medical Innovations, Inc. (a) (b)	42,913	1,631,123
IRIS International, Inc. (a)	700	7,098
Kensey Nash Corporation (a)	6,353	151,900

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 85.1% (Continued)	Shares	Value
Health Care - 11.4% (Continued)
Health Care Equipment & Supplies - 2.0% (Continued)
Kinetic Concepts, Inc. (a)	17,100	$567,549
Medical Action Industries, Inc. (a)	5,751	62,916
Micrus Endovascular Corporation (a)	14,956	176,780
Natus Medical, Inc. (a)	100	1,389
Neogen Corporation (a)	8,600	272,620
NuVasive, Inc. (a)	30,428	1,104,232
Quidel Corporation (a)	78,169	1,117,817
Rochester Medical Corporation (a)	900	9,099
Sirona Dental Systems, Inc. (a) (b)	55,456	1,492,321
Spectranetics Corporation (a)	1,700	9,690
SurModics, Inc. (a)	300	7,683
Synovis Life Technologies, Inc. (a)	16,011	193,093
Teleflex, Inc. (b)	32,223	1,603,094
Thoratec Corporation (a)	32,400	850,824
TomoTherapy, Inc. (a)	51,172	169,891
Vascular Solutions, Inc. (a)	8,359	64,531
Wright Medical Group, Inc. (a) (b)	68,410	1,111,662
Zoll Medical Corporation (a)	1,100	21,362
		16,859,151
Health Care Providers & Services - 4.3%
Air Methods Corporation (a)	300	9,162
Alliance Imaging, Inc. (a) (b)	313,555	1,705,739
Allion Healthcare, Inc. (a)	5,401	34,782
Almost Family, Inc. (a)	200	6,070
Amedysis, Inc. (a)	48,339	1,923,409
American Dental Partners, Inc. (a)	10,985	130,612
AMERIGROUP Corporation (a)	500	11,025
AMN Healthcare Services, Inc. (a) (b)	152,762	1,270,980
AmSurg Corporation (a)	22,354	470,999
Brookdale Senior Living, Inc. (a)	100	1,684
Centene Corporation (a)	85,716	1,528,316
Chindex International, Inc. (a)	32,518	453,301
Community Health Systems, Inc. (a)	29,100	910,248
Continucare Corporation (a)	20,355	53,330
Corvel Corporation (a)	3,278	93,423
Coventry Health Care, Inc. (a) (b)	133,000	2,637,390
Cross Country Healthcare, Inc. (a)	53,006	437,830
Emergency Medical Services Corporation (a)	200	9,604
Emeritus Corporation (a)	2,200	41,052
Gentiva Health Services, Inc. (a)	31,651	759,624
Hanger Orthopedic Group, Inc. (a)	31,784	439,890
Health Management Associates, Inc. - Class A (a) (b)	369,200	2,252,120
Health Net, Inc. (a)	20,444	304,820
inVentiv Health, Inc. (a) (b)	59,206	1,005,318
Kindred Healthcare, Inc. (a)	24,144	354,917
LifePoint Hospitals, Inc. (a)	200	5,666
Lincare Holdings, Inc. (a)	7,600	238,716
Magellan Health Services, Inc. (a)	100	3,213
MedCath Corporation (a)	33,275	273,188

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 85.1% (Continued)	Shares	Value
Health Care - 11.4% (Continued)
Health Care Providers & Services - 4.3% (Continued)
MEDNAX, Inc. (a) (b)	52,424	$2,721,854
Molina Healthcare, Inc. (a)	22,900	428,688
National Healthcare Corporation	300	10,791
National Research Corporation	114	2,630
NightHawk Radiology Holdings, Inc. (a)	33,082	198,161
NovaMed, Inc. (a)	3,250	13,097
Odyssey Healthcare, Inc. (a)	46,271	645,018
Patterson Companies, Inc. (a)	19,800	505,494
Provident Service Corporation (a)	14,968	186,501
Psychiatric Solutions, Inc. (a)	69,800	1,440,672
RehabCare Group, Inc. (a) (b)	67,511	1,265,831
Res-Care, Inc. (a)	19,591	235,680
Sun Healthcare Group, Inc. (a) (b)	198,330	1,800,836
Sunrise Senior Living, Inc. (a)	117,586	489,158
Tenet Healthcare Corporation (a) (b)	902,541	4,621,010
U.S. Physical Therapy, Inc. (a)	28,292	397,220
Universal American Corporation (a)	65,065	650,650
Universal Health Services, Inc. - Class B (b)	43,200	2,404,080
		35,383,799
Health Care Technology - 0.6%
athenahealth, Inc. (a)	12,400	466,364
Eclipsys Corporation (a)	43,500	815,625
IMS Health, Inc. (b)	223,800	3,668,082
MedAssets, Inc. (a)	300	6,582
Phase Forward, Inc. (a)	400	5,244
		4,961,897
Life Sciences Tools & Services - 1.5%
Bio-Rad Laboratories, Inc. - Class A (a) (b)	17,389	1,554,403
Bruker Corporation (a) (b)	298,028	3,230,623
Cambrex Corporation (a)	25,426	152,556
Charles River Laboratories International, Inc. (a)	100	3,652
Covance, Inc. (a)	7,992	413,026
Enzo Biochem, Inc. (a)	2,600	14,326
eResearchTechnology, Inc. (a)	171,790	1,271,246
Helicos BioSciences Corporation (a)	319,276	603,432
Kendle International, Inc. (a)	43,668	737,116
Life Sciences Research, Inc. (a)	5,600	47,208
Luminex Corporation (a)	500	7,360
Parexel International Corporation (a) (b)	225,797	2,826,978
Pharmaceutical Product Development, Inc.	1,100	23,705
Sequenom, Inc. (a)	511,810	1,412,596
		12,298,227
Pharmaceuticals - 0.6%
Ardea Biosciences, Inc. (a)	15,235	205,672
AVANIR Pharmaceuticals, Inc. - Class A (a)	95,200	174,216
Biodel, Inc. (a)	1,000	4,180
BioForm Medical, Inc. (a)	11,500	41,630
Caraco Pharmaceutical Laboratories Ltd. (a)	60,022	220,881
Cornerstone Therapeutics, Inc. (a)	8,200	45,920

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 85.1% (Continued)	Shares	Value
Health Care - 11.4% (Continued)
Pharmaceuticals - 0.6% (Continued)
Endo Pharmaceuticals Holdings, Inc. (a) (b)	63,800	$1,429,120
Hi-Tech Pharmacal Company, Inc. (a)	600	10,944
Impax Laboratories, Inc. (a)	1,200	10,656
Inspire Pharmaceuticals, Inc. (a)	68,300	305,301
King Pharmaceuticals, Inc. (a)	55,800	565,254
Lannett Company, Inc. (a)	1,600	10,752
Medicines Company (The) (a)	2,100	15,099
Medicis Pharmaceutical Corporation	100	2,117
Nektar Therapeutics (a)	12,700	103,124
Obagi Medical Products, Inc. (a)	2,800	28,616
Par Pharmaceutical Companies, Inc. (a)	20,800	436,176
Perrigo Company	39,661	1,474,993
Repros Therapeutics, Inc. (a)	15,400	14,322
SuperGen, Inc. (a)	4,200	9,828
Warner Chilcott plc (a)	300	6,645
		5,115,446
Industrials - 13.4%
Aerospace & Defense - 1.3%
AAR Corporation (a)	800	15,688
AerCap Holdings N.V. (a)	300	2,514
AeroVironment, Inc. (a)	700	18,662
Argon ST, Inc. (a)	29,206	543,231
Astronics Corporation - Class B (a)	7,212	58,129
Ceradyne, Inc. (a)	4,000	64,480
Cubic Corporation (b)	71,390	2,477,947
DigitalGlobe, Inc. (a)	2,000	44,660
DynCorp International, Inc. - Class A (a) (b)	126,863	2,156,671
Esterline Technologies Corporation (a) (b)	49,403	2,080,360
GenCorp, Inc. (a)	265,840	1,977,850
Hexcel Corporation (a)	70,800	778,800
Hi-Shear Technology Corporation	1,500	28,815
Ladish Company, Inc. (a)	9,622	124,701
LMI Aerospace, Inc. (a)	1,600	17,232
MOOG, Inc. - Class A (a)	600	14,982
Orbital Sciences Corporation (a)	1,000	12,880
Precision Castparts Corporation	100	9,553
Spirit AeroSystems Holdings, Inc. (a)	300	4,776
Taser International, Inc. (a)	28,700	117,383
Teledyne Technologies, Inc. (a)	18,731	639,851
TransDigm Group, Inc.	300	11,754
		11,200,919
Air Freight & Logistics - 0.5%
Air Transport Services Group, Inc. (a)	130,060	336,855
Atlas Air Worldwide Holdings, Inc. (a) (b)	79,526	2,090,739
Hub Group, Inc. - Class A (a)	100	2,486
Pacer International, Inc.	21,400	61,204
UTI Worldwide, Inc. (b)	149,379	1,862,756
		4,354,040

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 85.1% (Continued)	Shares	Value
Industrials - 13.4% (Continued)
Airlines - 1.5%
AirTran Holdings, Inc. (a)	161,100	$681,453
AMR Corporation (a) (b)	263,100	1,418,109
Copa Holdings, S.A. - Class A (b)	50,417	2,129,110
JetBlue Airways Corporation (a)	452,924	2,246,503
Pinnacle Airlines Corporation (a)	2,800	16,884
Republic Airways Holdings, Inc. (a)	50,370	403,464
SkyWest, Inc.	500	6,985
UAL Corporation (a)	367,650	2,393,401
US Airways Group, Inc. (a) (b)	1,077,696	3,297,750
		12,593,659
Building Products - 0.6%
Ameron International Corporation	18,092	1,067,066
Armstrong World Industries, Inc. (a) (b)	36,219	1,349,158
Insteel Industries, Inc.	40,700	452,584
Owens Corning, Inc. (a)	60,266	1,332,481
Quanex Building Products Corporation (b)	75,326	1,120,098
Universal Forest Products, Inc.	100	3,568
		5,324,955
Commercial Services & Supplies - 1.1%
ACCO Brands Corporation (a)	103,683	628,319
American Ecology Corporation	100	1,662
American Reprographics Company (a) (b)	183,225	1,099,350
ATC Technology Corporation (a)	12,178	254,520
Bowne & Company, Inc. (a)	9,151	59,756
Cenveo, Inc. (a)	2,900	20,532
Consolidated Graphics, Inc. (a)	8,152	163,529
Cornell Companies, Inc. (a)	8,750	199,850
Corrections Corporation of America (a)	200	4,788
Deluxe Corporation	300	4,269
EnergySolutions, Inc.	124,690	1,039,915
Ennis, Inc.	9,181	139,092
Fuel Tech, Inc. (a)	400	4,628
Geo Group, Inc. (The) (a)	200	4,230
ICT Group, Inc. (a)	1,700	26,945
Interface, Inc. - Class A (b)	188,478	1,462,589
Kimball International, Inc. - Class B	8,500	63,750
M & F Worldwide Corporation (a)	2,657	56,541
R.R. Donnelley & Sons Company	400	8,032
RINO International Corporation (a)	200	3,904
Schawk, Inc.	1,600	15,712
Standard Register Company (The)	1,800	8,586
Team, Inc. (a)	11,740	190,540
Tetra Tech, Inc. (a) (b)	87,300	2,246,229
United Stationers, Inc. (a)	100	4,714
Waste Connections, Inc. (a)	40,699	1,279,170
		8,991,152
Construction & Engineering - 1.3%
AECOM Technology Corporation (a)	31,180	786,983
Chicago Bridge & Iron Company N.V.	47,800	899,118

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 85.1% (Continued)	Shares	Value
Industrials - 13.4% (Continued)
Construction & Engineering - 1.3% (Continued)
Dycom Industries, Inc. (a)	19,200	$189,696
EMCOR Group, Inc. (a)	74,500	1,759,690
Granite Construction, Inc.	1,200	34,272
Great Lakes Dredge & Dock Company	106,757	654,420
Insituform Technologies, Inc. - Class A (a)	19,949	422,919
KHD Humboldt Wedag International Ltd. (a)	8,460	77,494
Layne Christensen Company (a)	900	23,310
MasTec, Inc. (a)	10,000	118,000
Michael Baker Corporation (a) (b)	44,136	1,575,655
MYR Group, Inc. (a)	200	3,436
Northwest Pipe Company (a)	100	3,010
Shaw Group, Inc. (The) (a) (b)	131,425	3,372,366
Sterling Construction Company, Inc. (a)	29,842	481,351
		10,401,720
Electrical Equipment - 1.3%
A123 Systems, Inc. (a)	15,720	309,055
Advanced Battery Technologies, Inc. (a)	96,370	323,803
A-Power Energy Generation Systems Ltd. (a)	55,800	602,640
Belden, Inc.	400	9,180
Capstone Turbine Corporation (a)	493,100	576,927
Ener1, Inc. (a)	1,200	5,988
Energy Conversion Devices, Inc. (a)	4,550	49,004
EnerSys, Inc. (a)	73,000	1,613,300
Evergreen Solar, Inc. (a)	235,231	341,085
Franklin Electric Company, Inc.	2,188	59,689
GrafTech International Ltd. (a) (b)	88,100	1,189,350
Harbin Electric, Inc. (a) (b)	99,773	1,589,384
II-VI, Inc. (a)	200	5,294
LSI Industries, Inc.	600	4,194
Polypore International, Inc. (a)	2,500	27,400
PowerSecure International, Inc. (a)	1,200	9,984
SunPower Corporation - Class A (a)	27,384	679,397
SunPower Corporation - Class B (a)	400	8,664
Thomas & Betts Corporation (a)	109,782	3,755,642
Ultralife Corporation (a)	1,700	6,222
UQM Technologies, Inc. (a)	200	940
Vicor Corporation (a)	1,100	7,502
Woodward Governor Company	100	2,351
		11,176,995
Industrial Conglomerates - 0.2%
Carlisle Companies, Inc. (b)	34,470	1,069,949
McDermott International, Inc. (a)	300	6,669
Otter Tail Corporation	10,498	244,183
Standex International Corporation	18,020	316,792
		1,637,593
Machinery - 3.3%
3D Systems Corporation (a)	800	7,056
Actuant Corporation - Class A	1,700	26,537
AGCO Corporation (a)	100	2,811

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 85.1% (Continued)	Shares	Value
Industrials - 13.4% (Continued)
Machinery - 3.3% (Continued)
Alamo Group, Inc.	700	$9,590
Altra Holdings, Inc. (a) (b)	110,674	970,611
American Railcar Industries, Inc.	28,487	284,870
Ampco-Pittsburgh Corporation (b)	46,139	1,241,139
Astec Industries, Inc. (a)	200	4,600
Barnes Group, Inc.	800	12,680
Briggs & Stratton Corporation	890	16,643
Cascade Corporation	6,333	157,312
Chart Industries, Inc. (a) (b)	105,389	2,083,541
CIRCOR International, Inc.	900	24,525
Colfax Corporation (a) (b)	141,414	1,538,584
Commercial Vehicle Group, Inc. (a)	2,400	11,352
Dynamic Materials Corporation	400	7,712
EnPro Industries, Inc. (a)	100	2,258
Federal Signal Corporation	500	3,070
Force Protection, Inc. (a)	2,300	10,120
FreightCar America, Inc.	39,003	919,691
Gorman-Rupp Company (The)	100	2,469
Graham Corporation	600	8,502
Greenbrier Companies, Inc. (The)	200	1,776
Harsco Corporation (b)	46,313	1,458,396
Hurco Companies, Inc. (a)	700	11,130
Ingersoll-Rand PLC	100	3,159
John Bean Technologies Corporation	600	9,852
Kaydon Corporation	13,300	465,367
K-Tron International, Inc. (a)	200	19,010
Lindsay Corporation	17,200	564,676
Met-Pro Corporation	900	8,280
Miller Industries, Inc. (a)	1,000	10,050
Mueller Industries, Inc.	36,474	862,975
Mueller Water Products, Inc. - Class A (b)	313,605	1,404,950
NACCO Industries, Inc. - Class A	4,200	250,320
Navistar International Corporation (a)	200	6,628
Nordson Corporation	946	49,921
Oshkosh Corporation	100	3,126
Pall Corporation	9,300	295,182
Robbins & Myers, Inc.	300	6,960
Sauer-Danfoss, Inc. (b)	209,537	1,508,666
Snap-on, Inc. (b)	27,805	1,015,717
SPX Corporation (b)	28,600	1,509,508
Tennant Company	21,997	586,440
Timken Company (b)	127,880	2,817,196
Titan International, Inc. (b)	313,912	2,636,861
Trimas Corporation (a)	4,300	19,350
Trinity Industries, Inc. (b)	201,897	3,408,021
Twin Disc, Inc.	9,152	85,937
Valmont Industries, Inc.	100	7,227
Wabtec Corporation	300	11,028

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 85.1% (Continued)	Shares	Value
Industrials - 13.4% (Continued)
Machinery - 3.3% (Continued)
Watts Water Technologies, Inc. - Class A	20,300	$573,475
		26,956,857
Marine - 0.8%
Diana Shipping, Inc.	19,400	250,648
DryShips, Inc. (a)	3,200	19,328
Eagle Bulk Shipping, Inc.	216,958	1,028,381
Euroseas Ltd.	3,800	14,896
Excel Maritime Carriers Ltd.	193,431	1,090,951
Genco Shipping & Trading Ltd.	30,200	600,678
Horizon Lines, Inc.	600	3,150
International Shipholding Corporation (b)	41,376	1,371,614
Kirby Coporation (a)	17,343	586,194
Navios Maritime Holdings, Inc.	129,910	593,689
OceanFreight, Inc. (a)	85,200	81,792
Paragon Shipping, Inc.	83,580	341,006
Safe Bulkers, Inc.	1,000	6,960
Seaspan Corporation	23,708	205,311
TBS International Ltd. (a)	6,200	51,026
Ultrapetrol (Bahamas) Ltd. (a)	64,368	315,403
		6,561,027
Professional Services - 0.6%
CDI Corporation	8,761	106,709
Comsys IT Partners, Inc. (a)	300	2,055
Diamond Management & Technology Consultants, Inc.	2,000	11,840
First Advantage Corporation (a)	31,775	559,240
FTI Consulting, Inc. (a)	9,200	375,452
Hill International, Inc. (a)	10,379	69,747
Kforce, Inc. (a)	16,948	198,800
MPS Group, Inc. (a)	400	5,408
Navigant Consulting, Inc. (a)	500	7,120
Spherion Corporation (a)	42,952	212,612
TrueBlue, Inc. (a)	4,100	49,610
Volt Information Sciences, Inc. (a)	113,379	919,504
VSE Corporation	12,411	543,478
Watson Wyatt Worldwide, Inc. (b)	45,163	1,968,203
		5,029,778
Road & Rail - 0.5%
Arkansas Best Corporation	1,800	46,476
Avis Budget Group, Inc. (a) (b)	247,691	2,080,604
Celadon Group, Inc. (a)	1,400	13,664
Con-Way, Inc.	300	9,897
Hertz Global Holdings, Inc. (a)	600	5,586
Landstar System, Inc.	6,800	239,632
Marten Transport Ltd. (a) (b)	83,177	1,458,925
Old Dominion Freight Line, Inc. (a)	500	12,995
Saia, Inc. (a)	300	4,398
Universal Truckload Services, Inc	1,499	24,644
USA Truck, Inc. (a)	3,801	42,685

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 85.1% (Continued)	Shares	Value
Industrials - 13.4% (Continued)
Road & Rail - 0.5% (Continued)
Vitran Corporation Inc. (a)	100	$856
		3,940,362
Trading Companies & Distributors - 0.4%
Aceto Corporation	102,022	565,202
Aircastle Ltd. (b)	172,038	1,362,541
Applied Industrial Technologies, Inc.	2,100	42,483
Bluelinx Holdings, Inc. (a)	1,100	3,223
DXP Enterprises, Inc. (a)	3,400	39,032
Houston Wire & Cable Company	20,031	242,175
Lawson Products, Inc.	2,271	35,314
Textainer Group Holdings Ltd.	6,600	99,396
United Rentals, Inc. (a)	84,400	800,956
		3,190,322
Transportation Infrastructure - 0.0%
Aegean Marine Petroleum Network, Inc.	2,900	68,150
CAI International, Inc. (a)	2,200	16,500
		84,650
Information Technology - 19.6%
Communications Equipment - 3.4%
3Com Corporation (a) (b)	765,548	3,934,917
Acme Packet, Inc. (a) (b)	167,269	1,637,564
ADC Telecommunications, Inc. (a)	63,500	412,115
Anaren, Inc. (a)	56,857	831,249
Arris Group, Inc. (a) (b)	259,800	2,665,548
Aruba Networks, Inc. (a)	77,050	602,531
Avocent Corporation (a)	700	17,409
Bel Fuse, Inc. - Class B	10,936	197,942
BigBand Networks, Inc. (a)	21,400	79,180
Blue Coat Systems, Inc. (a)	900	20,052
Brocade Communications Systems, Inc. (a) (b)	485,275	4,163,659
Ceragon Networks Ltd. (a)	1,300	11,596
Ciena Corporation (a)	30,500	357,765
CommScope, Inc. (a) (b)	52,000	1,405,040
Comtech Telecommunications Corporation (a)	3,800	122,056
DG FastChannel, Inc. (a)	500	10,485
Digi International, Inc. (a)	14,889	118,368
EchoStar Corporation - Class A (a)	31,900	579,304
EMS Technologies, Inc. (a)	900	15,687
Emulex Corporation (a) (b)	159,025	1,606,152
Finisar Corporation (a)	5,100	37,995
Harris Stratex Networks, Inc. - Class A (a)	56,691	357,153
InterDigital, Inc. (a)	43,600	896,416
JDS Uniphase Corporation (a)	700	3,913
KVH Industries, Inc. (a)	2,200	23,100
Motorola, Inc.	300	2,571
NETGEAR, Inc. (a)	31,149	567,846
Oplink Communications, Inc. (a)	57,508	852,844
Opnext, Inc. (a) (b)	258,428	635,733
Polycom, Inc. (a)	34,500	740,715

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 85.1% (Continued)	Shares	Value
Information Technology - 19.6% (Continued)
Communications Equipment - 3.4% (Continued)
Radware Ltd. (a)	2,900	$33,553
SeaChange International, Inc. (a)	100	677
Sierra Wireless, Inc. (a)	10,700	96,407
Sonus Networks, Inc. (a)	287,108	551,247
Starent Networks Corporation (a)	58,700	1,980,538
Tellabs, Inc. (a) (b)	390,711	2,352,080
ViaSat, Inc. (a)	400	11,660
		27,933,067
Computers & Peripherals - 0.5%
Adaptec, Inc. (a)	200,718	640,290
Avid Technology, Inc. (a)	1,200	15,156
Compellent Technologies, Inc. (a)	900	16,506
Diebold, Inc. (b)	69,206	2,092,789
Hypercom Corporation (a)	115,516	329,221
Imation Corporation	1,100	9,702
Isilon Systems, Inc. (a)	28,654	150,434
Lexmark International, Inc. - Class A (a)	1,500	38,250
NCR Corporation (a) (b)	71,032	720,975
QLogic Corporation (a)	500	8,770
SanDisk Corporation (a)	100	2,048
Seagate Technology	1,000	13,950
Silicon Graphics International Corporation (a)	1,800	10,728
Stratasys, Inc. (a)	500	7,890
Super Micro Computer, Inc. (a)	23,241	187,322
Xyratex Ltd. (a)	5,000	52,250
		4,296,281
Electronic Equipment, Instruments & Components - 3.5%
Agilysys, Inc.	46,078	217,027
Anixter International, Inc. (a) (b)	85,199	3,565,578
Arrow Electronics, Inc. (a) (b)	123,600	3,132,024
AVX Corporation	36,531	413,531
Brightpoint, Inc. (a)	2,800	20,636
Celestica, Inc. (a)	68,600	569,380
Cogent, Inc. (a)	28,268	272,786
Comverge, Inc. (a)	19,539	222,940
CPI International, Inc. (a)	4,790	47,421
CTS Corporation	71,037	636,492
Daktronics, Inc.	2,900	21,808
Echelon Corporation (a)	6,500	88,725
Flextronics International Ltd. (a)	1,500	9,720
FLIR Systems, Inc. (a)	41,400	1,151,334
Gerber Scientific, Inc. (a)	27,974	129,240
Hollysys Automation Technologies Ltd. (a)	2,100	20,202
Ingram Micro, Inc. - Class A (a) (b)	128,630	2,270,320
Insight Enterprises, Inc. (a)	91,460	962,159
IPG Photonics Corporation (a)	100	1,366
Itron, Inc. (a)	100	6,004
Jabil Circuit, Inc. (b)	222,427	2,976,073
L-1 Identity Solutions, Inc. (a)	5,600	33,096

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 85.1% (Continued)	Shares	Value
Information Technology - 19.6% (Continued)
Electronic Equipment, Instruments & Components - 3.5% (Continued)
Maxwell Technologies, Inc. (a)	900	$16,137
Mercury Computer Systems, Inc. (a)	11,102	118,791
Methode Electronics, Inc.	17,425	126,331
Multi-Fineline Electronix, Inc. (a) (b)	77,538	2,112,911
Newport Corporation (a)	700	5,208
Sanmina-SCI Corporation (a) (b)	118,475	760,610
SMART Modular Technologies (WWH), Inc. (a)	97,064	394,080
Spectrum Control, Inc. (a)	10,676	90,212
Tech Data Corporation (a) (b)	88,922	3,417,272
Technitrol, Inc. (b)	183,705	1,431,062
TTM Technologies, Inc. (a)	28,689	291,767
Vishay Intertechnology, Inc. (a) (b)	498,764	3,107,300
		28,639,543
Internet Software & Services - 1.2%
Akamai Technologies, Inc. (a) (b)	76,400	1,680,800
Art Technology Group, Inc. (a) (b)	469,828	1,935,691
comScore, Inc. (a)	800	12,264
Dice Holdings, Inc. (a)	41,746	250,894
Digital River, Inc. (a)	25,000	570,750
Equinix, Inc. (a)	3,300	281,556
GigaMedia Ltd. (a)	171,552	703,363
IAC/InterActiveCorporation (a)	50,200	950,788
Innodata Isogen, Inc. (a)	50,250	325,620
Internet Capital Group, Inc. (a)	300	2,181
KIT digital, Inc. (a)	600	5,814
Knot, Inc. (The) (a)	400	4,268
Limelight Networks, Inc. (a)	33,162	115,735
LivePerson, Inc. (a)	2,700	13,581
LogMeIn, Inc. (a)	200	4,020
LoopNet, Inc. (a)	800	6,984
Mercadolibre, Inc. (a)	400	14,316
ModusLink Global Solutions, Inc. (a)	30,270	248,820
NIC, Inc.	200	1,752
Open Text Corporation (a)	34,100	1,263,064
RealNetworks, Inc. (a)	11,000	39,270
SAVVIS, Inc. (a) (b)	120,734	1,785,656
SINA Corporation (a)	200	7,478
Terremark Worldwide, Inc. (a)	2,100	13,419
ValueClick, Inc. (a)	900	8,856
Vocus, Inc. (a)	1,600	28,960
Web.com Group, Inc. (a)	1,500	10,560
		10,286,460
IT Services - 3.0%
Alliance Data Systems Corporation (a)	100	5,498
Broadridge Financial Solutions, Inc. (b)	83,900	1,745,959
CGI Group, Inc. (a)	400	4,884
China Information Security Technology, Inc. (a)	79,757	510,445
CIBER, Inc. (a)	51,800	166,796
Cognizant Technology Solutions Corporation - Class A (a)	300	11,595

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 85.1% (Continued)	Shares	Value
Information Technology - 19.6% (Continued)
IT Services - 3.0% (Continued)
Computer Task Group, Inc. (a)	600	$4,182
Convergys Corporation (a) (b)	209,896	2,277,372
CSG Systems International, Inc. (a)	50,818	830,366
Dynamics Research Corporation (a)	300	3,843
eLoyalty Corporation (a)	1,371	10,694
ExlService Holdings, Inc. (a)	400	5,444
Genpact Ltd. (a) (b)	143,002	1,703,154
Global Cash Access Holdings, Inc. (a)	600	3,798
Hewitt Associates, Inc. - Class A (a) (b)	38,977	1,384,463
iGATE Corporation (b)	155,172	1,370,169
Lender Processing Services, Inc. (b)	48,300	1,922,340
Lionbridge Technologies, Inc. (a)	31,305	65,427
Mantech International Corporation - Class A (a)	21,237	931,455
Moneygram International, Inc. (a)	32,541	97,298
NCI, Inc. - Class A (a)	100	2,691
Ness Technologies, Inc. (a) (b)	188,219	1,240,363
Online Resources Corporation (a)	7,738	40,624
Perot Systems Corporation (a)	1,300	38,922
Rightnow Technologies, Inc. (a)	100	1,526
TeleTech Holdings, Inc. (a) (b)	205,061	3,668,541
Telvent Git, S.A.	200	5,750
TNS, Inc. (a) (b)	60,781	1,717,671
Unisys Corporation (a)	17,300	504,122
VeriFone Holdings, Inc. (a) (b)	288,136	3,832,209
Virtusa Corporation (a) (b)	102,285	918,519
		25,026,120
Semiconductors & Semiconductor Equipment - 3.7%
Advanced Analogic Technologies, Inc. (a)	45,003	141,759
Advanced Energy Industries, Inc. (a)	1,400	17,094
Amkor Technology, Inc. (a)	116,700	643,017
Applied Micro Circuits Corporation (a) (b)	126,595	989,973
Atheros Communications, Inc. (a) (b)	58,232	1,433,672
Atmel Corporation (a) (b)	383,505	1,426,639
Brooks Automation, Inc. (a)	1,500	10,320
CEVA, Inc. (a)	1,000	10,130
Cirrus Logic, Inc. (a)	133,821	647,694
Cohu, Inc.	200	2,276
Cymer, Inc. (a) (b)	37,900	1,297,696
Cypress Semiconductor Corporation (a)	52,300	440,889
Diodes, Inc. (a)	300	4,914
DSP Group, Inc. (a)	15,028	86,862
Entegris, Inc. (a) (b)	308,975	1,161,746
Entropic Communications, Inc. (a)	145,202	381,881
EZchip Semiconductor Ltd. (a)	300	3,591
Fairchild Semiconductor International, Inc. (a)	1,600	11,968
FormFactor, Inc. (a)	62,800	1,066,972
Integrated Device Technology, Inc. (a)	123,200	724,416
Intellon Corporation (a)	72,020	494,777
IXYS Corporation (a)	19,700	131,990

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 85.1% (Continued)	Share	Value
Information Technology - 19.6% (Continued)
Semiconductors & Semiconductor Equipment - 3.7% (Continued)
Kopin Corporation (a)	49,300	$218,892
Kulicke & Soffa Industries, Inc. (a)	1,700	7,905
Lattice Semiconductor Corporation (a)	240,292	458,958
LSI Corporation (a)	264,300	1,353,216
Marvell Technology Group Ltd. (a)	500	6,860
Mellanox Technologies Ltd. (a)	200	3,490
MEMC Electronic Materials, Inc. (a)	600	7,452
Micron Technology, Inc. (a)	800	5,432
MKS Instruments, Inc. (a)	200	3,128
Nanometrics, Inc. (a)	3,400	27,880
NVE Corporation (a)	15,047	562,758
NVIDIA Corporation (a)	300	3,588
OmniVision Technologies, Inc. (a)	55,900	685,334
ON Semiconductor Corporation (a)	689,600	4,613,424
Pericom Semiconductor Corporation (a)	4,672	43,964
PMC-Sierra, Inc. (a)	268,600	2,288,472
RF Micro Devices, Inc. (a)	303,500	1,207,930
Rubicon Technology, Inc. (a)	400	6,048
Semitool, Inc. (a)	22,100	156,026
Sigma Designs, Inc. (a)	50,900	611,309
Silicon Storage Technology, Inc. (a)	20,500	41,615
Skyworks Solutions, Inc. (a)	208,700	2,176,741
Standard Microsystems Corporation (a)	21,321	410,642
Supertex, Inc. (a)	2,800	67,900
Techwell, Inc. (a)	20,527	213,070
Teradyne, Inc. (a)	100	837
Tessera Technologies, Inc. (a) (b)	108,682	2,402,959
TriQuint Semiconductor, Inc. (a)	28,600	154,154
Ultra Clean Holdings, Inc. (a)	2,500	13,775
Ultratech, Inc. (a)	1,100	14,212
Varian Semiconductor Equipment Associates, Inc. (a)	21,300	604,707
Veeco Instruments, Inc. (a)	600	14,610
Zoran Corporation (a)	103,707	919,881
		30,437,445
Software - 4.3%
Actuate Corporation (a)	42,894	214,899
ANSYS, Inc. (a)	100	4,058
Ariba, Inc. (a) (b)	166,300	1,965,666
AsiaInfo Holdings, Inc. (a)	22,900	505,174
Blackbaud, Inc.	48,425	1,074,551
Bottomline Technologies, Inc. (a)	34,880	512,038
Cadence Design Systems, Inc. (a)	1,800	10,998
Compuware Corporation (a)	64,122	452,701
Deltek, Inc. (a)	68,971	493,143
Descartes Systems Group, Inc. (The) (a)	2,200	11,484
Double-Take Software, Inc. (a)	55,770	516,988
Ebix, Inc. (a)	30,284	1,865,494
EPIQ Systems, Inc. (a)	58,530	738,063
FactSet Research Systems, Inc.	20,590	1,318,790

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 85.1% (Continued)	Shares	Value
Information Technology - 19.6% (Continued)
Software - 4.3% (Continued)
Fair Isaac Corporation	300	$6,099
Guidance Software, Inc. (a)	500	2,785
i2 Technologies, Inc. (a) (b)	98,333	1,547,761
Informatica Corporation (a)	200	4,246
Interactive Intelligence, Inc. (a)	13,527	226,848
Jack Henry & Associates, Inc.	25,275	583,094
JDA Software Group, Inc. (a)	35,011	694,618
Kenexa Corporation (a)	60,764	765,626
Manhattan Associates, Inc. (a)	300	6,885
Mentor Graphics Corporation (a)	300	2,190
MICROS Systems, Inc. (a)	600	16,152
MicroStrategy, Inc. - Class A (a)	1,000	87,270
Monotype Imaging Holdings, Inc. (a)	53,913	405,426
Net 1 UEPS Technologies, Inc. (a)	35,515	621,157
NetScout Systems, Inc. (a) (b)	151,900	1,866,851
NetSuite, Inc. (a)	100	1,397
Novell, Inc. (a) (b)	375,719	1,536,691
OPNET Technologies, Inc.	200	2,180
Phoenix Technologies Ltd. (a)	174,682	408,756
QAD, Inc.	1,700	7,752
Quest Software, Inc. (a) (b)	97,714	1,638,664
Radiant Systems, Inc. (a)	39,773	391,366
Red Hat, Inc. (a)	100	2,581
Rosetta Stone, Inc. (a)	1,400	29,050
S1 Corporation (a) (b)	251,835	1,511,010
Salesforce.com, Inc. (a)	300	17,025
SolarWinds, Inc. (a)	8,700	154,860
Solera Holdings, Inc.	600	19,332
Sonic Solutions, Inc. (a)	4,200	20,412
SonicWALL, Inc. (a)	45,133	358,356
SuccessFactors, Inc. (a)	1,000	15,290
Sybase, Inc. (a)	44,012	1,741,115
Synopsys, Inc. (a) (b)	171,214	3,766,708
Take-Two Interactive Software, Inc. (a)	56,400	618,708
Taleo Corporation - Class A (a)	43,434	944,255
TeleCommunication Systems, Inc. (a)	68,323	610,808
TIBCO Software, Inc. (a) (b)	400,994	3,508,698
TiVo, Inc. (a)	127,200	1,383,936
Tyler Technologies, Inc. (a)	200	3,804
VASCO Data Security International, Inc. (a)	23,904	145,336
VMware, Inc. - Class A (a)	200	7,686
		35,366,831
Materials - 6.7%
Chemicals - 3.4%
A. Schulman, Inc.	300	5,211
American Vanguard Corporation	2,900	24,070
Arch Chemicals, Inc.	8,715	241,318
Ashland, Inc. (b)	105,146	3,631,743
Cabot Corporation (b)	101,887	2,234,382

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 85.1% (Continued)	Shares	Value
Materials - 6.7% (Continued)
Chemicals - 3.4% (Continued)
Calgon Carbon Corporation (a)	300	$4,752
China Green Agriculture, Inc. (a)	400	4,408
Cytec Industries, Inc. (b)	38,493	1,276,813
Eastman Chemical Company	9,200	483,092
Ferro Corporation	2,100	12,873
Georgia Gulf Corporation (a)	600	8,622
Hawkins, Inc.	100	2,102
Huntsman Corporation (b)	280,800	2,232,360
Innophos Holdings, Inc. (b)	117,846	2,280,320
Innospec, Inc.	21,358	252,452
International Flavors and Fragrances, Inc.	14,141	538,631
Intrepid Potash, Inc. (a)	100	2,576
Landec Corporation (a)	200	1,308
LSB Industries, Inc. (a) (b)	73,806	915,194
Methanex Corporation	300	5,145
Nalco Holding Company	10,600	224,190
Olin Corporation	300	4,581
OM Group, Inc. (a)	800	21,616
OMNOVA Solutions, Inc. (a) (b)	322,877	2,069,642
PolyOne Corporation (a)	119,816	668,573
Quaker Chemical Corporation	27,114	558,548
Rockwood Holdings, Inc. (a)	300	5,964
RPM International, Inc. (b)	138,998	2,449,145
Scotts Miracle-Gro Company (The) - Class A	7,600	308,712
ShengdaTech, Inc. (a)	300	1,815
Solutia, Inc. (a) (b)	295,756	3,253,316
Spartech Corporation	300	2,871
Stepan Company (b)	33,988	1,945,473
Terra Industries, Inc.	13,699	435,217
Valspar Corporation (The) (b)	48,670	1,234,758
W.R. Grace & Company (a)	28,406	621,807
		27,963,600
Containers & Packaging - 1.3%
AEP Industries, Inc. (a)	16,928	590,449
Bemis Company, Inc. (b)	89,300	2,306,619
Boise, Inc. (a) (b)	315,444	1,507,822
BWAY Holding Company (a) (b)	83,603	1,485,625
Graphic Packaging Holding Company (a)	82,597	189,147
Myers Industries, Inc.	14,750	129,358
Packaging Corporation of America (b)	93,023	1,700,460
Pactiv Corporation (a)	14,100	325,569
Sonoco Products Company (b)	60,642	1,622,174
Temple-Inland, Inc.	57,220	884,049
		10,741,272
Metals & Mining - 1.0%
A.M. Castle & Company	300	3,381
AK Steel Holding Corporation	500	7,935
Allegheny Technologies, Inc.	200	6,172
Brush Engineered Materials, Inc. (a)	300	5,535

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 85.1% (Continued)	Shares	Value
Materials - 6.7% (Continued)
Metals & Mining - 1.0% (Continued)
Carpenter Technology Corporation	200	$4,206
Coeur d'Alene Mines Corporation (a)	1,200	24,096
Commercial Metals Company	37,700	559,468
Gammon Gold, Inc. (a)	700	5,698
General Steel Holdings, Inc. (a)	5,700	21,204
Golden Star Resources Ltd. (a)	52,133	160,048
Harry Winston Diamond Corporation	300	2,451
Haynes International, Inc. (a)	100	2,832
Ivanhoe Mines Ltd. (a)	2,300	24,771
Jaguar Mining, Inc. (a)	500	4,205
MAG Silver Corporation (a)	1,500	7,830
Mesabi Trust	1,100	11,011
Minefinders Corporation Ltd. (a)	7,300	69,058
North American Palladium Ltd. (a)	88,963	214,401
NovaGold Resources, Inc. (a)	275,952	1,186,594
Olympic Steel, Inc. (b)	46,057	1,165,242
Pan American Silver Corporation (a)	16,400	343,088
Puda Coal, Inc. (a)	1,300	8,957
Reliance Steel & Aluminum Company (b)	33,900	1,236,672
RTI International Metals, Inc. (a)	1,400	28,994
Seabridge Gold, Inc. (a)	14,500	291,160
Silver Standard Resources, Inc. (a)	7,806	145,036
Silver Wheaton Corporation (a)	1,400	17,472
Silvercorp Metals, Inc.	1,000	5,180
Southern Copper Corporation	200	6,300
Stillwater Mining Company (a)	42,837	265,589
Sutor Technology Group Ltd. (a)	29,918	86,463
Tanzanian Royalty Exploration Corporation (a)	2,900	8,497
Thompson Creek Metals Company, Inc. (a)	1,000	10,180
Titanium Metals Corporation	251,900	2,166,340
United States Steel Corporation	300	10,347
Universal Stainless & Alloy Products, Inc. (a)	300	4,527
US Gold Corporation (a)	119,100	321,570
Walter Energy, Inc.	100	5,850
		8,448,360
Paper & Forest Products - 1.0%
Buckeye Technologies, Inc. (a) (b)	117,831	1,055,766
Clearwater Paper Corporation (a) (b)	38,944	1,762,995
Domtar Corporation (a) (b)	53,173	2,227,417
International Paper Company	100	2,231
KapStone Paper & Packaging Corporation (a) (b)	158,780	1,101,933
Louisiana-Pacific Corporation (a)	181,800	954,450
MeadWestvaco Corporation	300	6,849
Neenah Paper, Inc.	1,000	10,350
P.H. Glatfelter Company	13,200	139,524
Schweitzer-Mauduit International, Inc.	11,900	614,635
Verso Paper Corporation	23,700	55,695
Wausau Paper Corporation	34,000	298,180
		8,230,025

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 85.1% (Continued)	Shares	Value
Telecommunication Services - 1.0%
Diversified Telecommunication Services - 0.5%
Atlantic Tele-Network, Inc. (b)	32,037	$1,468,576
Cbeyond, Inc. (a)	400	5,340
Cincinnati Bell, Inc. (a)	69,000	212,520
Clearwire Corporation (a)	193,600	1,211,936
Consolidated Communications Holdings, Inc.	900	12,438
General Communication, Inc. - Class A (a)	1,800	11,070
Global Crossing Ltd. (a)	700	7,980
Neutral Tandem, Inc. (a)	500	10,545
Premiere Global Services, Inc. (a)	30,752	229,717
SureWest Communications (a)	3,218	28,383
tw telecom, inc. (a)	62,550	788,130
		3,986,635
Wireless Telecommunication Services - 0.5%
Centennial Communications Corporation (a) (b)	231,921	1,962,051
Leap Wireless International, Inc. (a)	40,300	532,766
MetroPCS Communications, Inc. (a)	57,000	355,110
NII Holdings, Inc. (a)	1,000	26,930
NTELOS Holdings Corporation	600	9,060
Shenandoah Telecommunications Company	13,189	220,125
Telephone & Data Systems, Inc. - Special Shares	100	2,760
Telephone & Data Systems, Inc. (b)	39,131	1,159,060
		4,267,862
Utilities - 2.9%
Electric Utilities - 0.3%
Allegheny Energy, Inc.	100	2,282
Brookfield Infrastructure Partners, L.P.	900	13,050
Central Vermont Public Service Corporation	2,200	42,658
El Paso Electric Company (a)	39,612	742,725
Great Plains Energy, Inc.	200	3,460
Hawaiian Electric Industries, Inc.	600	10,710
NV Energy, Inc. (b)	143,870	1,648,750
Pepco Holdings, Inc.	300	4,479
		2,468,114
Gas Utilities - 1.2%
AGL Resources, Inc. (b)	80,352	2,809,106
Atmos Energy Corporation (b)	69,974	1,948,776
Energen Corporation (b)	44,150	1,937,302
Ferrellgas Partners, L.P.	300	5,964
Laclede Group, Inc. (The) (b)	48,968	1,503,807
Piedmont Natural Gas Company, Inc.	200	4,656
UGI Corporation (b)	80,013	1,910,711
		10,120,322
Independent Power Producers & Energy Traders - 1.0%
Calpine Corporation (a)	600	6,744
Constellation Energy Group, Inc.	300	9,276
Dynegy, Inc. (a)	2,874,525	5,749,050
RRI Energy, Inc. (a)	384,900	2,028,423
		7,793,493

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 85.1% (Continued)	Shares	Value
Utilities - 2.9% (Continued)
Multi-Utilities - 0.4%
Alliant Energy Corporation (b)	60,577	$1,608,925
OGE Energy Corporation	8,300	275,726
TECO Energy, Inc. (b)	116,835	1,675,414
		3,560,065
Water Utilities - 0.0%
Aqua America, Inc.	8,300	128,235
Consolidated Water Company, Inc.	900	13,284
SJW Corporation	100	2,177
		143,696

Total Common Stocks (Cost $669,733,452)		$705,038,593

CLOSED-END FUNDS - 10.7%	Shares	Value
Adams Express Company (The)	89,160	$851,478
Advent/Claymore Enhanced Growth & Income Fund	100	1,048
Advent/Claymore Global Convertible Securities & Income Fund	21,573	157,914
Alliance California Municipal Income Fund, Inc.	5,988	75,928
Alliance New York Municipal Income Fund, Inc.	3,823	50,005
Alpine Global Premier Properties Fund	263,050	1,523,060
American Strategic Income Portfolio, Inc.	8,600	92,966
American Strategic Income Portfolio, Inc. II	2,632	26,320
American Strategic Income Portfolio, Inc. III	25,512	231,139
ASA Ltd.	27,492	2,003,617
Asia Tigers Fund, Inc. (a)	478	8,604
Bancroft Fund Ltd.	3,503	49,638
BlackRock Apex Municipal Fund, Inc.	100	838
BlackRock California Insured Municipal Income Trust	11,277	143,895
BlackRock California Municipal Bond Trust	4,427	60,074
BlackRock California Municipal Income Trust	3,039	39,841
BlackRock California Municipal Income Trust II	3,600	46,476
BlackRock Core Bond Trust	7,994	94,329
BlackRock Corporate High Yield Fund V, Inc.	11,700	112,788
BlackRock Defined Opportunity Credit Trust	100	1,140
BlackRock Floating Rate Income Strategies Fund	8,900	110,271
BlackRock High Income Shares	9,973	17,553
BlackRock Income Trust	138,717	883,627
BlackRock Insured Municipal Income Investment Trust	7,350	95,550
BlackRock Limited Duration Income Trust	52,850	735,672
BlackRock Long-Term Municipal Advantage Trust	9,079	89,701
BlackRock Muni Intermediate Duration Fund, Inc.	50,392	652,576
BlackRock Muni New York Intermediate Duration Fund, Inc.	10,740	128,665
BlackRock MuniAssets Fund, Inc.	2,200	25,476
BlackRock Municipal Bond Investment Trust	5,290	69,246
BlackRock MuniEnhanced Fund, Inc.	17,181	168,374
BlackRock MuniHoldings California Insured Fund, Inc.	73,022	924,459
BlackRock MuniHoldings Insured Fund II, Inc.	295	3,640
BlackRock MuniHoldings Insured Investment Fund	61,710	792,356

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

CLOSED-END FUNDS - 10.7% (Continued)	Shares	Value
BlackRock MuniHoldings New York Insured Fund, Inc.	15,381	$200,876
BlackRock MuniYield California Fund, Inc.	39,965	516,747
BlackRock MuniYield California Insured Fund, Inc.	85,105	1,077,429
BlackRock MuniYield Insured Investment Fund	20,805	253,405
BlackRock MuniYield Investment Fund	37,112	453,138
BlackRock MuniYield Michigan Insured Fund II, Inc.	16,786	199,753
BlackRock MuniYield Michigan Insured Fund, Inc.	26,123	336,987
BlackRock MuniYield New York Insured Fund, Inc.	86,314	1,015,916
BlackRock MuniYield Pennsylvania Insured Fund	17,917	236,325
BlackRock MuniYield Quality Fund, Inc.	4,730	62,625
BlackRock New York Municipal Bond Trust	400	5,840
BlackRock Pennsylvania Strategic Municipal Trust	3,131	37,322
BlackRock Preferred & Corporate Income Strategies Fund, Inc.	7,792	64,206
BlackRock Preferred & Equity Advantage Trust	136,817	1,499,514
BlackRock Preferred Income Strategies Fund, Inc.	100	890
BlackRock Preferred Opportunity Trust	100	994
BlackRock S&P Quality Rankings Global Equity Managed Trust	1,538	17,749
BlackRock Senior High Income Fund, Inc.	2,700	8,883
BlackRock Strategic Bond Trust	5,798	65,633
BlackRock Strategic Dividend Achievers Trust	58,658	490,967
Blue Chip Value Fund, Inc.	55,843	159,711
Boulder Growth & Income Fund, Inc. (a)	48,612	261,046
Boulder Total Return Fund, Inc. (a)	17,814	214,124
Calamos Global Dynamic Income Fund	34,347	252,107
Calamos Strategic Total Return Fund	132,040	1,070,844
Central Europe & Russia Fund, Inc. (The)	48,889	1,549,781
Central Securities Corporation	12,483	213,334
Chartwell Dividend and Income Fund, Inc.	10,900	38,477
China Fund, Inc.	100	2,525
Claymore Dividend & Income Fund	8,819	125,671
Clough Global Equity Fund	28,339	371,808
Clough Global Opportunities Fund	100	1,200
Cohen & Steers Advantage Income Realty Fund, Inc.	130,366	683,118
Cohen & Steers Closed-End Opportunity Fund, Inc.	100	1,102
Cohen & Steers Dividend Majors Fund, Inc.	42,515	389,012
Cohen & Steers Premium Income Realty Fund, Inc.	96,506	460,334
Cohen & Steers Quality Income Realty Fund, Inc.	125,151	647,031
Cohen & Steers REIT and Preferred Income Fund, Inc.	145,805	1,316,619
Cohen & Steers REIT and Utility Income Fund, Inc.	168,135	1,501,446
Cohen & Steers Select Utility Fund, Inc.	125,253	1,658,350
Cohen & Steers Total Return Realty Fund, Inc.	12,612	107,076
Cohen & Steers Worldwide Realty Income Fund, Inc.	19,918	116,122
DCA Total Return Fund	54,595	108,098
DCW Total Return Fund	20,600	81,782
Delaware Enhanced Global Dividend and Income Fund	4,500	47,835
Delaware Investments Arizona Municipal Income Fund, Inc.	3,527	40,525
Delaware Investments Colorado Municipal Income Fund, Inc.	856	11,479
Delaware Investments Dividend & Income Fund, Inc.	600	3,810
Delaware Investments Global Dividend and Income Fund, Inc.	2,779	17,035
Delaware Investments Minnesota Municipal Income Fund II	13,106	160,155
Delaware Investments National Municipal Income Fund	5,756	69,705

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

CLOSED-END FUNDS - 10.7% (Continued)	Shares	Value
Denali Fund (The) (a)	3,153	$41,840
Diamond Hill Financial Trends Fund, Inc.	13,370	100,542
Dreyfus Municipal Income, Inc.	15,422	128,311
Dreyfus Strategic Municipal Bond Fund	98,557	719,466
Dreyfus Strategic Municipals, Inc.	83,348	625,110
DTF Tax-Free Income, Inc.	1,502	21,178
DWS Dreman Value Income Edge Fund	66,078	726,197
DWS Global High Income Fund, Inc.	17,628	118,989
DWS RREEF Real Estate Fund II, Inc. (a)	12,550	10,919
DWS RREEF Real Estate Fund, Inc. (a)	49,845	153,024
DWS RREEF World Real Estate & Tactical Strategies Fund, Inc.	17,623	264,521
DWS Strategic Income Trust	4,461	48,803
Eaton Vance Floating-Rate Income Trust	12,717	159,090
Eaton Vance Limited Duration Income Fund	18,623	258,487
Eaton Vance Michigan Municipal Income Trust	2,462	29,913
Eaton Vance Ohio Municipal Income Trust	1,047	14,292
Eaton Vance Senior Income Trust	35,535	196,864
Eaton Vance Short Duration Diversified Income Fund	36,753	572,244
Eaton Vance Tax-Advantaged Dividend Income Fund	2,700	38,178
Eaton Vance Tax-Advantaged Global Dividend Opportunities Fund	2,300	40,388
Ellsworth Fund Ltd.	12,157	72,091
Emerging Markets Telecommunications Fund, Inc.	20,200	322,190
Equus Total Return, Inc. (a)	3,914	13,856
European Equity Fund, Inc. (The)	4,489	29,852
Evergreen International Balanced Income Fund	43,409	600,781
Evergreen Multi-Sector Income Fund	500	6,860
First Israel Fund, Inc.	100	1,380
First Opportunity Fund, Inc.	4,907	30,963
First Trust Enhanced Equity Income Fund	20,104	200,437
First Trust Specialty Finance & Finance Opportunities Fund	100	520
First Trust Strategic High Income Fund	3,863	10,160
First Trust Strategic High Income Fund II	19,392	85,131
First Trust Strategic High Income Fund III	100	362
First Trust/FIDAC Mortgage Income Fund	100	1,791
First Trust/Four Corners Senior Floating Rate Income Fund	5,770	65,778
First Trust/Four Corners Senior Floating Rate Income Fund II	92,601	1,009,351
Fort Dearborn Income Securities, Inc.	7,517	108,019
Foxby Corporation (a)	400	440
Franklin Templeton Limited Duration Income Trust	27,676	303,606
Franklin Universal Trust	79,119	409,836
Gabelli Dividend & Income Trust	103,675	1,235,806
Gabelli Global Deal Fund (The)	16,188	230,193
Gabelli Healthcare & WellnessRx Trust (The)	13,530	78,339
General American Investors Company, Inc.	25,653	573,088
Global High Income Fund, Inc.	60,315	693,623
Greater China Fund, Inc.	100	1,280
H&Q Healthcare Investors (a)	89,659	968,317
H&Q Life Sciences Investors (a)	56,588	482,696
Helios Advantage Income Fund, Inc.	6,082	38,561
Helios High Yield Fund	3,413	25,599

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

CLOSED-END FUNDS - 10.7% (Continued)	Shares	Value
Helios Multi-Sector High Income Fund, Inc.	106	$465
Highland Credit Strategies Fund	181,508	1,101,754
India Fund, Inc. (a)	70,852	1,986,690
Indonesia Fund, Inc.	41,423	390,619
ING Clarion Global Real Estate Income Fund	150,242	871,404
Japan Equity Fund, Inc. (The)	50,669	258,412
Japan Smaller Capitalization Fund, Inc.	126,943	919,067
John Hancock Bank and Thrift Opportunity Fund	65,063	865,338
John Hancock Tax-Advantaged Global Shareholder Yield Fund	4,800	54,384
Korea Equity Fund, Inc.	18,667	156,243
Latin America Discovery Fund, Inc.	100	1,550
Latin America Equity Fund, Inc.	2,710	95,663
Lazard Global Total Return & Income Fund, Inc.	1,702	23,658
Lazard World Dividend & Income Fund, Inc.	13,674	140,842
Liberty All-Star Equity Fund	324,639	1,308,295
Liberty All-Star Growth Fund	36,399	110,653
LMP Capital and Income Fund, Inc.	82,089	771,637
LMP Corporate Loan Fund, Inc.	7,528	72,118
Macquarie Global Infrastructure Total Return Fund, Inc.	68,511	979,707
Macquarie/First Trust Global Infrastructure/Utilities Dividend & Income Fund	22,935	255,725
Madison Strategic Sector Premium Fund	1,520	17,298
Malaysia Fund, Inc.	12,640	94,168
Managed High Yield Plus Fund, Inc.	24,127	42,946
Mexico Equity and Income Fund, Inc. (The)	7,277	50,066
Mexico Fund, Inc. (The)	10,600	212,742
MFS Intermediate High Income Fund	100	236
MFS Multimarket Income Trust	66,978	405,887
MFS Special Value Trust	4,854	30,240
Montgomery Street Income Securities, Inc.	7,524	109,700
Morgan Stanley Asia-Pacific Fund, Inc. (a)	100	1,420
Morgan Stanley California Insured Municipal Income Trust	21,402	270,735
Morgan Stanley California Quality Municipal Securities	8,974	106,611
Morgan Stanley Eastern Europe Fund, Inc. (a)	18,985	275,662
Morgan Stanley Emerging Markets Debt Fund, Inc.	13,500	128,385
Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.	145,694	2,003,293
Morgan Stanley Emerging Markets Fund, Inc. (a)	100	1,289
Morgan Stanley Frontier Emerging Markets Fund (a)	7,200	83,880
Morgan Stanley Global Opportunity Bond Fund, Inc.	3,950	25,596
Morgan Stanley Insured California Municipal Securities	4,438	58,005
Morgan Stanley Insured Municipal Bond Trust	5,590	71,832
Morgan Stanley Insured Municipal Income Trust	22,078	295,404
Morgan Stanley Insured Municipal Trust	15,490	199,666
Morgan Stanley Municipal Premium Income Trust	13,258	102,219
Morgan Stanley New York Quality Municipal Securities	3,713	48,195
Morgan Stanley Quality Municipal Income Trust	18,553	218,925
Morgan Stanley Quality Municipal Investment Trust	29,752	357,619
Neuberger Berman California Intermediate Municipal Fund, Inc.	6,754	89,423
Neuberger Berman High Yield Fund	100	1,088
Neuberger Berman Income Opportunity Fund, Inc.	13,838	80,952
Neuberger Berman Intermediate Municipal Fund, Inc.	100	1,301

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

CLOSED-END FUNDS - 10.7% (Continued)	Shares	Value
Neuberger Berman New York Intermediate Municipal Fund, Inc.	500	$6,440
Neuberger Berman Real Estate Securities Income Fund, Inc.	136,951	357,442
New Germany Fund, Inc. (The)	4,800	53,952
New Ireland Fund, Inc. (The)	16,742	118,701
NFJ Dividend, Interest & Premium Strategy Fund	151,909	2,003,680
Nicholas-Applegate Equity & Convertible Income Fund	18,345	274,808
Nuveen Arizona Dividend Advantage Municipal Fund 2	2,442	31,526
Nuveen California Dividend Advantage Municipal Fund	18,224	225,066
Nuveen California Dividend Advantage Municipal Fund 2	500	6,575
Nuveen California Dividend Advantage Municipal Fund 3	2,689	32,618
Nuveen California Investment Quality Municipal Fund	6,983	88,684
Nuveen California Performance Plus Municipal Fund, Inc.	5,772	73,304
Nuveen California Premium Income Municipal Fund	7,679	92,686
Nuveen Core Equity Alpha Fund	12,828	137,260
Nuveen Diversified Dividend and Income Fund	11,864	106,420
Nuveen Dividend Advantage Municipal Fund	38,073	490,761
Nuveen Floating Rate Income Fund	89,615	814,600
Nuveen Floating Rate Income Opportunity Fund	40,593	366,961
Nuveen Georgia Dividend Advantage Municipal Fund 2	4,429	57,090
Nuveen Georgia Premium Income Municipal Fund	4,123	53,228
Nuveen Global Value Opportunities Fund	58,586	911,598
Nuveen Insured California Premium Income Municipal Fund	6,970	91,656
Nuveen Insured California Premium Income Municipal Fund 2	13,326	174,304
Nuveen Insured California Tax-Free Advantage Municipal Fund	2,600	33,748
Nuveen Insured Municipal Opportunity Fund, Inc.	88,978	1,154,934
Nuveen Insured New York Dividend Advantage Municipal Fund	14,601	192,733
Nuveen Insured New York Premium Income Municipal Fund	14,557	190,114
Nuveen Insured New York Tax Free Advantage Municipal Fund	1,600	21,312
Nuveen Insured Premium Income Municipal Fund 2	24,696	292,895
Nuveen Insured Tax-Free Advantage Municipal Fund	13,442	181,601
Nuveen Investment Quality Municipal Fund, Inc.	27,382	358,978
Nuveen Maryland Dividend Advantage Municipal Fund	5,071	68,154
Nuveen Maryland Dividend Advantage Municipal Fund 2	200	2,662
Nuveen Maryland Dividend Advantage Municipal Fund 3	6,446	84,572
Nuveen Michigan Dividend Advantage Municipal Fund	2,087	25,691
Nuveen Michigan Premium Income Municipal Fund, Inc.	7,461	91,397
Nuveen Michigan Quality Income Municipal Fund, Inc.	1,468	18,761
Nuveen Multi-Currency Short-Term Government Income Fund	109,358	1,704,891
Nuveen Multi-Strategy Income and Growth Fund	177,540	1,180,641
Nuveen Multi-Strategy Income and Growth Fund 2	177,147	1,240,029
Nuveen New Jersey Dividend Advantage Municipal Fund	2,804	35,723
Nuveen New Jersey Dividend Advantage Municipal Fund 2	980	13,377
Nuveen New Jersey Investment Quality Municipal Fund, Inc.	8,864	114,877
Nuveen New Jersey Premium Income Municipal Fund, Inc.	6,087	81,627
Nuveen New York Dividend Advantage Municipal Fund	4,090	53,170
Nuveen New York Dividend Advantage Municipal Fund 2	2,780	36,418
Nuveen New York Investment Quality Municipal Fund	32,422	429,267
Nuveen New York Performance Plus Municipal Fund, Inc.	22,780	313,908
Nuveen New York Quality Income Municipal Fund, Inc.	35,265	462,324
Nuveen New York Select Quality Municipal Fund, Inc.	37,736	497,738
Nuveen Ohio Dividend Advantage Municipal Fund	4,303	59,037

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

CLOSED-END FUNDS - 10.7% (Continued)	Shares	Value
Nuveen Ohio Dividend Advantage Municipal Fund 2	2,529	$33,155
Nuveen Ohio Dividend Advantage Municipal Fund 3	489	6,606
Nuveen Ohio Quality Income Municipal Fund	8,219	119,258
Nuveen Pennsylvania Dividend Advantage Municipal Fund	4,700	60,395
Nuveen Pennsylvania Dividend Advantage Municipal Fund 2	2,422	31,050
Nuveen Pennsylvania Investment Quality Municipal Fund	20,465	261,543
Nuveen Pennsylvania Premium Income Municipal Fund 2	22,758	278,558
Nuveen Premier Insured Municipal Income Fund, Inc.	27,402	358,966
Nuveen Premier Municipal Income Fund, Inc.	26,007	322,487
Nuveen Premium Income Municipal Fund	1,900	24,263
Nuveen Premium Income Municipal Fund 2	77,003	1,002,581
Nuveen Premium Income Municipal Fund 4	4,257	49,764
Nuveen Quality Income Municipal Fund	900	11,934
Nuveen Quality Preferred Income Fund 3	100	660
Nuveen Tax-Advantaged Dividend Growth Fund	39,310	410,396
Nuveen Tax-Advantaged Floating Rate Fund	12,023	36,309
Nuveen Tax-Advantaged Total Return Strategy Fund	24,178	233,801
Old Mutual Claymore Long-Short Fund	39,512	302,267
Petroleum & Resources Corporation	1,400	33,068
Putnam High Income Securities Fund	15,600	102,180
Putnam Managed Municipal Income Trust	17,478	115,180
RENN Global Entrepreneurs Fund (a)	3,250	8,515
RiverSource LaSalle International Real Estate Fund, Inc.	29,882	209,772
Rivus Bond Fund	13,521	218,770
RMR Asia Pacific Real Estate Fund	4,474	79,640
Royce Focus Trust, Inc.	386	2,142
Royce Micro-Cap Trust, Inc.	67,261	454,012
Royce Value Trust, Inc.	181,227	1,754,277
Source Capital, Inc.	8,171	320,712
Spain Fund, Inc. (The)	2,200	15,180
Strategic Global Income Fund, Inc.	44,028	439,840
SunAmerica Focused Alpha Large-Cap Fund, Inc.	300	3,549
Swiss Helvetia Fund, Inc. (The)	23,559	276,818
Taiwan Fund, Inc.	3,982	51,806
Taiwan Greater China Fund (The) (a)	1,500	8,190
TCW Strategic Income Fund, Inc.	11,367	52,402
Templeton Emerging Markets Income Fund	47,578	624,223
Thai Capital Fund, Inc. (The)	755	7,074
Thai Fund, Inc. (The)	60,009	510,677
Tri-Continental Corporation	82,886	881,078
TS&W/Claymore Tax-Advantaged Balanced Fund	10,643	97,596
Turkish Investment Fund, Inc. (The) (a)	55,760	669,120
Van Kampen Dynamic Credit Opportunities Fund	182,837	1,930,759
Van Kampen Ohio Quality Municipal Trust	3,503	49,883
Van Kampen Pennsylvania Value Municipal Income Trust	21,182	260,539
Van Kampen Select Sector Municipal Trust	2,925	31,707
Western Asset Emerging Markets Debt Fund, Inc.	112,867	1,835,217
Western Asset Emerging Markets Income Fund, Inc.	73,963	856,492
Western Asset Global High Income Fund, Inc.	95,850	968,085
Western Asset Inflation Management Fund, Inc.	100	1,599
Western Asset Municipal Partners Fund, Inc.	5,708	75,916

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

CLOSED-END FUNDS - 10.7% (Continued)	Shares	Value
Western Asset Worldwide Income Fund, Inc.	5,986	$71,533
Zweig Fund, Inc. (The)	100	310
Zweig Total Return Fund, Inc. (The)	54,347	198,367
Total Closed-End Funds (Cost $90,367,060)		$88,383,154

RIGHTS - 0.0%	Shares	Value
Winthrop Realty Trust (Cost $0)	2,354	$–

MONEY MARKET FUNDS - 3.0%	Shares	Value
UMB Money Market Fiduciary, 0.05% (c) (Cost $24,674,332)	24,674,332	$24,674,332

Total Investments at Value - 98.8% (Cost $784,774,844)		$818,096,079

Other Assets in Excess of Liabilities – 1.2%		10,313,378

Net Assets - 100.0%		$828,409,457

ADR - American Depositary Receipt.

(a)	Non-income producing security.
(b)	All or a portion of the shares have been committed as collateral for open short positions.
(c)	Variable rate security. The rate shown is the 7-day effective yield as of October 31, 2009.

See accompanying notes to financial statements.

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT
October 31, 2009

COMMON STOCKS - 64.6%	Shares	Value
Consumer Discretionary - 14.3%
Auto Components - 0.5%
Amerigon, Inc. (a)	8,800	$56,584
ArvinMeritor, Inc.	60,100	469,381
BorgWarner, Inc.	26,700	809,544
China Automotive Systems, Inc. (a)	2,200	22,792
Cooper Tire & Rubber Company	31,197	476,066
Dorman Products, Inc. (a)	4,000	58,480
Exide Technologies (a)	300	1,836
Fuel Systems Solutions, Inc. (a)	200	6,548
Gentex Corporation	11,400	182,514
Modine Manufacturing Company	3,800	39,140
Raser Technologies, Inc. (a)	273,611	322,861
Spartan Motors, Inc.	77,837	388,407
Standard Motor Products, Inc.	100	836
Stoneridge, Inc. (a)	19,600	144,060
Superior Industries International, Inc.	62,700	832,656
TRW Automotive Holdings Corporation (a)	14,900	233,185
WABCO Holdings, Inc.	17,100	405,612
Wonder Auto Technology, Inc. (a)	1,800	23,292
		4,473,794
Automobiles - 0.2%
Harley-Davidson, Inc.	300	7,476
Winnebago Industries, Inc. (a)	102,194	1,175,231
		1,182,707
Distributors - 0.0%
Core-Mark Holding Company, Inc. (a)	6,983	191,125

Diversified Consumer Services - 1.2%
American Public Education, Inc. (a)	32,224	1,027,945
Brink's Home Security Holdings, Inc. (a)	2,380	73,732
Capella Education Company (a)	15,301	1,054,239
Career Education Corporation (a)	58,071	1,210,200
ChinaCast Education Corporation (a)	1,100	6,842
Coinstar, Inc. (a)	28,300	898,242
Corinthian Colleges, Inc. (a)	25,000	396,500
DeVry, Inc.	13,800	763,002
Grand Canyon Education, Inc. (a)	99	1,606
Home Solutions of America, Inc. (a)	95,563	3,584
Jackson Hewitt Tax Service, Inc.	119,750	587,972
K12, Inc. (a)	48,300	774,732
Learning Tree International, Inc. (a)	500	5,440
Pre-Paid Legal Services, Inc. (a)	18,905	747,504
Regis Corporation	80,328	1,304,527
Spectrum Group International, Inc. (a)	2,133	5,439
Stewart Enterprises, Inc. - Class A	121,348	555,774
Universal Technical Institute, Inc. (a)	23,061	414,867
Weight Watchers International, Inc.	2,084	55,247
		9,887,394

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 64.6% (Continued)	Shares	Value
Consumer Discretionary - 14.3% (Continued)
Hotels, Restaurants & Leisure - 2.5%
Ambassadors Group, Inc.	15,680	$199,293
Ameristar Casinos, Inc.	10,400	153,088
BJ's Restaurants, Inc. (a)	100,148	1,598,362
Boyd Gaming Corporation (a)	114,116	839,894
Brinker International, Inc.	300	3,792
Buffalo Wild Wings, Inc. (a)	25,522	1,046,657
Burger King Holdings, Inc.	78,633	1,349,342
California Pizza Kitchen, Inc. (a)	79,058	1,026,964
Caribou Coffee Company, Inc. (a)	4,100	33,579
Cedar Fair, L.P.	600	6,006
Cheesecake Factory, Inc. (The) (a)	19,000	345,420
Choice Hotels International, Inc.	8,800	262,416
Cracker Barrel Old Country Store, Inc.	4,100	135,915
DineEquity, Inc. (a)	35,118	743,097
Interval Leisure Group (a)	400	4,464
Jamba, Inc. (a)	143,344	206,415
Las Vegas Sands Corporation (a)	1,900	28,671
MGM Mirage (a)	6,500	60,255
Morgans Hotel Group Company (a)	75,951	252,157
Multimedia Games, Inc. (a)	400	1,964
O'Charley's, Inc. (a)	700	4,907
Orient-Express Hotels Ltd. - Class A (a)	79,904	687,174
Panera Bread Company - Class A (a)	25,559	1,533,029
Peet's Coffee & Tea, Inc. (a)	32,785	1,114,690
Pinnacle Entertainment, Inc. (a)	13,869	117,193
Red Robin Gourmet Burgers, Inc. (a)	53,637	896,274
Ruby Tuesday, Inc. (a)	14,300	95,238
Scientific Games Corporation - Class A (a)	1,400	19,698
Shuffle Master, Inc. (a)	31,520	246,171
Sonic Corporation (a)	157,200	1,469,820
Texas Roadhouse, Inc. (a)	73,262	693,791
Universal Travel Group (a)	6,300	73,584
Vail Resorts, Inc. (a)	66,300	2,283,372
VCG Holding Corporation (a)	13,691	25,739
WMS Industries, Inc. (a)	59,600	2,382,808
Wyndham Worldwide Corporation	17,810	303,661
Wynn Resorts Ltd. (a)	100	5,422
		20,250,322
Household Durables - 1.7%
Black & Decker Corporation (The)	300	14,166
Brookfield Homes Corporation (a)	42,761	240,744
Cavco Industries, Inc. (a)	22,759	691,874
CSS Industries, Inc.	1,400	28,420
Deer Consumer Products, Inc. (a)	2,600	31,850
Ethan Allen Interiors, Inc.	92,233	1,149,223
Furniture Brands International, Inc. (a)	5,000	21,250
Hovnanian Enterprises, Inc. - Class A (a)	280,365	1,096,227
iRobot Corporation (a)	67,604	903,865
Jarden Corporation	6,950	190,361

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 64.6% (Continued)	Shares	Value
Consumer Discretionary - 14.3% (Continued)
Household Durables - 1.7% (Continued)
KB Home	300	$4,254
Kid Brands, Inc. (a)	700	3,479
Leggett & Platt, Inc.	68,100	1,316,373
M/I Homes, Inc. (a)	38,264	427,409
MDC Holdings, Inc.	26,895	877,315
Meritage Homes Corporation (a)	132,841	2,423,020
Mohawk Industries, Inc. (a)	31,030	1,329,015
National Presto Industries, Inc.	2,748	238,884
Ryland Group, Inc. (The)	8,900	165,095
Skyline Corporation	2,272	39,737
Tupperware Corporation	61,900	2,786,738
		13,979,299
Internet & Catalog Retail - 0.6%
Amazon.com, Inc. (a)	100	11,881
BIDZ.com, Inc. (a)	1,202	3,486
HSN, Inc. (a)	5,600	83,664
NutriSystem, Inc.	66,000	1,420,320
Orbitz Worldwide, Inc. (a)	300	1,569
Overstock.com, Inc. (a)	57,784	808,976
PetMed Express, Inc.	90,643	1,422,189
Shutterfly, Inc. (a)	76,482	1,078,396
Ticketmaster Entertainment, Inc. (a)	6,700	64,655
ValueVision Media, Inc. (a)	59,144	187,486
		5,082,622
Leisure Equipment & Products - 0.5%
Brunswick Corporation	6,400	60,672
Callaway Golf Company	74,300	508,212
JAKKS Pacific, Inc. (a)	2,900	41,267
Pool Corporation	145,480	2,848,498
Sturm Ruger & Company, Inc.	20,001	212,411
		3,671,060
Media - 0.8%
Arbitron, Inc.	43,530	943,730
Cablevision Systems Corporation	100	2,296
Central European Media Enterprises Ltd. (a)	91,076	2,289,651
Charter Communications, Inc. - Class A (a)	20,500	433
Cinemark Holdings, Inc.	47,631	552,043
CKX, Inc. (a)	28,400	181,760
DISH Network Corporation - Class A (a)	200	3,480
Dolan Media Company (a)	1,200	14,328
DreamWorks Animation SKG, Inc. - Class A (a)	24,100	771,200
Gannett Company, Inc.	13,200	129,624
Interpublic Group of Companies, Inc. (a)	100	602
Liberty Global, Inc. (a)	200	4,116
Liberty Global, Inc. - Class A (a)	56,500	1,159,945
Liberty Media Corporation - Capital - Series A (a)	17,500	362,075
Live Nation, Inc. (a)	300	1,998
Martha Stewart Living Omnimedia, Inc. (a)	5,300	27,454
Media General, Inc.	31,000	256,990

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 64.6% (Continued)	Shares	Value
Consumer Discretionary - 14.3% (Continued)
Media - 0.8% (Continued)
New York Times Company (The)	900	$7,173
Outdoor Channel Holding, Inc. (a)	900	6,228
Time Warner Cable, Inc.	100	3,944
Warner Music Group Corporation (a)	40,074	230,826
		6,949,896
Multi-Line Retail - 0.4%
Big Lots, Inc. (a)	60,700	1,520,535
Bon-Ton Stores, Inc. (The)	34,968	323,454
Dillard's, Inc.	42,200	574,764
Fred's, Inc.	77,271	914,889
Tuesday Morning Corporation (a)	9,087	29,351
		3,362,993
Specialty Retail - 4.3%
Aaron's, Inc.	48,702	1,219,985
Abercrombie & Fitch Company - Class A	32,370	1,062,383
American Eagle Outfitters, Inc.	300	5,247
Asbury Automotive Group, Inc. (a)	52,730	513,590
Barnes & Noble, Inc.	68,119	1,131,457
bebe stores, Inc.	140,218	877,765
Blockbuster, Inc. - Class A (a)	100,400	83,332
Brown Shoe Company, Inc.	1,000	10,370
Buckle, Inc. (The)	50,386	1,512,084
Build-A-Bear Workshop, Inc. (a)	400	2,072
Cabela's, Inc. - Class A (a)	70,676	888,397
Charming Shoppes, Inc. (a)	188,709	854,852
Chico's FAS, Inc. (a)	68,300	816,185
Children's Place Retail Stores, Inc. (The) (a)	56	1,761
China Auto Logistics, Inc. (a)	1,000	4,120
Christopher & Banks Corporation	100	609
Citi Trends, Inc. (a)	18,076	475,941
Coldwater Creek, Inc. (a)	70,000	402,500
Conn's, Inc. (a)	88,392	557,754
Dick's Sporting Goods, Inc. (a)	62,500	1,418,125
Dress Barn, Inc. (a)	92,753	1,674,192
DSW, Inc. - Class A (a)	73,316	1,407,667
Foot Locker, Inc.	47,000	492,560
GameStop Corporation - Class A (a)	300	7,287
Gander Mountain Company (a)	9,002	44,920
Group 1 Automotive, Inc.	70,416	1,789,975
Guess?, Inc.	9,300	339,915
Haverty Furniture Companies, Inc. (a)	69,500	841,645
hhgregg, Inc. (a)	60,419	996,309
Hibbett Sports, Inc. (a)	56,075	1,050,846
Hot Topic, Inc. (a)	73,600	566,720
Jo-Ann Stores, Inc. (a)	51,573	1,372,873
Limited Brands, Inc.	200	3,520
Lumber Liquidators, Inc. (a)	55,372	1,176,655
New York & Company, Inc. (a)	1,500	6,600
Penske Auto Group, Inc.	87,927	1,376,937

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 64.6% (Continued)	Shares	Value
Consumer Discretionary - 14.3% (Continued)
Specialty Retail - 4.3% (Continued)
PetSmart, Inc.	98,200	$2,310,646
Pier 1 Imports, Inc. (a)	506,312	1,782,218
RadioShack Corporation	173,500	2,930,415
Shoe Carnival, Inc. (a)	5,106	76,641
Sonic Automotive, Inc. - Class A	83,419	745,766
Stein Mart, Inc. (a)	100	950
Systemax, Inc. (a)	40,300	543,244
Tractor Supply Company (a)	29,603	1,323,254
Tween Brands, Inc. (a)	37,700	319,696
Urban Outfitters, Inc. (a)	200	6,276
West Marine, Inc. (a)	100	762
Zumiez, Inc. (a)	64,311	866,269
		35,893,287
Textiles, Apparel & Luxury Goods - 1.6%
Alpha Pro Tech Ltd. (a)	6,100	36,539
Carter's, Inc. (a)	5,100	120,360
Cherokee, Inc.	33,325	630,842
Columbia Sportswear Company	41,900	1,594,295
Deckers Outdoor Corporation (a)	14,500	1,300,215
Fossil, Inc. (a)	6,900	184,437
Fuqi International, Inc. (a)	19,400	397,506
G-III Apparel Group Ltd. (a)	9,645	154,416
Gildan Activewear, Inc. (a)	18,835	333,945
Hanesbrands, Inc. (a)	157,086	3,396,199
Iconix Brand Group, Inc. (a)	54,850	639,551
Jones Apparel Group, Inc.	82,900	1,483,081
K-Swiss, Inc. - Class A	95,561	779,778
Liz Claiborne, Inc.	8,200	47,068
Movado Group, Inc.	47,317	495,882
Skechers U.S.A., Inc. - Class A (a)	3,300	72,006
Timberland Company (The) - Class A (a)	23,300	376,994
Volcom, Inc. (a)	53,212	883,851
Warnaco Group, Inc. (The) (a)	16,471	667,570
		13,594,535
Consumer Staples - 3.5%
Beverages - 0.3%
Boston Beer Company, Inc. - Class A (a)	161	6,118
Central European Distribution Corporation (a)	49,393	1,536,616
Constellation Brands, Inc. - Class A (a)	34,900	552,118
Cott Corporation (a)	6,900	54,510
Jones Soda Company (a)	128,277	100,056
		2,249,418
Food & Staples Retailing - 0.7%
Diedrich Coffee, Inc. (a)	600	13,080
Great Atlantic & Pacific Tea Company, Inc. (The) (a)	126,502	1,253,635
Nash Finch Company	16,757	485,618
Rite Aid Corporation (a)	604,400	779,676
Ruddick Corporation	57,114	1,526,086
Susser Holdings Corporation (a)	700	8,323

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 64.6% (Continued)	Shares	Value
Consumer Staples - 3.5% (Continued)
Food & Staples Retailing - 0.7% (Continued)
United Natural Foods, Inc. (a)	44,997	$1,084,878
Winn-Dixie Stores, Inc. (a)	31,538	349,756
		5,501,052
Food Products - 1.5%
AgFeed Industries, Inc. (a)	5,000	22,050
American Dairy, Inc. (a)	5,856	169,473
American Italian Pasta Company (a)	9,200	249,964
Cal-Maine Foods, Inc.	68,900	1,870,635
Chiquita Brands International, Inc. (a)	97,069	1,571,547
Dean Foods Company (a)	20,600	375,538
Diamond Foods, Inc.	27,321	823,728
Farmer Brothers Company	3,133	59,214
Flowers Foods, Inc.	65,977	1,541,223
Fresh Del Monte Produce, Inc. (a)	8,600	186,706
Hain Celestial Group, Inc. (The) (a)	100	1,754
Imperial Sugar Company	5,000	62,450
Lifeway Foods, Inc. (a)	3,389	40,803
Sanderson Farms, Inc.	1,700	62,203
Smithfield Foods, Inc. (a)	155,900	2,079,706
Synutra International, Inc. (a)	11,570	139,997
Tootsie Roll Industries, Inc.	37,558	931,814
Treehouse Foods, Inc. (a)	46,600	1,742,840
Tyson Foods, Inc.	79,400	994,088
Zapata Corporation (a)	256	1,748
		12,927,481
Personal Products - 0.7%
American Oriental Bioengineering, Inc. (a)	222,060	879,358
Bare Escentuals, Inc. (a)	19,500	246,285
Chattem, Inc. (a)	15,600	988,572
China Sky One Medical, Inc. (a)	13,004	154,357
China-Biotics, Inc. (a)	900	10,440
Elizabeth Arden, Inc. (a)	2,200	23,430
Female Health Company (The) (a)	900	4,167
Herbalife Ltd.	9,300	312,945
Mannatech, Inc.	72,468	246,391
Mead Johnson Nutrition Company - Class A	8,579	360,661
Medifast, Inc. (a)	500	11,010
NBTY, Inc. (a)	24,648	897,434
Nu Skin Enterprises, Inc.	200	4,552
Revlon, Inc. (a)	13,100	110,433
USANA Health Sciences, Inc. (a)	54,641	1,574,754
		5,824,789
Tobacco - 0.3%
Alliance One International, Inc. (a)	174,756	770,674
Star Scientific, Inc. (a)	458	385
Universal Corporation	29,731	1,236,512
Vector Group Ltd.	50,432	731,768
		2,739,339

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 64.6% (Continued)	Shares	Value
Energy - 5.0%
Energy Equipment & Services - 1.3%
Baker Hughes, Inc.	600	$25,242
Basic Energy Services, Inc. (a)	3,800	26,600
Bronco Drilling Company, Inc. (a)	3,000	18,960
Carbo Ceramics, Inc.	35,289	2,060,525
Core Laboratories N.V.	4,400	458,920
Dawson Geophysical Company (a)	200	4,830
Dresser-Rand Group, Inc. (a)	30,800	907,676
Exterran Holdings, Inc. (a)	11,965	244,445
Global Industries Ltd. (a)	19,854	144,736
Gulf Island Fabrication, Inc.	15,313	292,784
Halliburton Company	100	2,921
Helix Energy Solutions Group, Inc. (a)	103,700	1,423,801
Hercules Offshore, Inc. (a)	10,200	52,326
Lufkin Industries, Inc.	700	39,935
NATCO Group, Inc. (a)	2,700	117,666
North American Energy Partners, Inc. (a)	2,100	11,907
OYO Geospace Corporation (a)	800	21,000
Patterson-UTI Energy, Inc.	237,200	3,695,576
Precision Drilling Trust	3,700	24,235
RPC, Inc.	2,100	19,635
Seahawk Drilling, Inc. (a)	1,082	29,214
SulphCo, Inc. (a)	279,872	279,872
Superior Well Services, Inc. (a)	109,600	1,162,856
TETRA Technologies, Inc. (a)	1,100	10,406
Trico Marine Services, Inc. (a)	11,977	73,060
Union Drilling, Inc. (a)	6,000	45,840
Unit Corporation (a)	200	7,816
Weatherford International Ltd. (a)	100	1,753
Willbros Group, Inc. (a)	8,300	109,062
		11,313,599
Oil, Gas & Consumable Fuels - 3.7%
Alpha Natural Resources, Inc. (a)	34,940	1,186,912
Arena Resources, Inc. (a)	23,400	871,884
Atlas Pipeline Partners, L.P.	9,200	64,584
Berry Petroleum Company - Class A	53,592	1,359,093
Bill Barrett Corporation (a)	100	3,098
BPZ Resources, Inc. (a)	100,862	635,431
Brigham Exploration Company (a)	2,000	19,000
Cabot Oil & Gas Corporation	100	3,847
Carrizo Oil & Gas, Inc. (a)	91,500	2,120,970
Cheniere Energy Partners, L.P.	600	6,408
Cheniere Energy, Inc. (a)	303,188	706,428
Clayton Williams Energy, Inc. (a)	700	18,340
Clean Energy Fuels Corporation (a)	300	3,480
CNX Gas Corporation (a)	100	2,786
Comstock Resources, Inc. (a)	14,100	579,369
Concho Resources, Inc. (a)	19,934	759,685
Copano Energy, LLC	18,496	315,912
Cross Timbers Royalty Trust	500	16,020

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 64.6% (Continued)	Shares	Value
Energy - 5.0% (Continued)
Oil, Gas & Consumable Fuels - 3.7% (Continued)
Crosstex Energy, Inc.	9,000	$50,580
Crosstex Energy, L.P.	10,900	63,656
DCP Midstream Partners, L.P.	100	2,579
Eagle Rock Energy Partners, L.P.	13,300	63,042
Enbridge Energy Partners, L.P.	6,600	306,768
Encore Acquisition Company (a)	18,523	686,648
EOG Resources, Inc.	100	8,166
Evergreen Energy, Inc. (a)	306,822	111,683
EXCO Resources, Inc.	70,800	1,105,896
Forest Oil Corporation (a)	14,500	284,200
Frontier Oil Corporation	84,367	1,169,327
Frontline Ltd.	44,348	1,034,639
General Maritime Corporation	103,896	715,843
GeoGlobal Resources, Inc. (a)	17,923	18,281
GMX Resources, Inc. (a)	52,893	673,328
Goodrich Petroleum Corporation (a)	58,126	1,492,094
GreenHunter Energy, Inc. (a)	1,400	2,156
Harvest Natural Resources, Inc. (a)	52,151	286,309
Holly Corporation	10,500	304,605
Hugoton Royalty Trust	5,900	96,170
International Coal Group, Inc. (a)	200	818
Isramco, Inc. (a)	200	16,568
James River Coal Company (a)	12,220	232,058
Magellan Midstream Partners, L.P.	583	22,644
MarkWest Energy Partners, L.P.	24,136	579,505
Massey Energy Company	300	8,727
McMoRan Exploration Company (a)	800	6,152
Natural Resource Partners, L.P.	500	10,945
Newfield Exploration Company (a)	200	8,204
NEXEN, Inc.	400	8,588
Nordic American Tanker Shipping Ltd.	26,239	742,564
NuStar Energy, L.P.	13,415	719,849
Overseas Shipholding Group, Inc.	46,950	1,842,787
Pacific Ethanol, Inc. (a)	137,669	55,068
Patriot Coal Corporation (a)	4,600	51,980
Peabody Energy Corporation	400	15,836
Pengrowth Energy Trust	100	920
Penn Virginia Corporation	67,410	1,365,052
Permian Basin Royalty Trust	6,690	86,167
Petrohawk Energy Corporation (a)	300	7,056
Petroleum Development Corporation (a)	4,400	73,480
PetroQuest Energy, Inc. (a)	800	4,904
Plains Exploration & Production Company (a)	300	7,950
Quicksilver Resources, Inc. (a)	58,500	713,700
Rex Energy Corporation (a)	20,952	169,502
San Juan Basin Royalty Trust	2,300	40,963
SandRidge Energy, Inc. (a)	2,600	26,598
Southwestern Energy Company (a)	300	13,074
Stone Energy Corporation (a)	5,300	81,249

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 64.6% (Continued)	Shares	Value
Energy - 5.0% (Continued)
Oil, Gas & Consumable Fuels - 3.7% (Continued)
Suncor Energy, Inc.	200	$6,604
Sunoco, Inc.	5,000	154,000
Swift Energy Company (a)	57,974	1,227,889
Targa Resources Partners, L.P.	4,400	87,164
Teekay Corporation	21,960	455,670
Tesoro Corporation	74,105	1,047,845
Toreador Resources Corporation	3,400	29,002
Tri-Valley Corporation (a)	62,216	149,318
Uranerz Energy Corporation (a)	6,740	10,312
Venoco, Inc. (a)	22,200	279,720
Verenium Corporation (a)	10,134	38,610
W&T Offshore, Inc.	4,100	47,765
Western Refining, Inc. (a)	3,900	21,879
Whiting Petroleum Corporation (a)	6,300	355,320
Williams Partners, L.P.	4,000	102,000
World Fuel Services Corporation	44,009	2,237,858
Zion Oil & Gas, Inc. (a)	8,400	56,532
		30,369,613
Financials - 10.9%
Capital Markets - 1.0%
Allied Capital Corporation	52,200	162,864
Apollo Investment Corporation	1,400	12,600
Ares Capital Corporation	100	1,044
BlackRock Kelso Capital Corporation	1,500	10,965
Broadpoint Gleacher Securities Group, Inc. (a)	1,200	7,644
Calamos Asset Management, Inc.	600	6,360
Eaton Vance Corporation	42,000	1,192,380
Epoch Holding Corporation	300	2,787
Federated Investors, Inc.	37,947	996,109
Fortress Investment Group, LLC - Class A (a)	5,000	20,950
Greenhill & Company, Inc.	13,000	1,120,990
Harris & Harris Group, Inc. (a)	10,503	45,058
Investment Technology Group, Inc. (a)	13,800	297,666
Knight Capital Group, Inc. (a)	21,700	365,645
LaBranche & Company, Inc. (a)	90,718	250,382
Lazard Ltd. - Class A	100	3,775
Och-Ziff Capital Management Group, LLC	9,200	111,596
Oppenheimer Holdings, Inc.	3,487	88,918
optionsXpress Holdings, Inc.	14,200	221,946
Penson Worldwide, Inc. (a)	60,060	585,585
Piper Jaffray Companies, Inc. (a)	13,075	606,549
Prospect Capital Corporation	15,700	155,901
Pzena Investment Management, Inc. (a)	12,111	89,379
Raymond James Financial, Inc.	100	2,361
Sanders Morris Harris Group, Inc.	100	581
Stifel Financial Corporation (a)	36,347	1,888,590
Thomas Weisel Partners Group, Inc. (a)	1,200	5,436
TradeStation Group, Inc. (a)	23,000	177,560
		8,431,621

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 64.6% (Continued)	Shares	Value
Financials - 10.9% (Continued)
Commercial Banks - 4.7%
1st United Bancorp, Inc. (a)	900	$5,076
American National Bankshares, Inc.	198	4,243
Associated Banc-Corp	114,336	1,464,644
BancorpSouth, Inc.	35,641	804,774
Bank of the Ozarks, Inc.	10,660	242,515
BB&T Corporation	300	7,173
Boston Private Financial Holdings, Inc.	10,600	63,070
Camden National Corporation	3,466	106,510
Capital City Bank Group, Inc.	16,491	193,604
Capitol Bancorp Ltd.	10,654	23,971
Cardinal Financial Corporation	32,687	266,399
Cascade Bancorp, Inc. (a)	47,384	48,332
Chemical Financial Corporation	34,036	747,090
Citizens & Northern Corporation	700	8,526
City Bank	13,068	30,318
City National Corporation	41,500	1,563,305
Colonial Bancgroup, Inc. (The) (a)	108,955	5,339
Columbia Banking Systems, Inc.	900	13,230
Cullen/Frost Bankers, Inc.	14,365	672,138
CVB Financial Corporation	116,667	934,503
East West Bancorp, Inc.	800	7,224
Farmers Capital Bank Corporation	400	4,448
Fifth Third Bancorp	500	4,470
First Busey Corporation	48,419	187,382
First Commonwealth Financial Corporation	26,200	137,550
First Financial Bancorporation	11,434	144,983
First Financial Bankshares, Inc.	6,088	294,964
First Financial Corporation	1,108	30,725
First Horizon National Corporation (a)	97,600	1,154,608
First Midwest Bancorp, Inc.	3,000	31,200
First South Bancorp, Inc.	5,455	57,768
FNB Corporation	72,686	514,617
Frontier Financial Corporation (a)	88,593	37,625
Fulton Financial Corporation	66,185	546,688
Glacier Bancorp, Inc.	67,915	889,007
Great Southern Bancorp, Inc.	25,142	576,255
Hancock Holding Company	27,969	1,014,436
Harleysville National Corporation	87,784	505,636
IberiaBank Corporation	27,468	1,189,639
Lakeland Bancorp, Inc.	100	608
MainSource Financial Group, Inc.	6,633	38,670
Marshall & Ilsley Corporation	1,100	5,852
MB Financial, Inc.	2,400	42,912
Metro Bancorp, Inc. (a)	800	9,464
Midwest Bank Holdings, Inc. (a)	5,300	2,650
Nara Bancorp, Inc.	2,000	14,720
National Penn Bancshares, Inc.	1,900	10,678
NBT Bancorp, Inc.	38,029	829,032
Old Second Bancorp, Inc.	38,424	205,568

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 64.6% (Continued)	Shares	Value
Financials - 10.9% (Continued)
Commercial Banks - 4.7% (Continued)
Oriental Financial Group, Inc.	900	$9,585
Pacific Continental Corporation	2,000	21,800
PacWest Bancorp	52,124	885,066
Park National Corporation	52,700	3,060,816
Pinnacle Financial Partners, Inc. (a)	57,408	729,082
PNC Bank Corporation	900	44,046
PrivateBancorp, Inc.	83,776	764,875
Prosperity Bancshares, Inc.	29,500	1,055,805
Regions Financial Corporation	2,000	9,680
Renasant Corporation	12,792	187,275
Republic Bancorp, Inc. - Class A	1,099	20,211
S&T Bancorp, Inc.	64,626	1,017,859
S.Y. Bancorp, Inc.	4,230	94,540
Sandy Spring Bancorp, Inc.	45,091	521,252
SCBT Financial Corporation	9,408	243,385
Security Bank Corporation (a)	32,973	824
Southwest Bancorp, Inc.	1,800	17,712
StellarOne Corporation	8,589	91,129
Sterling Bancshares, Inc.	700	3,899
Suffolk Bancorp	23,885	667,825
Sun Bancorp, Inc. (a)	10,888	44,205
Susquehanna Bancshares, Inc.	192,706	1,061,810
SVB Financial Group (a)	10,200	420,750
Synovus Financial Corporation	16,100	35,742
TCF Financial Corporation	107,310	1,269,477
Texas Capital Bancshares, Inc. (a)	28,200	410,874
Tompkins Financial Corporation	6,546	283,900
Towne Bank	16,844	194,380
Trustmark Corporation	55,601	1,053,639
UCBH Holdings, Inc.	45,933	45,014
Umpqua Holdings Corporation	103,736	1,028,024
Union Bankshares Corporation	2,618	32,254
United Bankshares, Inc.	59,203	1,056,774
United Community Banks, Inc. (a)	133,291	541,161
United Security Bancshares	51	1,056
United Security Bancshares, Inc. (a)	1,890	4,725
Univest Corporation of Pennsylvania	4,400	84,612
US Bancorp	100	2,322
Valley National Bancorp	86,502	1,148,747
W Holding Company, Inc.	6,898	76,706
Webster Financial Corporation	98,335	1,112,169
Westamerica Bancorporation	21,680	1,036,304
Whitney Holding Corporation	111,208	893,000
Wilmington Trust Corporation	61,500	741,075
Wilshire Bancorp, Inc.	41,305	290,787
Zions Bancorporation	55,700	788,712
		38,799,024
Consumer Finance - 0.2%
Capital One Financial Corporation	200	7,320

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 64.6% (Continued)	Shares	Value
Financials - 10.9% (Continued)
Consumer Finance - 0.2% (Continued)
Cash America International, Inc.	33,582	$1,016,191
CompuCredit Holdings Corporation (a)	65,321	214,253
Credit Acceptance Corporation (a)	100	3,437
Dollar Financial Corporation (a)	1,500	28,155
EZCORP, Inc. - Class A (a)	6,500	84,305
SLM Corporation (a)	800	7,760
World Acceptance Corporation (a)	2,500	62,725
		1,424,146
Diversified Financial Services - 0.5%
Asset Acceptance Capital Corporation (a)	27,774	201,917
Asta Funding, Inc.	3,102	20,256
Financial Federal Corporation	35,570	726,340
Interactive Brokers Group, Inc. - Class A (a)	27,878	446,327
Life Partners Holdings, Inc.	36,966	628,052
Moody's Corporation	1,000	23,680
MSCI, Inc. (a)	7,700	234,080
PHH Corporation (a)	98,830	1,597,093
		3,877,745
Insurance - 0.9%
AFLAC, Inc.	200	8,298
American International Group, Inc. (a)	3,000	100,860
Assurant, Inc.	16,600	496,838
Citizens, Inc. (a)	200	1,206
Endurance Specialty Holdings Ltd.	33,285	1,197,927
FBL Financial Group, Inc. - Class A	1,000	20,150
First Acceptance Corporation (a)	3,004	6,609
First American Corporation	27,892	847,638
Genworth Financial, Inc. (a)	800	8,496
Hanover Insurance Group, Inc. (The)	23,599	992,574
Hartford Financial Services Group, Inc.	300	7,356
LandAmerica Financial Group, Inc. (a)	92,077	2,854
Lincoln National Corporation	100	2,383
Marsh & McLennan Companies, Inc.	300	7,038
National Financial Partners Corporation (a)	200	1,630
National Interstate Corporation	3,188	57,735
NYMAGIC, INC.	400	5,716
Old Republic International Corporation	21,800	232,824
PMA Capital Corporation (a)	5,900	28,202
Presidential Life Corporation	2,500	23,325
Principal Financial Group, Inc.	300	7,512
Protective Life Corporation	8,175	157,369
Prudential Financial, Inc.	100	4,523
Stewart Information Services Corporation	600	5,364
Torchmark Corporation	43,800	1,778,280
United America Indemnity Ltd. - Class A (a)	11,816	82,830
United Fire & Casualty Company	100	1,748
Zenith National Insurance Corporation	36,563	1,043,142
		7,130,427

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 64.6% (Continued)	Shares	Value
Financials - 10.9% (Continued)
Real Estate Investment Trusts - 2.5%
Alesco Financial, Inc. (a)	135,609	$101,707
Alexandria Real Estate Equities, Inc.	19,800	1,072,566
American Campus Communities, Inc.	23,900	645,778
Anthracite Capital, Inc. (a)	73,855	53,176
Apartment Investment & Management Company	1,800	22,230
Arbor Realty Trust, Inc.	71,908	143,816
Ashford Hospitality Trust (a)	226,819	870,985
Associated Estates Realty Corporation	600	5,472
BioMed Realty Trust, Inc.	900	12,213
Boston Properties, Inc.	300	18,231
BRE Properties, Inc.	300	8,169
Capital Trust, Inc. (a)	73,177	143,427
CapLease, Inc.	23,725	81,377
Capstead Mortgage Corporation	22,400	294,784
Care Investment Trust, Inc.	300	2,403
CBL & Associates Properties, Inc.	2,500	20,400
Cedar Shopping Centers, Inc.	3,900	23,673
Developers Diversified Realty Corporation	135,000	1,159,650
Digital Realty Trust, Inc.	23,200	1,047,016
Douglas Emmett, Inc.	32,100	378,780
Duke Realty Corporation	600	6,744
Entertainment Properties Trust	100	3,402
Equity One, Inc.	106,800	1,593,456
Equity Residential	300	8,664
Essex Property Trust, Inc.	12,300	924,714
Federal Realty Investment Trust	22,000	1,298,660
First Industrial Realty Trust, Inc.	8,800	38,280
First Potomac Realty Trust	100	1,135
Hatteras Financial Corporation	800	22,480
HCP, Inc.	100	2,959
Healthcare Realty Trust, Inc.	40,273	838,886
Hospitality Properties Trust	7,000	135,170
iStar Financial, Inc. (a)	346,510	724,206
Kilroy Realty Corporation	100	2,762
Kimco Realty Corporation	2,900	36,656
Lasalle Hotel Properties	14,000	240,240
Lexington Realty Trust	2,989	12,524
Mack-Cali Realty Corporation	20,000	619,000
MFA Financial, Inc.	82,200	609,924
Mid-America Apartment Communities, Inc.	18,400	806,288
NorthStar Realty Finance Corporation	58,030	204,846
Parkway Properties, Inc.	900	15,885
Pennsylvania Real Estate Investment Trust	141,038	1,033,808
Plum Creek Timber Company, Inc.	300	9,387
Post Properties, Inc.	400	6,596
Prologis	1,900	21,527
Ramco-Gershenson Properties Trust	2,000	17,680
Rayonier, Inc.	8,600	331,788
Realty Income Corporation	121,337	2,812,592

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 64.6% (Continued)	Shares	Value
Financials - 10.9% (Continued)
Real Estate Investment Trusts - 2.5% (Continued)
Regency Centers Corporation	27,500	$922,625
Senior Housing Properties Trust	25,500	491,640
Simon Property Group, Inc.	200	13,578
Sun Communities, Inc.	26,962	470,217
Sunstone Hotel Investors, Inc.	3,800	28,690
Taubman Centers	300	9,153
UDR, Inc.	1,800	25,884
U-Store-It Trust	2,800	15,960
Vornado Realty Trust	100	5,956
Walter Investment Management Corporation	14,941	194,532
Weingarten Realty Investors	300	5,550
		20,669,897
Real Estate Management & Development - 0.4%
Brookfield Properties Corporation	1,500	15,240
CB Richard Ellis Group, Inc. - Class A (a)	134,800	1,395,180
Jones Lang Lasalle, Inc.	18,700	876,095
MI Developments, Inc. - Class A	700	9,940
St. Joe Company (The) (a)	59,567	1,426,034
		3,722,489
Thrifts & Mortgage Finance - 0.7%
Astoria Financial Corporation	97,130	969,357
Brookline Bancorp, Inc.	22,355	218,855
Downey Financial Corporation (a)	42,834	2,142
First Financial Holdings, Inc.	6,980	94,160
First Niagra Financial Group, Inc.	63,124	810,512
FirstFed Financial Corporation (a)	23,697	8,531
Guaranty Financial Group, Inc. (a)	62,759	4,268
MGIC Investment Corporation (a)	77,500	334,025
NASB Financial, Inc.	441	10,849
NewAlliance Bancshares, Inc.	158,449	1,755,615
OceanFirst Financial Corporation	2,680	25,460
Ocwen Financial Corporation (a)	1,000	10,930
Oritani Financial Corporation	200	2,562
Provident Financial Services, Inc.	900	9,675
Provident New York Bancorp	200	1,706
Prudential Bancorp, Inc. of Pennsylvania	166	1,629
Radian Group, Inc.	137,376	795,407
Rockville Financial, Inc.	2,842	29,415
TFS Financial Corporation	3,200	37,312
Tree.Com, Inc. (a)	900	7,029
Triad Guaranty, Inc. (a)	22,450	15,800
TrustCo Bank Corporation	88,254	525,111
ViewPoint Financial Group	10,190	136,546
WSFS Financial Corporation	500	13,800
		5,820,696
Health Care - 9.0%
Biotechnology - 3.3%
Abraxis BioScience, Inc. (a)	1,700	53,074
Acorda Therapeutics, Inc. (a)	47,649	1,035,413

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 64.6% (Continued)	Shares	Value
Health Care - 9.0% (Continued)
Biotechnology - 3.3% (Continued)
Affymax, Inc. (a)	1,600	$32,224
Alexion Pharmaceuticals, Inc. (a)	11,000	488,510
Alkermes, Inc. (a)	26,800	213,596
Allos Therapeutics, Inc. (a)	66,900	377,985
Alnylam Pharmaceuticals, Inc. (a)	81,051	1,381,109
AMAG Pharmaceuticals, Inc. (a)	56,522	2,135,401
Amicus Therapeutics, Inc. (a)	13,330	51,187
Antigenics, Inc. (a)	12,200	12,200
Array BioPharma, Inc. (a)	226,079	404,681
Avi Biopharma, Inc. (a)	26,900	39,543
BioCryst Pharmaceuticals, Inc. (a)	70,669	631,074
BioMarin Pharmaceutical, Inc. (a)	2,350	36,566
BioSante Pharmaceuticals, Inc. (a)	18,808	28,588
Cell Therapeutics, Inc. (a)	72,486	68,862
Celldex Therapeutics, Inc. (a)	900	3,924
Clinical Data, Inc. (a)	15,785	249,087
Cytori Therapeutics, Inc. (a)	41,200	135,548
Dendreon Corporation (a)	37,300	942,571
Dyax Corporation (a)	89,061	279,652
Emergent BioSolutions, Inc. (a)	500	7,210
Enzon Pharmaceuticals, Inc. (a)	124,330	1,043,129
Facet Biotech Corporation (a)	5,100	87,363
Genomic Health, Inc. (a)	16,999	315,671
GenVec, Inc. (a)	70,332	52,749
Geron Corporation (a)	212,532	1,298,570
GTx, Inc. (a)	99,402	892,630
Halozyme Therapeutics, Inc. (a)	93,201	564,798
Human Genome Sciences, Inc. (a)	1,000	18,690
Idenix Pharmaceuticals Inc (a)	7,545	16,750
Idera Pharmaceuticals, Inc. (a)	38,358	204,832
Immunomedics, Inc. (a)	1,800	6,408
InterMune, Inc. (a)	144,950	1,750,996
Introgen Therapeutics, Inc. (a)	99,112	1,487
Isis Pharmaceuticals, Inc. (a)	160,879	2,038,337
Martek Biosciences Corporation (a)	51,736	929,179
Maxygen, Inc. (a)	1,700	9,486
Medivation, Inc. (a)	50,797	1,296,339
Metabolix, Inc. (a)	98,900	1,002,846
Micromet, Inc. (a)	1,800	9,198
Momenta Pharmaceuticals, Inc. (a)	87,788	800,627
Myriad Pharmaceuticals, Inc. (a)	2,700	14,904
Nanosphere, Inc. (a)	1,900	12,692
Neurocrine Biosciences, Inc. (a)	143,289	318,102
Novavax, Inc. (a)	99,000	380,160
NPS Pharmaceuticals, Inc. (a)	61,329	194,413
Omeros Corporation (a)	1,600	8,640
OncoGenex Pharmaceutical, Inc. (a)	1,300	37,843
Oncothyreon, Inc. (a)	6,600	23,298
Onyx Pharmaceuticals, Inc. (a)	100	2,660

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 64.6% (Continued)	Shares	Value
Health Care - 9.0% (Continued)
Biotechnology - 3.3% (Continued)
Orexigen Therapeutics, Inc. (a)	500	$3,230
Osiris Therapeutics, Inc. (a)	76,179	483,737
Poniard Pharmaceuticals, Inc. (a)	3,200	20,960
Progenics Pharmaceuticals, Inc. (a)	45,985	192,677
Protalix BioTherapeutics, Inc. (a)	2,300	21,804
Regeneron Pharmaceuticals, Inc. (a)	2,300	36,110
Rigel Pharmaceuticals, Inc. (a)	190,567	1,221,534
Seattle Genetics, Inc. (a)	2,100	19,068
Sinovac Biotech Ltd. (a)	300	2,223
Spectrum Pharmaceuticals, Inc. (a)	900	3,735
StemCells, Inc. (a)	314,434	358,455
Theravance, Inc. (a)	69,037	964,447
United Therapeutics Corporation (a)	35,679	1,517,785
ZymoGenetics, Inc. (a)	28,393	132,027
		26,918,594
Health Care Equipment & Supplies - 1.9%
Abaxis, Inc. (a)	4,100	93,562
Abiomed, Inc. (a)	95,859	867,524
Boston Scientific Corporation (a)	3,000	24,360
Bovie Medical Corporation (a)	5,530	44,295
Cantel Medical Corporation (a)	600	9,636
Cardiovascular Systems, Inc. (a)	900	4,401
Conceptus, Inc. (a)	2,700	47,358
CryoLife, Inc. (a)	9,300	55,800
Cyberonics, Inc. (a)	54,538	788,619
Endologix, Inc. (a)	200	952
ev3, Inc. (a)	33,600	395,808
Exactech, Inc. (a)	500	7,500
Gen-Probe, Inc. (a)	20,800	867,776
Greatbatch, Inc. (a)	57,089	1,122,941
Hansen Medical, Inc. (a)	83,747	214,392
Hill-Rom Holdings, Inc.	7,647	149,805
ICU Medical, Inc. (a)	16,478	576,730
IDEXX Laboratories, Inc. (a)	27,300	1,395,576
Insulet Corporation (a)	150,295	1,668,274
Integra LifeSciences Holdings Corporation (a)	3,600	109,944
Masimo Corporation (a)	33,200	882,124
Meridian Bioscience, Inc.	40,079	889,353
NeuroMetrix, Inc. (a)	24,036	62,494
Palomar Medical Technologies, Inc. (a)	4,800	48,768
Quidel Corporation (a)	5,200	74,360
ResMed, Inc. (a)	10,300	506,863
Sirona Dental Systems, Inc. (a)	3,500	94,185
Somanetics Corporation (a)	400	5,980
SonoSite, Inc. (a)	24,558	608,793
Stereotaxis, Inc. (a)	192,598	695,279
SurModics, Inc. (a)	34,200	875,862
Symmetry Medical, Inc. (a)	1,000	8,000
Syneron Medical Ltd. (a)	900	9,900

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 64.6% (Continued)	Shares	Value
Health Care - 9.0% (Continued)
Health Care Equipment & Supplies - 1.9% (Continued)
Thoratec Corporation (a)	29,318	$769,891
Utah Medical Products, Inc.	100	2,924
Varian Medical Systems, Inc. (a)	300	12,294
Volcano Corporation (a)	62,705	899,817
West Pharmaceutical Services, Inc.	21,207	837,040
		15,729,180
Health Care Providers & Services - 1.8%
Air Methods Corporation (a)	5,621	171,665
Alliance Healthcare Services, Inc. (a)	300	1,632
Allion Healthcare, Inc. (a)	900	5,796
Almost Family, Inc. (a)	1,800	54,630
Amedisys, Inc. (a)	45,200	1,798,508
AMERIGROUP Corporation (a)	9,900	218,295
AMN Healthcare Services, Inc. (a)	4,800	39,936
Assisted Living Concepts, Inc. (a)	300	6,216
Bio-Reference Labs, Inc. (a)	29,380	949,855
BioScrip, Inc. (a)	1,900	14,326
Cardionet, Inc. (a)	33,700	199,167
Catalyst Health Solutions, Inc. (a)	4,300	134,891
Community Health Systems, Inc. (a)	14,888	465,697
Coventry Health Care, Inc. (a)	200	3,966
Cross Country Healthcare, Inc. (a)	900	7,434
Emeritus Corporation (a)	46,427	866,328
Genoptix, Inc. (a)	26,255	913,412
Health Net, Inc. (a)	400	5,964
HealthSouth Corporation (a)	81,876	1,196,208
Healthways, Inc. (a)	23,480	377,558
HMS Holdings Corporation (a)	22,300	957,339
Kindred Healthcare, Inc. (a)	800	11,760
Landauer, Inc.	210	10,876
LCA-Vision, Inc. (a)	40,223	181,004
LHC Group, Inc. (a)	500	13,955
LifePoint Hospitals, Inc. (a)	10,800	305,964
Magellan Health Services, Inc. (a)	38,126	1,224,988
MedCath Corporation (a)	700	5,747
Molina Healthcare, Inc. (a)	10,400	194,688
NightHawk Radiology Holdings, Inc. (a)	300	1,797
Omnicare, Inc.	22,700	491,909
PharMerica Corporation (a)	47,365	730,842
PSS World Medical, Inc. (a)	55,000	1,112,100
Rural/Metro Corporation (a)	1,400	7,070
Sharps Compliance Corporation (a)	2,400	21,264
Skilled Healthcare Group, Inc. - Class A (a)	1,100	8,844
Sun Healthcare Group, Inc. (a)	700	6,356
Triple-S Management Corporation (a)	19,823	331,044
Universal Health Services, Inc. - Class B	6,900	383,985
VCA Antech, Inc. (a)	51,200	1,219,584
Virtual Radiologic Corporation (a)	1,300	16,705
		14,669,305

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 64.6% (Continued)	Shares	Value
Health Care - 9.0% (Continued)
Health Care Technology - 0.6%
Allscripts-Misys Healthcare Solutions, Inc. (a)	900	$17,550
AMICAS, Inc. (a)	10,800	34,020
athenahealth, Inc. (a)	18,441	693,566
Computer Programs and Systems, Inc.	49,807	2,103,848
Eclipsys Corporation (a)	10,400	195,000
IMS Health, Inc.	500	8,195
MedAssets, Inc. (a)	4,300	94,342
MedQuist, Inc.	300	1,734
Phase Forward, Inc. (a)	99,000	1,297,890
SXC Health Solutions Corporation (a)	800	36,544
Transcend Services, Inc. (a)	7,479	136,492
Vital Images, Inc. (a)	22,221	253,541
		4,872,722
Life Sciences Tools & Services - 0.7%
Affymetrix, Inc. (a)	51,400	268,822
Albany Molecular Research (a)	900	7,326
Biodelivery Sciences International, Inc. (a)	100	398
Covance, Inc. (a)	25,900	1,338,512
Enzo Biochem, Inc. (a)	8,992	49,546
eResearchTechnology, Inc. (a)	300	2,220
Kendle International, Inc. (a)	3,600	60,768
Life Sciences Research, Inc. (a)	100	843
Luminex Corporation (a)	53,808	792,054
MDS, Inc. (a)	1,800	14,346
Parexel International Corporation (a)	2,200	27,544
PerkinElmer, Inc.	38,200	710,902
Pharmaceutical Product Development, Inc.	66,900	1,441,695
Sequenom, Inc. (a)	420,148	1,159,608
Varian, Inc. (a)	2,600	133,120
		6,007,704
Pharmaceuticals - 0.7%
Acura Pharmaceuticals, Inc. (a)	1,918	7,940
Ardea Biosciences, Inc. (a)	600	8,100
Biovail Corporation	62,500	841,250
Cadence Pharmaceuticals, Inc. (a)	49,823	449,902
Cypress Bioscience, Inc. (a)	108,931	668,836
DepoMed, Inc. (a)	16,189	50,348
ISTA Pharmaceuticals, Inc. (a)	3,200	11,712
Javelin Pharmaceuticals, Inc. (a)	82,274	108,602
Jazz Pharmaceuticals, Inc. (a)	7,728	48,532
MAP Pharmaceuticals, Inc. (a)	1,500	12,330
Medicines Company (The) (a)	9,603	69,045
Nektar Therapeutics (a)	63,207	513,241
Optimer Pharmaceuticals, Inc. (a)	15,321	177,111
Pain Therapeutics, Inc. (a)	1,100	5,577
POZEN, Inc. (a)	112,873	641,118
Questcor Pharmaceuticals, Inc. (a)	2,900	13,166
Valeant Pharmaceuticals International (a)	53,617	1,576,340
ViroPharma, Inc. (a)	3,000	22,620

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 64.6% (Continued)	Shares	Value
Health Care - 9.0% (Continued)
Pharmaceuticals - 0.7% (Continued)
XenoPort, Inc. (a)	39,628	$662,184
		5,887,954
Industrials - 9.4%
Aerospace & Defense - 0.8%
AAR Corporation (a)	45,543	893,098
AeroVironment, Inc. (a)	100	2,666
Alliant Techsystems, Inc. (a)	25,327	1,969,934
Ascent Solar Technologies, Inc. (a)	14,600	73,730
BE Aerospace, Inc. (a)	51,700	916,641
Boeing Company (The)	200	9,560
GeoEye, Inc. (a)	80,016	2,030,006
HEICO Corporation	6,740	256,322
Hi-Shear Technology Corporation	3,200	61,472
Kratos Defense & Security Solutions, Inc. (a)	6,800	73,984
Stanley, Inc. (a)	100	2,825
Taser International, Inc. (a)	146,653	599,811
		6,890,049
Air Freight & Logistics - 0.2%
Dynamex, Inc. (a)	4,687	86,850
Forward Air Corporation	61,879	1,320,498
Park-Ohio Holdings Corporation (a)	3,800	23,636
		1,430,984
Airlines - 0.3%
AirTran Holdings, Inc. (a)	900	3,807
Alaska Air Group, Inc. (a)	8,700	223,764
Allegiant Travel Company (a)	51,690	1,949,230
AMR Corporation (a)	17,400	93,786
Continental Airlines, Inc. - Class B (a)	2,600	29,900
Delta Air Lines, Inc. (a)	2,800	19,992
Hawaiian Holdings, Inc. (a)	43,200	306,288
Republic Airways Holdings, Inc. (a)	3,300	26,433
Southwest Airlines Company	2,400	20,160
UAL Corporation (a)	19,200	124,992
		2,798,352
Building Products - 0.8%
AAON, Inc.	50,060	901,580
American Woodmark Corporation	33,795	664,748
Apogee Enterprises, Inc.	63,600	842,064
Builders FirstSource, Inc. (a)	90,502	352,053
Gilbraltar Industries, Inc.	2,100	22,722
Lennox International, Inc.	8,100	272,727
Masco Corporation	200	2,350
NCI Building Systems, Inc. (a)	12,500	24,500
Simpson Manufacturing Company, Inc.	38,500	900,515
Trex Company, Inc. (a)	55,445	882,130
Universal Forest Products, Inc.	6,875	245,300
USG Corporation (a)	124,849	1,640,516
		6,751,205

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 64.6% (Continued)	Shares	Value
Industrials - 9.4% (Continued)
Commercial Services & Supplies - 0.7%
ABM Industries, Inc.	47,943	$900,370
ACCO Brands Corporation (a)	1,600	9,696
American Reprographics Company (a)	6,000	36,000
APAC Customer Services, Inc. (a)	50,068	322,939
Avery Dennison Corporation	100	3,565
Bowne & Company, Inc. (a)	1,600	10,448
Brink's Company (The)	41,800	991,914
Courier Corporation	1,400	20,762
Document Security Systems, Inc. (a)	25,493	70,870
EnergySolutions, Inc.	1,000	8,340
EnerNOC, Inc. (a)	400	11,492
Fuel Tech, Inc. (a)	77,644	898,341
Herman Miller, Inc.	200	3,090
HNI Corporation	4,963	130,626
InnerWorkings, Inc. (a)	50,041	257,711
Knoll, Inc.	300	2,940
Metalico, Inc. (a)	34,055	137,582
Mine Safety Appliances Company	1,400	35,686
Mobile Mini, Inc. (a)	59,559	863,605
Multi-Color Corporation	4,100	54,407
Perma-Fix Environmental Services, Inc. (a)	12,689	29,946
Prg-Schultz International, Inc. (a)	400	2,072
Schawk, Inc.	1,300	12,766
Steelcase, Inc. - Class A	187,028	1,079,152
Viad Corporation	8,252	144,410
Waste Services, Inc. (a)	300	1,968
		6,040,698
Construction & Engineering - 0.5%
Foster Wheeler AG (a)	300	8,397
Granite Construction, Inc.	39,788	1,136,345
Insituform Technologies, Inc. - Class A (a)	35,982	762,818
KHD Humboldt Wedag International Ltd. (a)	300	2,748
MasTec, Inc. (a)	600	7,080
Michael Baker Corporation (a)	200	7,140
Tutor Perini Corporation (a)	59,200	1,044,880
URS Corporation (a)	19,732	766,786
		3,736,194
Electrical Equipment - 1.3%
A.O. Smith Corporation	29,399	1,165,082
A123 Systems, Inc. (a)	1,900	37,354
Acuity Brands, Inc.	58,046	1,837,736
Advanced Battery Technologies, Inc. (a)	134,958	453,459
A-Power Energy Generation Systems Ltd. (a)	7,200	77,760
Belden, Inc.	3,300	75,735
Broadwind Energy, Inc. (a)	1,300	7,592
C&D Technologies, Inc. (a)	78,943	144,466
Canadian Solar, Inc. (a)	1,400	20,412
Encore Wire Corporation	40,328	836,806
Ener1, Inc. (a)	77,600	387,224

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 64.6% (Continued)	Shares	Value
Industrials - 9.4% (Continued)
Electrical Equipment - 1.3% (Continued)
Energy Conversion Devices, Inc. (a)	92,378	$994,911
Evergreen Solar, Inc. (a)	471,040	683,008
First Solar, Inc. (a)	400	48,772
FuelCell Energy, Inc. (a)	19,400	64,602
GT Solar International, Inc. (a)	75,463	396,181
Harbin Electric, Inc. (a)	400	6,372
Jinpan International Ltd.	1,200	36,432
Lihua International, Inc (a)	3,200	22,368
Lime Energy Company (a)	4,100	26,035
Medis Technologies Ltd. (a)	63,019	11,343
Orion Energy Systems, Inc. (a)	17,310	65,951
Polypore International, Inc. (a)	43,646	478,360
Solarfun Power Holdings Company Ltd. - ADR (a)	89,098	423,216
SunPower Corporation - Class A (a)	66,980	1,661,774
SunPower Corporation - Class B (a)	17,100	370,386
Thomas & Betts Corporation (a)	10,300	352,363
Ultralife Corporation (a)	36,299	132,854
UQM Technologies, Inc. (a)	13,600	63,920
Valence Technology, Inc. (a)	115,441	148,919
		11,031,393
Industrial Conglomerates - 0.0%
General Electric	300	4,278
Icahn Enterprises, L.P.	200	7,710
Standex International Corporation	500	8,790
Textron, Inc.	1,600	28,448
		49,226
Machinery - 1.6%
AGCO Corporation (a)	12,900	362,619
Albany International Corporation - Class A	800	13,328
Altra Holdings, Inc. (a)	300	2,631
American Railcar Industries, Inc.	200	2,000
Astec Industries, Inc. (a)	45,736	1,051,928
Basin Water, Inc. (a)	46,221	837
Briggs & Stratton Corporation	2,600	48,620
Cascade Corporation	100	2,484
Caterpillar, Inc.	200	11,012
Chart Industries, Inc. (a)	16,497	326,146
China Fire & Security Group, Inc. (a)	4,100	58,302
China Yuchai International Ltd.	1,300	13,910
CNH Global N.V. (a)	1,700	32,487
Columbus McKinnon Corporation (a)	25,483	421,744
Crane Company	100	2,785
Energy Recovery, Inc. (a)	53,404	297,994
EnPro Industries, Inc. (a)	9,473	213,900
ESCO Technologies, Inc. (a)	29,150	1,145,012
Federal Signal Corporation	52,270	320,938
Gorman-Rupp Company (The)	30,391	750,354
Graham Corporation	17,055	241,669
Harsco Corporation	100	3,149

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 64.6% (Continued)	Shares	Value
Industrials - 9.4% (Continued)
Machinery - 1.6% (Continued)
Hurco Companies, Inc. (a)	3,676	$58,448
Kadant. Inc. (a)	3,000	38,670
Kaydon Corporation	16,291	570,022
Lindsay Corporation	500	16,415
Middleby Corporation (The) (a)	20,945	949,018
Mueller Water Products, Inc. - Class A	2,900	12,992
NACCO Industries, Inc.	300	17,880
Navistar International Corporation (a)	56,540	1,873,736
Oshkosh Corporation	11,800	368,868
Pentair, Inc.	5,900	171,690
PMFG, Inc. (a)	2,500	36,175
Robbins & Myers, Inc.	1,900	44,080
Sauer-Danfoss, Inc.	9,300	66,960
SmartHeat, Inc. (a)	28,540	255,148
Snap-on, Inc.	100	3,653
SPX Corporation	9,350	493,493
Stanley Works (The)	7,000	316,610
Sun Hydraulics Corporation	30,793	586,914
Tecumseh Products Company - Class A (a)	5,100	53,295
Tennant Company	600	15,996
Terex Corporation (a)	24,200	489,324
Titan International, Inc.	400	3,360
Trinity Industries, Inc.	34,900	589,112
Twin Disc, Inc.	2,400	22,536
Wabtec Corporation	16,400	602,864
		12,981,108
Marine - 0.3%
Alexander & Baldwin, Inc.	32,883	948,017
American Commercial Lines, Inc. (a)	24,525	526,061
Danaos Corporation	3,600	14,760
Excel Maritime Carriers Ltd.	100,705	567,976
		2,056,814
Professional Services - 1.4%
Acacia Research Corporation (a)	25,765	195,814
Administaff, Inc.	66,469	1,649,761
Barrett Business Services, Inc.	1,049	12,168
COMSYS IT Partners, Inc. (a)	6,544	44,826
Corporate Executive Board Company (The)	44,868	1,077,281
CoStar Group, Inc. (a)	31,294	1,214,833
CRA International, Inc. (a)	20,668	511,533
Exponent, Inc. (a)	4,195	109,112
GP Strategies Corporation (a)	14,142	99,560
Heidrick & Struggles International, Inc.	83,629	2,288,089
Hill International, Inc. (a)	6,400	43,008
Huron Consulting Group, Inc. (a)	9,000	208,800
Korn/Ferry International (a)	500	7,980
MPS Group, Inc. (a)	91,680	1,239,514
On Assignment, Inc. (a)	1,600	9,664
Resources Connection, Inc. (a)	40,271	695,480

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 64.6% (Continued)	Shares	Value
Industrials - 9.4% (Continued)
Professional Services - 1.4% (Continued)
School Specialty, Inc. (a)	37,395	$832,039
TrueBlue, Inc. (a)	97,139	1,175,382
Volt Information Sciences, Inc. (a)	700	5,677
		11,420,521
Road & Rail - 0.9%
Avis Budget Group, Inc. (a)	249,490	2,095,716
Celadon Group, Inc. (a)	7,400	72,224
Con-Way, Inc.	42,881	1,414,644
Dollar Thrifty Automotive Group, Inc. (a)	72,750	1,346,603
Kansas City Southern (a)	33,700	816,551
Knight Transportation, Inc.	7,000	112,280
Ryder System, Inc.	200	8,110
Saia, Inc. (a)	43,612	639,352
Werner Enterprises, Inc.	16,300	305,625
YRC Worldwide, Inc. (a)	266,163	971,495
		7,782,600
Trading Companies & Distributors - 0.6%
Beacon Roofing Supply, Inc. (a)	62,807	901,908
GATX Corporation	84,266	2,290,350
Houston Wire & Cable Company	800	9,672
Lawson Products, Inc.	1,460	22,703
MSC Industrial Direct Company, Inc.	5,400	232,470
TAL International Group, Inc.	300	3,558
Titan Machinery, Inc. (a)	43,012	461,519
Watsco, Inc.	19,348	991,005
WESCO International, Inc. (a)	13,300	339,948
		5,253,133
Transportation Infrastructure - 0.0%
Macquarie Infrastructure Company, LLC	300	2,421

Information Technology - 7.7%
Communications Equipment - 0.6%
Acme Packet, Inc. (a)	300	2,937
ADTRAN, Inc.	59,058	1,360,697
Airvana, Inc. (a)	10,200	62,322
Alvarion Ltd. (a)	7,800	30,654
Aruba Networks, Inc. (a)	16,500	129,030
Avocent Corporation (a)	400	9,948
Brocade Communications Systems, Inc. (a)	1,800	15,444
Cogo Group, Inc. (a)	1,400	7,854
CommScope, Inc. (a)	22,311	602,843
Comtech Telecommunications Corporation (a)	1,000	32,120
DG FastChannel, Inc. (a)	5,483	114,979
F5 Networks, Inc. (a)	200	8,978
Harmonic, Inc. (a)	7,400	38,850
Infinera Corporation (a)	117,937	876,272
InterDigital, Inc. (a)	800	16,448
Ixia (a)	16,945	112,684

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 64.6% (Continued)	Shares	Value
Information Technology - 7.7% (Continued)
Communications Equipment - 0.6% (Continued)
JDS Uniphase Corporation (a)	18,200	$101,738
Loral Space & Communications, Inc. (a)	200	5,284
Network Equipment Technologies, Inc. (a)	300	990
ParkerVision, Inc. (a)	26,416	73,172
Plantronics, Inc.	9,100	219,401
Qiao Xing Mobile Communication Company Ltd. (a)	400	1,208
Riverbed Technology, Inc. (a)	200	4,098
ShoreTel, Inc. (a)	800	5,256
Starent Networks Corporation (a)	1,100	37,114
Telestone Technologies Corporation (a)	1,100	8,921
Telkonet, Inc. (a)	156,779	54,873
UTStarcom, Inc. (a)	456,646	826,529
		4,760,644
Computers & Peripherals - 1.2%
3PAR, Inc. (a)	200	1,882
Avid Technology, Inc. (a)	131,656	1,662,815
Dell, Inc. (a)	300	4,347
Electronics for Imaging, Inc. (a)	27,354	318,948
Hutchinson Technology, Inc. (a)	2,100	12,222
Imation Corporation	101,656	896,606
Immersion Corporation (a)	41,500	152,305
Intevac, Inc. (a)	12,806	130,621
Lexmark International, Inc. - Class A (a)	46,200	1,178,100
Logitech International S.A. (a)	19,700	334,900
NCR Corporation (a)	33,500	340,025
NetApp, Inc. (a)	100	2,705
Netezza Corporation (a)	125,780	1,162,207
QLogic Corporation (a)	52,300	917,342
Silicon Graphics International Corporation (a)	2,200	13,112
STEC, Inc. (a)	300	6,396
Stratasys, Inc. (a)	66,927	1,056,108
Synaptics, Inc. (a)	64,787	1,457,708
		9,648,349
Electronic Equipment, Instruments & Components - 1.2%
Agilysys, Inc.	5,800	27,318
Arrow Electronics, Inc. (a)	9,300	235,662
China Security & Surveillance Technology, Inc. (a)	3,100	16,213
Cognex Corporation	56,151	903,470
Coherent, Inc. (a)	25,991	653,154
Daktronics, Inc.	68,187	512,766
Dolby Laboratories, Inc. - Class A (a)	3,300	138,402
DTS, Inc. (a)	45,340	1,280,855
Echelon Corporation (a)	39,339	536,977
FLIR Systems, Inc. (a)	500	13,905
Ingram Micro, Inc. - Class A (a)	26,600	469,490
Itron, Inc. (a)	18,400	1,104,736
Littelfuse, Inc. (a)	33,045	910,720
Maxwell Technologies, Inc. (a)	12,384	222,045
Measurement Specialties, Inc. (a)	1,600	12,336

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 64.6% (Continued)	Shares	Value
Information Technology - 7.7% (Continued)
Electronic Equipment, Instruments & Components - 1.2% (Continued)
MTS Systems Corporation	300	$7,950
Nam Tai Electronics, Inc.	300	1,665
Plexus Corporation (a)	3,600	91,080
RadiSys Corporation (a)	8,000	68,080
Research Frontiers, Inc. (a)	17,962	65,022
SYNNEX Corporation (a)	33,690	866,844
Trimble Navigation Ltd. (a)	13,400	280,998
Universal Display Corporation (a)	106,400	1,208,704
X-Rite, Inc. (a)	30,706	61,412
Zygo Corporation (a)	9,958	68,810
		9,758,614
Internet Software & Services - 0.9%
Constant Contact, Inc. (a)	44,338	734,681
DealerTrack Holdings, Inc. (a)	58,463	963,470
Dice Holdings, Inc. (a)	200	1,202
Digital River, Inc. (a)	3,600	82,188
DivX, Inc. (a)	900	4,329
Equinix, Inc. (a)	13,200	1,126,224
Innodata Isogen, Inc. (a)	2,200	14,256
J2 Global Communications, Inc. (a)	3,400	69,530
Knot, Inc. (The) (a)	84,887	905,744
LoopNet, Inc. (a)	85,593	747,227
Marchex, Inc. - Class B	2,000	9,060
ModusLink Global Solutions, Inc. (a)	300	2,466
OpenTable, Inc. (a)	261	6,436
Rackspace Hosting, Inc. (a)	300	5,025
RADVision Ltd. (a)	15,800	97,486
RealNetworks, Inc. (a)	25,496	91,021
SAVVIS, Inc. (a)	1,800	26,622
Sohu.com, Inc. (a)	25,970	1,443,932
support.com, Inc. (a)	24,224	58,138
Switch & Data Facilities Company, Inc. (a)	500	8,365
Terremark Worldwide, Inc. (a)	34,987	223,567
Travelzoo, Inc. (a)	5,375	74,283
United Online, Inc.	4,500	36,000
Vocus, Inc. (a)	20,565	372,226
WebMD Health Corporation (a)	24,623	838,659
Yahoo, Inc. (a)	100	1,590
		7,943,727
IT Services - 0.6%
Alliance Data Systems Corporation (a)	11,400	626,772
Broadridge Financial Solutions, Inc.	9,400	195,614
CyberSource Corporation (a)	58,418	956,887
Euronet Worldwide, Inc. (a)	4,815	113,875
Exlservice Holdings, Inc. (a)	800	10,888
Heartland Payment Systems, Inc.	400	4,916
Hewitt Associates, Inc. - Class A (a)	9,400	333,888
InfoGROUP, Inc. (a)	12,939	84,880
Integral Systems, Inc. (a)	12,658	106,327

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 64.6% (Continued)	Shares	Value
Information Technology - 7.7% (Continued)
IT Services - 0.6% (Continued)
NCI, Inc. (a)	10,027	$269,827
Rightnow Technologies, Inc. (a)	45,800	698,908
TeleTech Holdings, Inc. (a)	11,929	213,410
Unisys Corporation (a)	4,830	140,746
Wright Express Corporation (a)	43,516	1,214,531
		4,971,469
Office Electronics - 0.0%
Xerox Corporation	300	2,256

Semiconductors & Semiconductor Equipment - 1.6%
Advanced Energy Industries, Inc. (a)	31,847	388,852
Amkor Technology, Inc. (a)	2,100	11,571
Brooks Automation, Inc. (a)	73,184	503,506
Cree, Inc. (a)	200	8,420
Cypress Semiconductor Corporation (a)	95,400	804,222
DSP Group, Inc. (a)	900	5,202
Exar Corporation (a)	97,050	669,645
EZchip Semiconductor Ltd. (a)	400	4,788
FormFactor, Inc. (a)	46,330	787,147
Intersil Corporation - Class A	155,889	1,956,407
Kulicke & Soffa Industries, Inc. (a)	261,107	1,214,147
Microsemi Corporation (a)	1,000	13,310
MKS Instruments, Inc. (a)	51,060	798,578
Monolithic Power Systems, Inc. (a)	59,633	1,192,064
Rubicon Technology, Inc. (a)	33,706	509,635
Rudolph Technologies, Inc. (a)	4,400	27,896
Semtech Corporation (a)	6,100	94,367
Sigma Designs, Inc. (a)	66,745	801,607
Silicon Image, Inc. (a)	335,424	707,745
Skyworks Solutions, Inc. (a)	200	2,086
STMicroelectronics N.V.	100	796
Supertex, Inc. (a)	22,700	550,475
Teradyne, Inc. (a)	58,900	492,993
Tessera Technologies, Inc. (a)	200	4,422
Trident Microsystems, Inc. (a)	120,700	226,916
TriQuint Semiconductor, Inc. (a)	4,800	25,872
UltraTech, Inc. (a)	32,941	425,598
Varian Semiconductor Equipment Associates, Inc. (a)	17,940	509,316
Veeco Instruments, Inc. (a)	7,974	194,167
Verigy Ltd. (a)	1,700	16,728
Virage Logic Corporation (a)	500	2,950
		12,951,428
Software - 1.6%
ACI Worldwide, Inc. (a)	1,000	16,090
ANSYS, Inc. (a)	23,289	945,068
ArcSight, Inc. (a)	800	19,776
AsiaInfo Holdings, Inc. (a)	600	13,236
Blackboard, Inc. (a)	30,087	1,067,186
China TransInfo Technology Corporation (a)	3,300	23,001

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 64.6% (Continued)	Shares	Value
Information Technology - 7.7% (Continued)
Software - 1.6% (Continued)
Chordiant Software, Inc. (a)	16,060	$55,889
ClickSoftware Technologies Ltd. (a)	3,600	18,576
CommVault Systems, Inc. (a)	3	59
Compuware Corporation (a)	177,265	1,251,491
Concur Technologies, Inc. (a)	32,100	1,144,044
DemandTec, Inc. (a)	3,542	31,134
Electronic Arts, Inc. (a)	1,000	18,240
FactSet Research Systems, Inc.	5,600	358,680
Fair Isaac Corporation	20,235	411,377
FalconStor Software, Inc. (a)	11,078	36,890
GSE Systems, Inc. (a)	200	1,204
Interactive Intelligence, Inc. (a)	400	6,708
Kenexa Corporation (a)	200	2,520
Lawson Software, Inc. (a)	67,766	427,603
Manhattan Associates, Inc. (a)	42,081	965,759
Midway Games, Inc. (a)	51,015	1,530
Net 1 UEPS Technologies, Inc. (a)	6,900	120,681
NetSuite, Inc. (a)	24,181	337,809
Nuance Communications, Inc. (a)	100	1,311
Parametric Technology Corporation (a)	28,900	430,899
Quest Software, Inc. (a)	5,000	83,850
Rosetta Stone, Inc. (a)	4,000	83,000
Rovi Corporation (a)	17,800	490,390
Scientific Learning Corporation (a)	400	2,020
Shanda Interactive Entertainment Ltd. (a)	19,000	829,920
Sonic Solutions, Inc. (a)	27,372	133,028
Sourcefire, Inc. (a)	300	6,090
SuccessFactors, Inc. (a)	62,177	950,686
Sybase, Inc. (a)	4,275	169,119
Symyx Technologies, Inc. (a)	1,900	11,153
Take-Two Interactive Software, Inc. (a)	188,175	2,064,280
THQ, Inc. (a)	23,500	122,905
TiVo, Inc. (a)	900	9,792
Tyler Technologies, Inc. (a)	55,900	1,063,218
Vasco Data Security International, Inc. (a)	3,100	18,848
		13,745,060
Materials - 3.4%
Chemicals - 0.7%
A. Schulman, Inc.	16,352	284,034
Airgas, Inc.	10,300	456,908
Altair Nanotechnologies, Inc. (a)	226,906	231,444
American Vanguard Corporation	34,198	283,843
Cabot Corporation	300	6,579
China Agritech, Inc. (a)	300	4,428
Cytec Industries, Inc.	3,700	122,729
Dow Chemical Company (The)	100	2,348
Ferro Corporation	48,583	297,814
Georgia Gulf Corporation (a)	1,500	21,555
Hawkins, Inc.	14,793	310,949

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 64.6% (Continued)	Shares	Value
Materials - 3.4% (Continued)
Chemicals - 0.7% (Continued)
Huntsman Corporation	3,500	$27,825
Innophos Holdings, Inc.	300	5,805
KMG Chemicals, Inc.	400	4,920
Koppers Holdings, Inc.	800	20,896
NewMarket Corporation	3,400	317,900
OMNOVA Solutions, Inc. (a)	2,000	12,820
Terra Industries, Inc.	68,989	2,191,781
Valhi, Inc.	5,400	50,706
Westlake Chemical Corporation	897	21,788
Yongye International, Inc. (a)	1,500	13,095
Zoltek Companies, Inc. (a)	155,386	1,384,489
		6,074,656
Construction Materials - 0.3%
Eagle Materials, Inc.	48,289	1,199,982
Headwaters, Inc. (a)	177,310	730,517
Martin Marietta Materials, Inc.	4,300	358,276
United States Lime & Minerals, Inc. (a)	1,909	66,948
Vulcan Materials Company	100	4,603
		2,360,326
Containers & Packaging - 0.7%
AEP Industries, Inc. (a)	300	10,464
Bemis Company, Inc.	600	15,498
BWAY Holding Company (a)	200	3,554
Greif, Inc. - Class A	4,200	224,784
Packaging Corporation of America	9,758	178,376
Pactiv Corporation (a)	94,033	2,171,222
Rock-Tenn Company	2,900	127,020
Sealed Air Corporation	42,189	811,294
Silgan Holdings, Inc.	47,306	2,542,698
		6,084,910
Metals & Mining - 1.6%
AK Steel Holding Corporation	191,300	3,035,931
Alcoa, Inc.	300	3,726
Allegheny Technologies, Inc.	92,200	2,845,292
Allied Nevada Gold Corporation (a)	28,508	272,251
Amcol International Corporation	24,188	629,856
Brush Engineered Materials, Inc. (a)	5,600	103,320
China Precision Steel, Inc. (a)	60,272	133,804
Cliffs Natural Resources, Inc.	100	3,557
Compass Minerals International, Inc.	48,200	3,003,824
Exeter Resource Corporation (a)	1,900	10,203
Freeport-McMoRan Copper & Gold, Inc. (a)	200	14,672
General Moly, Inc. (a)	24,400	53,680
General Steel Holdings, Inc. (a)	68,845	256,103
Gerdau Ameristeel Corporation	300	2,040
IAMGOLD Corporation	1,300	17,095
International Tower Hill Mines Ltd. (a)	2,500	11,775
Kinross Gold Corporation	200	3,716
Northern Dynasty Minerals Ltd. (a)	1,700	11,016

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 64.6% (Continued)	Shares	Value
Materials - 3.4% (Continued)
Metals & Mining - 1.6% (Continued)
RTI International Metals, Inc. (a)	35,500	$735,205
Schnitzer Steel Industries, Inc. - Class A	35,581	1,538,523
Seabridge Gold, Inc (a)	200	4,016
Silver Standard Resources, Inc. (a)	996	18,506
Stillwater Mining Company (a)	900	5,580
Teck Resources Ltd. (a)	200	5,784
Thompson Creek Metals Company, Inc. (a)	17,019	173,253
U.S. Energy Corporation (a)	3,400	17,884
Walter Energy, Inc.	5,300	310,050
Yamana Gold, Inc.	400	4,260
		13,224,922
Paper & Forest Products - 0.1%
AbitibiBowater, Inc. (a)	70,886	13,823
Deltic Timper Corporation	6,882	292,485
Domtar Corporation (a)	800	33,512
Schweitzer-Mauduit International, Inc.	300	15,495
		355,315
Telecommunication Services - 0.7%
Diversified Telecommunication Services - 0.4%
Alaska Communications Systems Group, Inc.	61,761	480,500
Cbeyond, Inc. (a)	78,163	1,043,476
General Communication, Inc. (a)	15,339	94,335
Global Crossing Ltd. (a)	1,700	19,380
Iowa Telecommunications Services, Inc.	50,765	597,504
Iridium Communications, Inc. (a)	1,200	10,680
Neutral Tandem, Inc. (a)	11,100	234,099
Premiere Global Services, Inc. (a)	40,729	304,246
SureWest Communications (a)	800	7,056
tw telecom, inc. (a)	40,600	511,560
Windstream Corporation	100	964
		3,303,800
Wireless Telecommunication Services - 0.3%
American Tower Corporation (a)	200	7,364
iPCS, Inc. (a)	500	11,935
Leap Wireless International, Inc. (a)	4,100	54,202
MetroPCS Communications, Inc. (a)	8,800	54,824
NTELOS Holdings Corporation	34,100	514,910
SBA Communications Corporation - Class A (a)	15,900	448,539
Syniverse Holdings, Inc. (a)	48,858	836,938
USA Mobility, Inc.	17,700	192,930
		2,121,642
Utilities - 0.7%
Electric Utilities - 0.3%
Cleco Corporation	38,801	960,325
Hawaiian Electric Industries, Inc.	70,510	1,258,603
Unitil Corporation	1,889	39,083
		2,258,011

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 64.6% (Continued)	Shares	Value
Utilities - 0.7% (Continued)
Gas Utilities - 0.0%
China Natural Gas, Inc. (a)	6,200	$72,850
National Fuel Gas Company	5,900	267,506
Suburban Propane Partners, L.P.	2,000	86,040
		426,396
Multi-Utilities - 0.2%
Black Hills Corporation	37,403	911,511
CMS Energy Corporation	61,200	813,960
		1,725,471
Water Utilities - 0.2%
Aqua America, Inc.	92,895	1,435,228
Cascal N.V.	4,400	23,848
Southwest Water Company	8,000	44,560
		1,503,636

Total Common Stocks (Proceeds $572,693,788)		$534,851,159

RIGHTS - 0.0%	Shares	Value
Zion Oil & Gas, Inc. (Proceeds $6,209)	1,541	$613

CLOSED-END FUNDS - 0.0%	Shares	Value
Alpine Total Dynamic Dividend Fund	1,715	$14,526
Federated Premier Municipal Income Fund	900	12,087
Flaherty & Crumrine/Claymore Preferred Securities Income Fund	700	8,659
Nicholas-Applegate Convertible & Income Fund	1,100	8,932
Total Closed-End Funds (Proceeds $46,955)		$44,204

Total Securities Sold Short - 64.6% (Proceeds $572,746,952)		$534,895,976

ADR - American Depositary Receipt.

(a)	Non-income producing security.

See accompanying notes to financial statements.

TFS SMALL CAP FUND
SCHEDULE OF INVESTMENTS
October 31, 2009

COMMON STOCKS - 98.9%	Shares	Value
Consumer Discretionary - 14.4%
Auto Components - 1.1%
China Automotive Systems, Inc. (a)	1,900	$19,684
Cooper Tire & Rubber Company	2,000	30,520
Dana Holding Corporation (a)	7,800	44,148
Federal-Mogul Corporation (a)	1,400	15,610
Modine Manufacturing Company	2,100	21,630
Tenneco, Inc. (a)	800	10,896
WABCO Holdings, Inc.	900	21,348
Wonder Auto Technology, Inc. (a)	1,500	19,410
		183,246
Distributors - 0.1%
Audiovox Corporation (a)	3,134	20,246

Diversified Consumer Services - 0.6%
Corinthian Colleges, Inc. (a)	2,600	41,236
Grand Canyon Education, Inc. (a)	500	8,110
Hillenbrand, Inc.	2,400	47,952
		97,298
Hotels, Restaurants & Leisure - 2.6%
Bally Technologies, Inc. (a)	1,600	63,024
Chipotle Mexican Grill, Inc. - Class A (a)	700	57,043
Denny's Corporation (a)	6,600	14,520
DineEquity, Inc. (a)	2,100	44,436
Einstein Noah Restaurant Group, Inc. (a)	1,296	16,874
Frisch's Restaurants, Inc.	411	9,638
International Speedway Corporation - Class A	1,900	48,469
Landry's Restaurants, Inc. (a)	5,200	56,680
Multimedia Games, Inc. (a)	9,000	44,190
Papa John's International, Inc. (a)	900	20,250
Penn National Gaming, Inc. (a)	200	5,026
Wendy's/Arby's Group, Inc. - Class A	9,100	35,945
Wyndham Worldwide Corporation	1,400	23,870
		439,965
Household Durables - 1.8%
American Greetings Corporation - Class A	3,200	65,088
Beazer Homes USA, Inc. (a)	1,500	6,585
Furniture Brands International, Inc. (a)	4,200	17,850
Helen of Troy Ltd. (a)	2,200	50,248
Hovnanian Enterprises, Inc. - Class A (a)	5,500	21,505
Jarden Corporation	700	19,173
Lennar Corporation - Class A	1,800	22,680
Sealy Corporation (a)	17,100	49,590
Standard Pacific Corporation (a)	6,200	18,600
Tupperware Corporation	700	31,514
		302,833
Internet & Catalog Retail - 0.2%
HSN, Inc. (a)	1,600	23,904

TFS SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.9% (Continued)	Shares	Value
Consumer Discretionary - 14.4% (Continued)
Internet & Catalog Retail - 0.2% (Continued)
Overstock.com, Inc. (a)	700	$9,800
		33,704
Leisure Equipment & Products - 0.3%
Brunswick Corporation	2,290	21,709
RC2 Corporation (a)	2,300	30,038
		51,747
Media - 2.4%
Carmike Cinemas, Inc. (a)	1,400	13,762
CTC Media, Inc. (a)	1,900	30,552
DreamWorks Animation SKG, Inc. - Class A (a)	1,100	35,200
Harte-Hanks, Inc.	1,900	22,306
Interactive Data Corporation	1,700	44,710
Knology, Inc. (a)	4,200	42,210
Liberty Media Corporation - Series A (a)	1,200	24,828
Lions Gate Entertainment Corporation (a)	1,200	6,228
Live Nation, Inc. (a)	3,200	21,312
LodgeNet Interactive Corporation (a)	9,873	47,884
Mediacom Communications Corporation (a)	4,100	19,598
Regal Entertainment Group	300	3,783
SIRIUS XM Radio, Inc. (a)	113,970	66,786
Value Line, Inc.	400	12,304
		391,463
Multi-Line Retail - 0.7%
Dillard's, Inc.	4,400	59,928
Family Dollar Stores, Inc.	200	5,660
Retail Ventures, Inc. (a)	3,300	21,153
Saks, Inc. (a)	4,100	23,001
		109,742
Specialty Retail - 1.9%
Conn's, Inc. (a)	100	631
Destination Maternity Corporation (a)	583	11,689
Dress Barn, Inc. (a)	400	7,220
Hot Topic, Inc. (a)	1,700	13,090
J Crew Group, Inc. (a)	1,500	61,170
MarineMax, Inc. (a)	2,800	19,068
New York & Company, Inc. (a)	5,000	22,000
OfficeMax, Inc. (a)	1,800	20,574
Pep Boys - Manny, Moe & Jack	5,300	46,481
Rent-A-Center, Inc. (a)	100	1,836
Signet Jewelers Ltd. (a)	700	17,647
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	3,600	54,504
West Marine, Inc. (a)	2,500	19,050
Williams-Sonoma, Inc.	700	13,146
		308,106
Textiles, Apparel & Luxury Goods - 2.7%
CROCS, Inc. (a)	6,200	37,696
Fossil, Inc. (a)	800	21,384
Jones Apparel Group, Inc.	2,900	51,881

TFS SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.9% (Continued)	Shares	Value
Consumer Discretionary - 14.4% (Continued)
Textiles, Apparel & Luxury Goods - 2.7% (Continued)
Liz Claiborne, Inc.	7,600	$43,624
Maidenform Brands, Inc. (a)	1,500	21,120
Perry Ellis International, Inc. (a)	3,700	50,579
Quiksilver, Inc. (a)	22,500	44,775
Skechers U.S.A., Inc. - Class A (a)	1,400	30,548
UniFirst Corporation	1,200	50,520
Warnaco Group, Inc. (The) (a)	1,200	48,636
Wolverine World Wide, Inc.	2,100	53,718
		454,481
Consumer Staples - 3.1%
Food & Staples Retailing - 0.7%
Andersons, Inc. (The)	1,600	49,648
BJ's Wholesale Club, Inc. (a)	300	10,509
Rite Aid Corporation (a)	7,300	9,417
SUPERVALU, Inc.	1,400	22,218
Susser Holdings Corporation (a)	2,200	26,158
		117,950
Food Products - 1.6%
AgFeed Industries, Inc. (a)	1,300	5,733
B&G Foods, Inc.	2,800	21,868
Chiquita Brands International, Inc. (a)	1,200	19,428
Corn Products International, Inc.	1,705	48,047
Darling International, Inc. (a)	3,300	22,935
Del Monte Foods Company	1,900	20,520
Fresh Del Monte Produce, Inc. (a)	1,100	23,881
Hain Celestial Group, Inc. (The) (a)	2,800	49,112
Reddy Ice Holdings, Inc (a)	11,000	43,450
Sanderson Farms, Inc.	300	10,977
		265,951
Personal Products - 0.8%
Bare Escentuals, Inc. (a)	2,200	27,786
Female Health Company (The) (a)	4,799	22,220
Nu Skin Enterprises, Inc. - Class A	1,200	27,312
Prestige Brands Holdings, Inc. (a)	4,800	32,448
Schiff Nutrition International, Inc. (a)	1,477	8,522
Tiens Biotech Group (USA), Inc. (a)	1,733	7,001
		125,289
Energy - 5.7%
Energy Equipment & Services - 1.9%
Cal Dive International, Inc. (a)	2,300	17,664
Geokinetics, Inc. (a)	1,300	20,904
Hercules Offshore, Inc. (a)	2,000	10,260
ION Geophysical Corporation (a)	8,700	33,321
Matrix Service Company (a)	2,800	24,836
Natural Gas Services Group, Inc. (a)	1,400	23,618
Oceaneering International, Inc. (a)	200	10,220
Oil States International, Inc. (a)	800	27,552
Pioneer Drilling Company (a)	4,900	32,781

TFS SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.9% (Continued)	Shares	Value
Energy - 5.7% (Continued)
Energy Equipment & Services - 1.9% (Continued)
Precision Drilling Trust	2,000	$13,100
Rowan Companies, Inc.	700	16,275
T-3 Energy Services, Inc. (a)	700	14,014
TETRA Technologies, Inc. (a)	4,700	44,462
Union Drilling, Inc. (a)	4,436	33,891
		322,898
Oil, Gas & Consumable Fuels - 3.8%
Advantage Oil & Gas Ltd.	2,800	17,248
Alon USA Energy, Inc.	2,100	17,640
Approach Resources, Inc. (a)	2,101	16,304
Atlas Energy, Inc.	300	7,854
Atlas Pipeline Partners, L.P.	1,200	8,424
ATP Oil & Gas Corporation (a)	400	6,924
Concho Resources, Inc. (a)	600	22,866
Contango Oil & Gas Company (a)	100	4,765
CVR Energy, Inc. (a)	1,800	18,936
Delek US Holdings, Inc.	2,400	16,200
Denison Mines Corporation (a)	8,000	11,840
DHT Maritime, Inc.	3,400	11,628
Eagle Rock Energy Partners, L.P.	700	3,318
Frontier Oil Corporation	600	8,316
Gran Tierra Energy, Inc. (a)	4,700	22,372
Gulfport Energy Corporation (a)	2,600	19,838
Holly Corporation	2,000	58,020
International Coal Group, Inc. (a)	1,800	7,362
Linn Energy, LLC	200	4,900
McMoRan Exploration Company (a)	1,500	11,535
Oilsands Quest, Inc. (a)	10,760	12,912
Patriot Coal Corporation (a)	600	6,780
Pengrowth Energy Trust	1,900	17,480
Petroleum Development Corporation (a)	1,800	30,060
Provident Energy Trust	1,700	10,489
Quicksilver Resources, Inc. (a)	3,800	46,360
Southern Union Company	1,800	35,226
Stone Energy Corporation (a)	1,000	15,330
Teekay Corporation	1,300	26,975
Teekay Tankers Ltd. - Class A	2,668	21,611
USEC, Inc. (a)	6,900	26,634
VAALCO Energy, Inc. (a)	7,700	32,802
Warren Resources, Inc. (a)	12,000	25,920
Western Refining, Inc. (a)	3,100	17,391
		622,260
Financials - 15.3%
Capital Markets - 2.3%
American Capital Ltd. (a)	12,900	34,572
Apollo Investment Corporation	3,500	31,500
Ares Capital Corporation	2,000	20,880
BlackRock Kelso Capital Corporation	1,800	13,158
Broadpoint Gleacher Securities Group, Inc. (a)	2,700	17,199

TFS SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.9% (Continued)	Shares	Value
Financials - 15.3% (Continued)
Capital Markets - 2.3% (Continued)
Duff & Phelps Corporation	800	$13,752
E*TRADE Financial Corporation (a)	21,500	31,390
FBR Capital Markets Corporation (a)	4,900	29,890
Fifth Street Finance Corporation	1,400	13,762
Fortress Investment Group, LLC (a)	6,500	27,235
GFI Group, Inc.	2,200	11,330
Gladstone Capital Corporation	2,700	22,167
KBW, Inc. (a)	700	19,600
MCG Capital Corporation (a)	4,334	17,292
MF Global Ltd. (a)	200	1,424
PennantPark Investment Corporation	1,700	13,141
Rodman & Renshaw Capital Group, Inc. (a)	6,700	28,676
Safeguard Scientifics, Inc. (a)	2,404	23,415
Sanders Morris Harris Group, Inc.	2,600	15,106
		385,489
Commercial Banks - 4.8%
Banco Latinoamericano de Comercio Exterior, S.A. - Class E - ADR	1,800	25,398
Boston Private Financial Holdings, Inc.	8,900	52,955
CapitalSource, Inc.	15,030	53,507
Cathay General Bancorp	4,600	40,618
CoBiz, Inc.	3,300	15,741
Commerce Bancshares, Inc.	600	23,016
Community Bank System, Inc.	2,500	46,525
Community Trust Bancorporation, Inc.	822	20,238
East West Bancorp, Inc.	4,400	39,732
First Bancorporation	5,300	10,017
First Busey Corporation	4,274	16,540
First Community Bancshares, Inc.	3,057	35,583
First Midwest Bancorp, Inc.	1,900	19,760
First of Long Island Corporation (The)	500	12,085
Heartland Financial USA, Inc.	1,900	24,396
Huntington Bancshares, Inc.	4,500	17,145
Independent Bank Corporation	800	17,016
Lakeland Bancorp, Inc.	3,660	22,253
Marshall & Ilsley Corporation	6,500	34,580
Oriental Financial Group, Inc.	3,100	33,015
Peoples Bancorp, Inc.	2,894	31,082
Pinnacle Financial Partners, Inc. (a)	3,100	39,370
Popular, Inc.	15,200	32,832
Santander BanCorp (a)	1,700	19,550
Shore Bancshares, Inc.	1,000	16,310
Southwest Bancorp, Inc.	1,500	14,760
Sterling Financial Corporation (a)	17,100	13,680
SVB Financial Group (a)	1,200	49,500
Western Alliance Bancorp (a)	6,300	27,405
		804,609
Consumer Finance - 0.8%
AmeriCredit Corporation (a)	2,600	45,890

TFS SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.9% (Continued)	Shares	Value
Financials - 15.3% (Continued)
Consumer Finance - 0.8% (Continued)
Cardtronics, Inc. (a)	3,800	$37,810
EZCORP, Inc. - Class A (a)	1,600	20,752
Nelnet, Inc. - Class A (a)	1,600	22,448
World Acceptance Corporation (a)	100	2,509
		129,409
Diversified Financial Services - 0.2%
Compass Diversified Holdings, Inc.	3,000	30,690

Insurance - 4.7%
Allied World Assurance Company Holdings Ltd.	1,100	49,236
Ambac Financial Group, Inc.	7,300	8,395
American Financial Group, Inc. (a)	1,200	29,520
American Safety Insurance Holdings Ltd. (a)	300	4,446
Argo Group International Holdings Ltd. (a)	1,300	44,148
Aspen Insurance Holdings Ltd.	800	20,640
Assured Guaranty Ltd.	1,100	18,238
CNA Surety Corporation (a)	2,198	31,783
Conseco, Inc. (a)	5,700	29,697
Delphi Financial Group, Inc. - Class A	2,100	45,570
Erie Indemnity Company - Class A	200	7,050
FBL Financial Group, Inc. - Class A	1,900	38,285
Fidelity National Financial, Inc. - Class A	3,400	46,138
Flagstone Reinsurance Holdings Ltd.	3,200	35,040
Hallmark Financial Services, Inc. (a)	3,300	25,311
Horace Mann Educators Corporation	1,500	18,645
Kansas City Life Insurance Company	685	18,385
Maiden Holdings Ltd.	2,000	13,860
Max Capital Group Ltd.	1,000	20,650
Meadowbrook Insurance Group, Inc.	4,800	32,304
Platinum Underwriters Holdings Ltd.	500	17,885
Reinsurance Group of America, Inc.	400	18,440
SeaBright Insurance Holdings Ltd. (a)	3,180	35,553
StanCorp Financial Group, Inc.	700	25,697
Transatlantic Holdings, Inc.	1,000	50,500
United Fire & Casualty Company	1,500	26,220
Unitrin, Inc.	2,500	49,000
Universal Insurance Holdings, Inc.	4,100	21,771
		782,407
Real Estate Investment Trusts - 1.4%
American Capital Agency Corporation	600	15,600
Anworth Mortgage Asset Corporation	1,700	12,121
Capstead Mortgage Corporation	2,203	28,992
Care Investment Trust, Inc.	1,400	11,214
Chimera Investment Corporation	5,200	18,148
Cousins Properties, Inc.	900	6,588
Education Realty Trust, Inc.	5,600	28,056
Hersha Hospitality Trust	5,288	13,537
LTC Properties, Inc.	1,100	26,125
MFA Financial, Inc.	3,200	23,744

TFS SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.9% (Continued)	Shares	Value
Financials - 15.3% (Continued)
Real Estate Investment Trusts - 1.4% (Continued)
PS Business Parks, Inc.	400	$19,588
Saul Centers, Inc.	800	24,608
		228,321
Thrifts & Mortgage Finance - 1.1%
Dime Community Bancshares, Inc.	3,600	39,564
Federal Agricultural Mortgage Corporation	1,900	15,257
Flushing Financial Corporation	1,500	16,845
MGIC Investment Corporation (a)	1,400	6,034
Northwest Bancorp, Inc.	1,400	30,800
Ocwen Financial Corporation (a)	2,200	24,046
Provident New York Bancorp	2,000	17,060
Radian Group, Inc.	1,400	8,106
Roma Financial Corporation	2,128	26,366
		184,078
Health Care - 14.8%
Biotechnology - 3.0%
Abraxis BioScience, Inc. (a)	900	28,098
Allos Therapeutics, Inc. (a)	1,800	10,170
Amylin Pharmaceuticals, Inc. (a)	3,790	41,842
Arena Pharmaceuticals, Inc. (a)	2,000	7,060
BioCryst Pharmaceuticals, Inc. (a)	2,900	25,897
Cubist Pharmaceuticals, Inc. (a)	900	15,246
Cytokinetics, Inc. (a)	6,600	21,054
Emergent BioSolutions, Inc. (a)	1,200	17,304
Exelixis, Inc. (a)	3,400	20,672
Geron Corporation (a)	6,400	39,104
Immunomedics, Inc. (a)	1,900	6,764
Isis Pharmaceuticals, Inc. (a)	1,800	22,806
MannKind Corporation (a)	1,970	10,283
Myriad Genetics, Inc. (a)	600	14,568
Nanosphere, Inc. (a)	1,699	11,349
NeurogesX, Inc. (a)	2,500	19,725
Onyx Pharmaceuticals, Inc. (a)	100	2,660
Protalix BioTherapeutics, Inc. (a)	2,800	26,544
Rigel Pharmaceuticals, Inc. (a)	1,200	7,692
Savient Pharmaceuticals, Inc. (a)	800	10,080
Sinovac Biotech Ltd. (a)	2,910	21,563
Spectrum Pharmaceuticals, Inc. (a)	4,300	17,845
Targacept, Inc. (a)	2,700	50,625
United Therapeutics Corporation (a)	500	21,270
Vanda Pharmaceuticals, Inc. (a)	1,900	19,380
ZymoGenetics, Inc. (a)	1,300	6,045
		495,646
Health Care Equipment & Supplies - 2.9%
Abaxis, Inc. (a)	700	15,974
Alphatec Holdings, Inc. (a)	2,801	13,389
Cooper Companies, Inc. (The)	2,200	61,622
CryoLife, Inc. (a)	2,500	15,000
Endologix, Inc. (a)	4,500	21,420

TFS SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.9% (Continued)	Shares	Value
Health Care - 14.8% (Continued)
Health Care Equipment & Supplies - 2.9% (Continued)
Integra LifeSciences Holdings Corporation (a)	600	$18,324
Invacare Corporation	1,300	29,159
Inverness Medical Innovations, Inc. (a)	1,300	49,413
Kensey Nash Corporation (a)	1,401	33,498
Medical Action Industries, Inc. (a)	1,700	18,598
NuVasive, Inc. (a)	1,300	47,177
Quidel Corporation (a)	3,650	52,195
Sirona Dental Systems, Inc. (a)	1,100	29,601
Synovis Life Technologies, Inc. (a)	1,900	22,914
Teleflex, Inc.	300	14,925
Thoratec Corporation (a)	400	10,504
TomoTherapy, Inc. (a)	4,500	14,940
Wright Medical Group, Inc. (a)	1,300	21,125
		489,778
Health Care Providers & Services - 5.4%
Alliance Imaging, Inc. (a)	4,200	22,848
Allion Healthcare, Inc. (a)	2,600	16,744
Amedysis, Inc. (a)	1,400	55,706
American Dental Partners, Inc. (a)	1,800	21,402
AMN Healthcare Services, Inc. (a)	2,200	18,304
AmSurg Corporation (a)	2,500	52,675
Centene Corporation (a)	3,300	58,839
Community Health Systems, Inc. (a)	1,400	43,792
Continucare Corporation (a)	7,506	19,666
Corvel Corporation (a)	584	16,644
Coventry Health Care, Inc. (a)	1,100	21,813
Cross Country Healthcare, Inc. (a)	2,300	18,998
Emergency Medical Services Corporation (a)	500	24,010
Hanger Orthopedic Group, Inc. (a)	1,500	20,760
Health Management Associates, Inc. - Class A (a)	3,400	20,740
Health Net, Inc. (a)	1,200	17,892
inVentiv Health, Inc. (a)	1,200	20,376
Lincare Holdings, Inc. (a)	300	9,423
MedCath Corporation (a)	1,730	14,203
MEDNAX, Inc. (a)	400	20,768
Molina Healthcare, Inc. (a)	1,100	20,592
National Research Corporation	984	22,701
NightHawk Radiology Holdings, Inc. (a)	4,000	23,960
NovaMed, Inc. (a)	2,406	9,696
Odyssey Healthcare, Inc. (a)	1,600	22,304
Omnicare, Inc.	500	10,835
Provident Service Corporation (a)	1,928	24,023
RehabCare Group, Inc. (a)	900	16,875
Res-Care, Inc. (a)	1,500	18,045
Sun Healthcare Group, Inc. (a)	4,700	42,676
Sunrise Senior Living, Inc. (a)	10,000	41,600
Tenet Healthcare Corporation (a)	8,000	40,960
U.S. Physical Therapy, Inc. (a)	2,203	30,930
Universal American Corporation (a)	2,200	22,000

TFS SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.9% (Continued)	Shares	Value
Health Care - 14.8% (Continued)
Health Care Providers & Services - 5.4% (Continued)
Universal Health Services, Inc. - Class B	500	$27,825
		890,625
Health Care Technology - 0.6%
athenahealth, Inc. (a)	300	11,283
Eclipsys Corporation (a)	1,200	22,500
IMS Health, Inc.	3,500	57,365
MedAssets, Inc. (a)	400	8,776
		99,924
Life Sciences Tools & Services - 1.4%
Bio-Rad Laboratories, Inc. - Class A (a)	557	49,790
Bruker Corporation (a)	1,900	20,596
Cambrex Corporation (a)	2,290	13,740
Covance, Inc. (a)	900	46,512
Helicos BioSciences Corporation (a)	9,700	18,333
Kendle International, Inc. (a)	3,700	62,456
Parexel International Corporation (a)	1,800	22,536
Sequenom, Inc. (a)	3,000	8,280
		242,243
Pharmaceuticals - 1.5%
Ardea Biosciences, Inc. (a)	900	12,150
BioForm Medical, Inc. (a)	17,377	62,905
Caraco Pharmaceutical Laboratories Ltd. (a)	3,400	12,512
Endo Pharmaceuticals Holdings, Inc. (a)	1,000	22,400
Inspire Pharmaceuticals, Inc. (a)	4,000	17,880
Lannett Company, Inc. (a)	3,700	24,864
Matrixx Initiatives, Inc. (a)	1,500	6,750
Medicines Company (The) (a)	1,800	12,942
Nektar Therapeutics (a)	800	6,496
Par Pharmaceutical Companies, Inc. (a)	1,100	23,067
Perrigo Company	1,000	37,190
SuperGen, Inc. (a)	2,400	5,616
		244,772
Industrials - 14.2%
Aerospace & Defense - 1.4%
AeroVironment, Inc. (a)	100	2,666
Ceradyne, Inc. (a)	400	6,448
Cubic Corporation	400	13,884
DynCorp International, Inc. - Class A (a)	1,800	30,600
Esterline Technologies Corporation (a)	1,100	46,321
GenCorp, Inc. (a)	9,000	66,960
Ladish Company, Inc. (a)	1,400	18,144
Taser International, Inc. (a)	9,800	40,082
		225,105
Air Freight & Logistics - 0.6%
Air Transport Services Group, Inc. (a)	10,420	26,988
Atlas Air Worldwide Holdings, Inc. (a)	1,100	28,919
Pacer International, Inc.	3,100	8,866

TFS SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.9% (Continued)	Shares	Value
Industrials - 14.2% (Continued)
Air Freight & Logistics - 0.6% (Continued)
UTI Worldwide, Inc.	3,400	$42,398
		107,171
Airlines - 0.5%
AirTran Holdings, Inc. (a)	4,500	19,035
Copa Holdings, S.A. - Class A	300	12,669
JetBlue Airways Corporation (a)	8,600	42,656
US Airways Group, Inc. (a)	2,800	8,568
		82,928
Building Products - 0.6%
Insteel Industries, Inc.	1,700	18,904
Owens Corning, Inc. (a)	2,000	44,220
Quanex Building Products Corporation	2,500	37,175
		100,299
Commercial Services & Supplies - 1.8%
ACCO Brands Corporation (a)	4,000	24,240
American Reprographics Company (a)	1,300	7,800
ATC Technology Corporation (a)	900	18,810
Cornell Companies, Inc. (a)	1,400	31,976
Covanta Holding Corporation (a)	300	5,154
Ennis, Inc.	3,399	51,495
Interface, Inc. - Class A	1,700	13,192
Team, Inc. (a)	3,300	53,559
Tetra Tech, Inc. (a)	900	23,157
United Stationers, Inc. (a)	200	9,428
Waste Connections, Inc. (a)	1,900	59,717
		298,528
Construction & Engineering - 1.1%
Chicago Bridge & Iron Company N.V.	1,300	24,453
EMCOR Group, Inc. (a)	1,900	44,878
Great Lakes Dredge & Dock Company	3,400	20,842
Insituform Technologies, Inc. - Class A (a)	500	10,600
MasTec, Inc. (a)	600	7,080
Michael Baker Corporation (a)	655	23,383
Shaw Group, Inc. (The) (a)	400	10,264
Sterling Construction Company, Inc. (a)	2,800	45,164
		186,664
Electrical Equipment - 1.7%
A123 Systems, Inc. (a)	400	7,864
Advanced Battery Technologies, Inc. (a)	12,600	42,336
Capstone Turbine Corporation (a)	40,700	47,619
China BAK Battery, Inc. (a)	2,100	6,909
EnerSys, Inc. (a)	900	19,890
GrafTech International Ltd. (a)	3,479	46,967
Harbin Electric, Inc. (a)	1,100	17,523
LaBarge, Inc. (a)	1,400	15,540
SunPower Corporation - Class A (a)	400	9,924
Thomas & Betts Corporation (a)	1,600	54,736

TFS SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.9% (Continued)	Shares	Value
Industrials - 14.2% (Continued)
Electrical Equipment - 1.7% (Continued)
Vicor Corporation (a)	900	$6,138
		275,446
Industrial Conglomerates - 0.1%
Standex International Corporation	1,200	21,096

Machinery - 3.7%
Alamo Group, Inc.	800	10,960
Altra Holdings, Inc. (a)	1,400	12,278
American Railcar Industries, Inc.	2,200	22,000
Ampco-Pittsburgh Corporation	800	21,520
Cascade Corporation	1,800	44,712
Chart Industries, Inc. (a)	1,700	33,609
Colfax Corporation (a)	2,600	28,288
FreightCar America, Inc.	2,800	66,024
Harsco Corporation	400	12,596
Kaydon Corporation	300	10,497
Lindsay Corporation	600	19,698
Mueller Industries, Inc.	700	16,562
Mueller Water Products, Inc. - Class A	4,400	19,712
NACCO Industries, Inc. - Class A	400	23,840
Nordson Corporation	290	15,303
Sauer-Danfoss, Inc.	4,000	28,800
Snap-on, Inc.	800	29,224
SPX Corporation	600	31,668
Timken Company	1,400	30,842
Titan International, Inc.	5,600	47,040
Trinity Industries, Inc.	800	13,504
Twin Disc, Inc.	3,610	33,898
Watts Water Technologies, Inc. - Class A	1,600	45,200
		617,775
Marine - 1.2%
Diana Shipping, Inc.	700	9,044
Eagle Bulk Shipping, Inc.	8,700	41,238
Excel Maritime Carriers Ltd.	4,300	24,252
International Shipholding Corporation	400	13,260
Kirby Coporation (a)	600	20,280
Navios Maritime Holdings, Inc.	7,500	34,275
OceanFreight, Inc. (a)	3,100	2,976
Paragon Shipping, Inc.	6,500	26,520
Ultrapetrol (Bahamas) Ltd. (a)	4,700	23,030
		194,875
Professional Services - 0.6%
CDI Corporation	1,500	18,270
First Advantage Corporation (a)	700	12,320
FTI Consulting, Inc. (a)	200	8,162
Kforce, Inc. (a)	2,200	25,806
Spherion Corporation (a)	3,900	19,305

TFS SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.9% (Continued)	Shares	Value
Industrials - 14.2% (Continued)
Professional Services - 0.6% (Continued)
VSE Corporation	500	$21,895
		105,758
Road & Rail - 0.1%
USA Truck, Inc. (a)	1,000	11,230

Trading Companies & Distributors - 0.7%
Aceto Corporation	9,068	50,237
Aircastle Ltd.	2,480	19,641
Applied Industrial Technologies, Inc.	100	2,023
Houston Wire & Cable Company	2,700	32,643
United Rentals, Inc. (a)	1,500	14,235
		118,779
Transportation Infrastructure - 0.1%
Aegean Marine Petroleum Network, Inc.	700	16,450

Information Technology - 22.9%
Communications Equipment - 3.2%
3Com Corporation (a)	11,340	58,288
ADC Telecommunications, Inc. (a)	6,900	44,781
Anaren, Inc. (a)	2,300	33,626
Arris Group, Inc. (a)	1,000	10,260
Aruba Networks, Inc. (a)	5,700	44,574
Bel Fuse, Inc. - Class B	2,700	48,870
BigBand Networks, Inc. (a)	3,700	13,690
Ciena Corporation (a)	500	5,865
CommScope, Inc. (a)	600	16,212
Digi International, Inc. (a)	3,000	23,850
EchoStar Corporation - Class A (a)	1,100	19,976
Emulex Corporation (a)	2,900	29,290
InterDigital, Inc. (a)	1,000	20,560
NETGEAR, Inc. (a)	1,200	21,876
Oplink Communications, Inc. (a)	1,900	28,177
Opnext, Inc. (a)	4,400	10,824
Radware Ltd. (a)	500	5,785
Sierra Wireless, Inc. (a)	1,300	11,713
Sonus Networks, Inc. (a)	13,184	25,313
Starent Networks Corporation (a)	300	10,122
Tellabs, Inc. (a)	8,700	52,374
		536,026
Computers & Peripherals - 0.9%
Adaptec, Inc. (a)	12,000	38,280
Diebold, Inc.	1,100	33,264
Hypercom Corporation (a)	7,600	21,660
Isilon Systems, Inc. (a)	3,199	16,795
NCR Corporation (a)	3,050	30,957
Novatel Wireless, Inc. (a)	1,000	8,920
QLogic Corporation (a)	200	3,508
		153,384

TFS SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.9% (Continued)	Shares	Value
Information Technology - 22.9% (Continued)
Electronic Equipment, Instruments & Components - 4.2%
Agilysys, Inc.	2,800	$13,188
Anixter International, Inc. (a)	1,500	62,775
Arrow Electronics, Inc. (a)	1,700	43,078
AVX Corporation	1,750	19,810
Celestica, Inc. (a)	2,300	19,090
Cogent, Inc. (a)	2,200	21,230
Comverge, Inc. (a)	1,600	18,256
CPI International, Inc. (a)	2,920	28,908
CTS Corporation	4,000	35,840
Echelon Corporation (a)	500	6,825
Gerber Scientific, Inc. (a)	6,885	31,809
Ingram Micro, Inc. - Class A (a)	1,800	31,770
Insight Enterprises, Inc. (a)	1,800	18,936
Jabil Circuit, Inc.	3,700	49,506
L-1 Identity Solutions, Inc. (a)	1,200	7,092
Mercury Computer Systems, Inc. (a)	1,106	11,834
Methode Electronics, Inc.	1,500	10,875
Multi-Fineline Electronix, Inc. (a)	900	24,525
SMART Modular Technologies (WWH), Inc. (a)	7,200	29,232
Spectrum Control, Inc. (a)	8,100	68,445
Tech Data Corporation (a)	1,200	46,116
Technitrol, Inc.	2,600	20,254
TTM Technologies, Inc. (a)	4,300	43,731
Vishay Intertechnology, Inc. (a)	6,800	42,364
		705,489
Internet Software & Services - 1.6%
Akamai Technologies, Inc. (a)	700	15,400
Art Technology Group, Inc. (a)	7,500	30,900
Dice Holdings, Inc. (a)	2,500	15,025
Digital River, Inc. (a)	300	6,849
GigaMedia Ltd. (a)	7,850	32,185
IAC/InterActiveCorporation (a)	1,500	28,410
InfoSpace, Inc. (a)	5,630	48,249
Limelight Networks, Inc. (a)	7,500	26,175
ModusLink Global Solutions, Inc. (a)	2,100	17,262
Open Text Corporation (a)	200	7,408
RealNetworks, Inc. (a)	1,800	6,426
SAVVIS, Inc. (a)	1,700	25,143
		259,432
IT Services - 2.9%
Broadridge Financial Solutions, Inc.	1,500	31,215
China Information Security Technology, Inc. (a)	3,400	21,760
CIBER, Inc. (a)	8,736	28,130
CSG Systems International, Inc. (a)	2,820	46,079
eLoyalty Corporation (a)	1,200	9,360
Genpact Ltd. (a)	1,300	15,483
Hewitt Associates, Inc. - Class A (a)	500	17,760
iGATE Corporation	2,000	17,660
Lender Processing Services, Inc.	1,700	67,660

TFS SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.9% (Continued)	Shares	Value
Information Technology - 22.9% (Continued)
IT Services - 2.9% (Continued)
Lionbridge Technologies, Inc. (a)	9,200	$19,228
Moneygram International, Inc. (a)	8,200	24,518
Ness Technologies, Inc. (a)	4,700	30,973
Online Resources Corporation (a)	5,800	30,450
TeleTech Holdings, Inc. (a)	1,600	28,624
TNS, Inc. (a)	800	22,608
VeriFone Holdings, Inc. (a)	4,000	53,200
Virtusa Corporation (a)	1,800	16,164
		480,872
Semiconductors & Semiconductor Equipment - 4.9%
Advanced Analogic Technologies, Inc. (a)	2,900	9,135
Amkor Technology, Inc. (a)	5,800	31,958
Applied Micro Circuits Corporation (a)	3,000	23,460
Atheros Communications, Inc. (a)	900	22,158
Atmel Corporation (a)	7,800	29,016
Cirrus Logic, Inc. (a)	7,100	34,364
Cypress Semiconductor Corporation (a)	800	6,744
DSP Group, Inc. (a)	3,129	18,085
Entegris, Inc. (a)	7,200	27,072
Entropic Communications, Inc. (a)	5,700	14,991
FormFactor, Inc. (a)	2,630	44,684
Integrated Device Technology, Inc. (a)	5,300	31,164
Intellon Corporation (a)	4,000	27,480
Intersil Corporation - Class A	790	9,914
IXYS Corporation	3,500	23,450
Kopin Corporation (a)	5,400	23,976
Lattice Semiconductor Corporation (a)	8,800	16,808
NVE Corporation (a)	400	14,960
OmniVision Technologies, Inc. (a)	3,100	38,006
Pericom Semiconductor Corporation (a)	6,063	57,053
PMC-Sierra, Inc. (a)	6,400	54,528
Rambus, Inc. (a)	700	11,200
RF Micro Devices, Inc. (a)	9,300	37,014
Semitool, Inc. (a)	3,000	21,180
Sigma Designs, Inc. (a)	1,500	18,015
Skyworks Solutions, Inc. (a)	2,560	26,701
Standard Microsystems Corporation (a)	700	13,482
Supertex, Inc. (a)	400	9,700
Techwell, Inc. (a)	2,200	22,836
Tessera Technologies, Inc. (a)	800	17,688
TriQuint Semiconductor, Inc. (a)	5,600	30,184
Varian Semiconductor Equipment Associates, Inc. (a)	600	17,034
Zoran Corporation (a)	2,700	23,949
		807,989
Software - 5.2%
Actuate Corporation (a)	2,800	14,028
AsiaInfo Holdings, Inc. (a)	1,300	28,678
Blackbaud, Inc.	800	17,752
Bottomline Technologies, Inc. (a)	4,100	60,188

TFS SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.9% (Continued)	Shares	Value
Information Technology - 22.9% (Continued)
Software - 5.2% (Continued)
Compuware Corporation (a)	500	$3,530
Deltek, Inc. (a)	3,300	23,595
Double-Take Software, Inc. (a)	3,200	29,664
EPIQ Systems, Inc. (a)	400	5,044
FactSet Research Systems, Inc.	900	57,645
i2 Technologies, Inc. (a)	1,100	17,314
Interactive Intelligence, Inc. (a)	2,300	38,571
Jack Henry & Associates, Inc.	2,200	50,754
Kenexa Corporation (a)	1,500	18,900
MICROS Systems, Inc. (a)	300	8,076
Monotype Imaging Holdings, Inc. (a)	1,300	9,776
Net 1 UEPS Technologies, Inc. (a)	2,600	45,474
NetScout Systems, Inc. (a)	3,523	43,298
Novell, Inc. (a)	8,300	33,947
Phoenix Technologies Ltd. (a)	22,303	52,189
QAD, Inc.	1,700	7,752
Radiant Systems, Inc. (a)	1,800	17,712
S1 Corporation (a)	2,600	15,600
SolarWinds, Inc. (a)	500	8,900
SonicWALL, Inc. (a)	4,800	38,112
Sybase, Inc. (a)	1,280	50,637
Synopsys, Inc. (a)	2,500	55,000
Take-Two Interactive Software, Inc. (a)	600	6,582
Taleo Corporation - Class A (a)	1,100	23,914
TeleCommunication Systems, Inc. (a)	3,300	29,502
TIBCO Software, Inc. (a)	4,000	35,000
VASCO Data Security International, Inc. (a)	2,600	15,808
		862,942
Materials - 6.1%
Chemicals - 2.7%
Ashland, Inc.	800	27,632
Cabot Corporation	700	15,351
Calgon Carbon Corporation (a)	500	7,920
Cytec Industries, Inc.	500	16,585
Huntsman Corporation	6,100	48,495
Innophos Holdings, Inc.	600	11,610
Innospec, Inc.	2,800	33,096
International Flavors and Fragrances, Inc.	700	26,663
LSB Industries, Inc. (a)	1,600	19,840
Methanex Corporation	400	6,860
Nalco Holding Company	600	12,690
Olin Corporation	1,200	18,324
OMNOVA Solutions, Inc. (a)	4,500	28,845
PolyOne Corporation (a)	3,892	21,718
Quaker Chemical Corporation	1,000	20,600
RPM International, Inc.	1,400	24,668
Solutia, Inc. (a)	2,200	24,200
Stepan Company	600	34,344
Valspar Corporation (The)	1,900	48,203

TFS SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.8% (Continued)	Shares	Value
Materials - 6.1% (Continued)
Chemicals - 2.7% (Continued)
W.R. Grace & Company (a)	300	$6,567
		454,211
Containers & Packaging - 1.0%
AEP Industries, Inc. (a)	500	17,440
Bemis Company, Inc.	500	12,915
Boise, Inc. (a)	6,300	30,114
BWAY Holding Company (a)	800	14,216
Graphic Packaging Holding Company (a)	11,900	27,251
Myers Industries, Inc.	2,100	18,417
Packaging Corporation of America	900	16,452
Sonoco Products Company	600	16,050
Temple-Inland, Inc.	900	13,905
		166,760
Metals & Mining - 1.4%
Commercial Metals Company	1,000	14,840
General Steel Holdings, Inc. (a)	1,700	6,324
Golden Star Resources Ltd. (a)	4,000	12,280
North American Palladium Ltd. (a)	16,000	38,560
NovaGold Resources, Inc. (a)	6,500	27,950
Olympic Steel, Inc.	500	12,650
Reliance Steel & Aluminum Company	800	29,184
Royal Gold, Inc.	300	13,251
Seabridge Gold, Inc. (a)	1,200	24,096
Silver Standard Resources, Inc. (a)	400	7,432
Stillwater Mining Company (a)	900	5,580
Tanzanian Royalty Exploration Corporation (a)	1,200	3,516
Titanium Metals Corporation	3,600	30,960
		226,623
Paper & Forest Products - 1.0%
Buckeye Technologies, Inc. (a)	1,450	12,992
Clearwater Paper Corporation (a)	800	36,216
Domtar Corporation (a)	800	33,512
KapStone Paper & Packaging Corporation (a)	2,800	19,432
Louisiana-Pacific Corporation (a)	2,220	11,655
P.H. Glatfelter Company	1,600	16,912
Verso Paper Corporation	8,800	20,680
Wausau Paper Corporation	2,342	20,539
		171,938
Telecommunication Services - 0.9%
Diversified Telecommunication Services - 0.5%
Atlantic Tele-Network, Inc.	275	12,606
Level 3 Communications, Inc. (a)	10,000	11,800
PAETEC Holding Corporation (a)	5,700	18,468
SureWest Communications (a)	1,320	11,643
tw telecom, inc. (a)	1,800	22,680
		77,197
Wireless Telecommunication Services - 0.4%
Leap Wireless International, Inc. (a)	1,100	14,542

TFS SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.9% (Continued)	Shares	Value
Telecommunication Services - 0.9% (Continued)
Wireless Telecommunication Services - 0.4% (Continued)
MetroPCS Communications, Inc. (a)	600	$3,738
Shenandoah Telecommunications Company	700	11,683
Telephone & Data Systems, Inc.	700	20,734
Terrestar Corporation (a)	19,200	24,576
		75,273
Utilities - 1.5%
Electric Utilities - 0.2%
NV Energy, Inc.	2,600	29,796

Gas Utilities - 0.7%
AGL Resources, Inc.	601	21,011
Atmos Energy Corporation	800	22,280
Energen Corporation	500	21,940
Laclede Group, Inc. (The)	1,100	33,781
UGI Corporation	800	19,104
		118,116
Independent Power Producers & Energy Traders - 0.4%
Dynegy, Inc. (a)	14,200	28,400
Mirant Corporation (a)	1,230	17,195
RRI Energy, Inc. (a)	2,400	12,648
		58,243
Multi-Utilities - 0.2%
Alliant Energy Corporation	1,200	31,872

Water Utilities - 0.0%
Aqua America, Inc.	100	1,545

Total Common Stocks (Cost $16,537,009)		$16,434,982

RIGHTS - 0.0%	Shares	Value
Winthrop Realty Trust (a) (Cost $0)	742	$–

MONEY MARKET FUNDS - 0.3%	Shares	Value
UMB Money Market Fiduciary, 0.05% (b) (Cost $58,594)	58,594	$58,594

Total Investments at Value - 99.2% (Cost $16,595,603)		$16,493,576

Other Assets in Excess of Liabilities - 0.8%		129,488

Net Assets - 100.0%		$16,623,064

ADR - American Depositary Receipt.

(a)	Non-income producing security.
(b)	Variable rate security. The rate shown is the 7-day effective yield as of October 31, 2009.

See accompanying notes to financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM ON
DETAILED SCHEDULES OF INVESTMENTS

To the Shareholders and Board of Trustees of
TFS Capital Investment Trust

We have audited, in accordance with the standards of the Public Company Accounting Oversight Board (United States), the financial statements of TFS Capital Investment Trust (the "Funds"), comprising TFS Market Neutral Fund and TFS Small Cap Fund, as of October 31, 2009, and for the year then ended and have issued our report thereon dated December 23, 2009 which report and financial statements are included in Item 1 of this Certified Shareholder Report on Form N-CSR. Our audits also included the Funds’ schedules of investments (the "Schedules") as of October 31, 2009 appearing in Item 6 of this Form N-CSR. These Schedules are the responsibility of the Funds’ management. Our responsibility is to express an opinion based on our audits. In our opinion, the Schedules referred to above, when considered in relation to the basic financial statements taken as a whole of the Funds referred to above, present fairly, in all material respects, the information set forth therein.

DELOITTE & TOUCHE LLP

Cincinnati, Ohio
December 23, 2009

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 10.	Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11.	Controls and Procedures.

(a)  Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b)  There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit:  Attached hereto

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

(a)(3)  Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons:  Not applicable

(b)  Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)):  Attached hereto

Exhibit 99.CODE ETH	Code of Ethics

Exhibit 99.CERT	Certifications required by Rule 30a-2(a) under the Act

Exhibit 99.906CERT	Certifications required by Rule 30a-2(b) under the Act

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   TFS Capital Investment Trust

By (Signature and Title)*	/s/ Larry S, Eiben
Larry S. Eiben, President

Date          December 29, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Larry S. Eiben
Larry S. Eiben, President

Date          December 29, 2009

By (Signature and Title)*	/s/ Mark J. Seger
Mark J. Seger, Treasurer

Date _        December 29, 2009

* Print the name and title of each signing officer under his or her signature.